UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2020

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 29, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2019 to Feb. 29, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,025.00	0.85%	$4.28
Class C	1,000.00	1,021.20	1.60%	8.04
Institutional Class	1,000.00	1,026.20	0.60%	3.02

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware Tax-Free Minnesota Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,023.50	0.71%	$3.57
Class C	1,000.00	1,019.20	1.56%	7.83
Institutional Class	1,000.00	1,025.20	0.56%	2.82

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.33	0.71%	$3.57
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,029.30	0.89%	$4.49
Class C	1,000.00	1,025.50	1.64%	8.26
Institutional Class	1,000.00	1,030.60	0.64%	3.23

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.89%	$4.47
Class C	1,000.00	1,016.71	1.64%	8.22
Institutional Class	1,000.00	1,021.68	0.64%	3.22

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.09%
Corporate Revenue Bond	0.75%
Education Revenue Bonds	18.12%
Electric Revenue Bonds	7.84%
Healthcare Revenue Bonds	24.22%
Housing Revenue Bonds	0.40%
Lease Revenue Bonds	2.66%
Local General Obligation Bonds	11.54%
Pre-Refunded/Escrowed to Maturity Bonds	5.93%
Special Tax Revenue Bonds	4.85%
State General Obligation Bonds	13.12%
Transportation Revenue Bonds	6.68%
Water & Sewer Revenue Bonds	2.98%
Short-Term Investments	1.65%
Total Value of Securities	100.74%
Liabilities Net of Receivables and Other Assets	(0.74%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.38%
Minnesota	95.08%
Puerto Rico	4.92%
US Virgin Islands	0.36%
Total Value of Securities	100.74%

4

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.63%
Corporate Revenue Bond	0.58%
Education Revenue Bonds	13.70%
Electric Revenue Bonds	8.05%
Healthcare Revenue Bonds	25.52%
Housing Revenue Bond	0.37%
Lease Revenue Bonds	5.93%
Local General Obligation Bonds	12.82%
Pre-Refunded/Escrowed to Maturity Bonds	8.65%
Special Tax Revenue Bonds	3.70%
State General Obligation Bonds	10.67%
Transportation Revenue Bonds	6.16%
Water & Sewer Revenue Bonds	2.48%
Short-Term Investment	1.34%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.83%
Minnesota	95.80%
Puerto Rico	3.34%
Total Value of Securities	99.97%

5

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.80%
Corporate Revenue Bond	1.21%
Education Revenue Bonds	18.34%
Electric Revenue Bonds	5.61%
Healthcare Revenue Bonds	32.35%
Housing Revenue Bonds	1.48%
Lease Revenue Bonds	2.12%
Local General Obligation Bonds	7.23%
Pre-Refunded/Escrowed to Maturity Bonds	3.70%
Special Tax Revenue Bonds	4.95%
State General Obligation Bonds	12.71%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	1.05%
Short-Term Investments	1.65%
Total Value of Securities	98.45%
Receivables and Other Assets Net of Liabilities	1.55%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	93.56%
Puerto Rico	4.89%
Total Value of Securities	98.45%

6

Schedules of investments
Delaware Tax-Free Minnesota Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.09%

Corporate Revenue Bond – 0.75%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	4,355,000	$4,536,691

		4,536,691

Education Revenue Bonds – 18.12%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	916,642
Series A 4.25% 7/1/47	1,550,000	1,675,627
Series A 4.375% 7/1/52	400,000	433,752
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,379,170
Series A 5.00% 3/1/39	385,000	401,567
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	272,580
Series A 5.00% 7/1/45	1,390,000	1,496,140
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,222,360
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	797,244
Series A 5.00% 11/1/48	2,800,000	3,152,632
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	444,633
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	458,316
Series A 5.375% 8/1/50	1,690,000	1,941,725
Series A 5.50% 8/1/36	580,000	628,094
Series A 5.75% 8/1/44	1,190,000	1,286,818
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	827,707
Series A 5.00% 7/1/47	2,290,000	2,454,651
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	626,481
Series A 5.00% 7/1/44	1,770,000	1,887,404

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	$977,199
Series A 5.00% 7/1/47	2,300,000	2,493,384
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	510,340
5.50% 8/1/49	2,260,000	2,467,332
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,283,059
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,646,191
5.00% 5/1/37	1,250,000	1,480,375
5.00% 5/1/47	250,000	291,600
(Carleton College)
4.00% 3/1/35	1,000,000	1,167,230
4.00% 3/1/36	415,000	483,774
5.00% 3/1/44	2,085,000	2,560,734
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,082,650
(College of St. Scholastica)
4.00% 12/1/29	280,000	336,372
4.00% 12/1/30	290,000	345,544
4.00% 12/1/33	500,000	584,540
4.00% 12/1/34	500,000	582,880
4.00% 12/1/40	1,200,000	1,381,932
(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,759,480
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,059,717
Series A 5.00% 10/1/35	875,000	1,096,393
Series A 5.00% 10/1/45	2,120,000	2,600,731
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	595,655
Series 8-I 5.00% 10/1/33	250,000	297,243
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	808,201
Series 8-G 5.00% 12/1/32	670,000	807,370
Series 8-N 4.00% 10/1/35	500,000	576,220
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,120,225
Series B 5.00% 10/1/38	1,000,000	1,170,510
Series B 5.00% 10/1/39	170,000	198,648

8

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Trustees of The Hamline University)
Series B 5.00% 10/1/40	625,000	$729,437
Series B 5.00% 10/1/47	1,060,000	1,226,250
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,746,047
4.00% 10/1/37	750,000	900,120
4.00% 10/1/44	1,255,000	1,472,918
5.00% 10/1/40	500,000	646,170
Series 8-L 5.00% 4/1/35	1,250,000	1,504,225
Series A 4.00% 10/1/34	400,000	463,760
Series A 4.00% 10/1/36	500,000	578,245
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	1,000,000	1,026,130
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	556,197
Series A 5.00% 9/1/44	1,165,000	1,230,147
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	2,855,000	3,007,857
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	600,425
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	2,046,218
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	328,914
Series A 144A 5.50% 7/1/52 #	735,000	810,271
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	537,960
Series A 4.125% 9/1/47	1,750,000	1,869,245
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,581,062
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,133,883
Series A 5.00% 9/1/34	2,625,000	3,337,241
Series A 5.00% 4/1/35	3,175,000	3,886,899
Series A 5.00% 4/1/36	2,650,000	3,238,830
Series A 5.00% 4/1/37	1,125,000	1,372,680

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/40	1,560,000	$1,958,284
Series A 5.00% 9/1/41	1,750,000	2,192,120
Series A 5.00% 4/1/44	3,000,000	3,871,020

		109,921,627

Electric Revenue Bonds – 7.84%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,380,690
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,130,880
5.00% 10/1/29	395,000	464,295
5.00% 10/1/30	500,000	586,970
5.00% 10/1/33	1,205,000	1,412,489
5.00% 10/1/47	2,000,000	2,410,840
Series A 5.00% 10/1/30	1,060,000	1,244,376
Series A 5.00% 10/1/34	750,000	879,315
Series A 5.00% 10/1/35	1,525,000	1,788,093
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	658,525
5.00% 1/1/28	350,000	424,735
5.00% 1/1/28	210,000	262,072
5.00% 1/1/29	585,000	707,593
5.00% 1/1/29	220,000	273,519
5.00% 1/1/30	520,000	625,711
5.00% 1/1/31	200,000	246,164
5.00% 1/1/32	210,000	257,414
5.00% 1/1/35	160,000	194,693
5.00% 1/1/36	180,000	218,644
5.00% 1/1/41	400,000	481,876
Series A 5.00% 1/1/25	125,000	138,867
Series A 5.00% 1/1/26	425,000	471,899
Series A 5.00% 1/1/31	520,000	573,238
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	343,463
Series AAA 5.25% 7/1/25 ‡	250,000	200,313
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,502,344
Series WW 5.00% 7/1/28 ‡	1,775,000	1,417,781
Series WW 5.25% 7/1/33 ‡	1,250,000	1,001,563
Series XX 4.75% 7/1/26 ‡	260,000	206,375
Series XX 5.25% 7/1/40 ‡	750,000	600,937

10

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	925,000	$745,781
Series ZZ 4.75% 7/1/27 ‡	210,000	166,687
Series ZZ 5.25% 7/1/24 ‡	350,000	280,437
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,697,087
Series A 5.00% 12/1/47	2,265,000	2,745,837
Series B 5.00% 12/1/27	295,000	338,353
Series B 5.00% 12/1/28	275,000	314,977
Series B 5.00% 12/1/31	1,365,000	1,559,635
Series B 5.00% 12/1/33	300,000	343,134
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,557,642
Series A 5.00% 1/1/42	1,500,000	1,867,035
Series A 5.00% 1/1/46	2,000,000	2,369,380
Series A 5.00% 1/1/47	3,130,000	3,884,799
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation
Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,727,900
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,429,130
Series A 4.00% 10/1/31	885,000	1,018,175
Series A 4.00% 10/1/33	365,000	417,753

		47,569,416

Healthcare Revenue Bonds – 24.22%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,175,724
5.375% 11/1/34	320,000	350,627
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	505,962
5.00% 9/1/58	3,220,000	3,486,809
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,415,225
2nd Tier Series B 5.25% 1/1/37	505,000	446,597
4th Tier Series D 7.00% 1/1/37	1,665,000	1,635,763
4th Tier Series D 7.25% 1/1/52	2,500,000	2,450,975

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	$2,527,589
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	481,572
5.00% 6/1/48	1,000,000	1,064,400
5.00% 6/1/53	600,000	636,732
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	586,035
4.00% 11/1/41	800,000	924,464
5.00% 11/1/26	500,000	583,560
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	547,840
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	116,358
5.00% 5/1/44	1,500,000	1,721,925
5.00% 5/1/51	1,585,000	1,806,409
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	295,266
Series A 144A 5.00% 8/1/46 #	2,380,000	2,492,693
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	753,053
Series A 5.00% 4/1/40	705,000	727,059
Series A 5.00% 4/1/48	315,000	324,211
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,310,880
Series A 5.00% 2/15/48	1,850,000	2,287,858
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	1,850,000	2,017,443
6.00% 6/15/39	3,570,000	3,924,751
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	524,815
4.00% 4/1/25	660,000	692,743
4.00% 4/1/31	60,000	62,655

12

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	$699,356
5.75% 2/1/44	500,000	531,720
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	607,016
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,258,000
5.00% 5/1/27	1,400,000	1,755,460
5.00% 5/1/29	1,000,000	1,240,110
5.00% 5/1/30	850,000	1,049,988
5.00% 5/1/31	500,000	614,905
5.00% 5/1/32	500,000	613,185
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,183,960
5.00% 9/1/32	1,000,000	1,181,180
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,800,475
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,420,736
Series A 5.00% 11/15/33	500,000	601,215
Series A 5.00% 11/15/34	500,000	600,460
Series A 5.00% 11/15/44	1,000,000	1,177,830
Series A 5.00% 11/15/49	3,475,000	4,279,532
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	529,615
5.25% 11/1/45	1,950,000	2,060,760
5.375% 11/1/50	455,000	481,836
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,955,837
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,126,387
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	441,335
Series A 5.00% 11/1/32	330,000	338,544
Series A 5.00% 11/1/42	1,250,000	1,281,450

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	$3,273,858
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,783,552
Series D Remarketing 5.00% 11/15/38	6,405,000	6,449,963
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	332,580
5.00% 7/1/33	650,000	715,969
5.875% 7/1/30	1,850,000	1,877,861
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,384,960
Series A 5.30% 9/1/37	1,200,000	1,316,400
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,413,329
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	997,835
5.00% 9/1/24	575,000	668,069
5.00% 9/1/25	750,000	872,280
5.00% 9/1/26	575,000	667,161
5.00% 9/1/27	405,000	468,929
5.00% 9/1/28	425,000	491,517
5.00% 9/1/29	425,000	490,658
5.00% 9/1/34	730,000	829,302
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	4,315,000	4,970,405
5.00% 5/1/48	5,090,000	6,403,271
Series A 4.00% 5/1/37	965,000	1,088,057
Series A 5.00% 5/1/46	3,715,000	4,420,404
Unrefunded Balance 5.125% 5/1/30	740,000	744,825
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,794,789
Series A 5.00% 11/15/47	1,560,000	1,898,738
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,611,752

14

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	3,000,000	$3,510,150
Series A 5.00% 7/1/33	1,260,000	1,468,618
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,213,615
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,405
Series A 5.375% 5/1/43	500,000	500,270
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	535,775
4.00% 8/1/44	800,000	856,832
5.00% 8/1/49	1,000,000	1,122,600
5.00% 8/1/54	875,000	980,315
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	263,780
4.75% 11/1/52	750,000	795,757
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	876,937
4.65% 7/1/26	540,000	558,009
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	539,075
5.125% 12/1/44	1,605,000	1,715,841
5.25% 12/1/49	750,000	805,860

		146,919,188

Housing Revenue Bonds – 0.40%
Minnesota Housing Finance Agency Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	950,000	987,012
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,429,391

		2,416,403

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 2.66%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,404,050
Series A 5.00% 6/1/43	3,835,000	4,290,675
Series B 5.00% 3/1/28	2,500,000	2,704,325
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,824,696
Series C 5.00% 8/1/35	1,645,000	1,915,668
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,025,102

		16,164,516

Local General Obligation Bonds – 11.54%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,719,825
Series A 4.00% 2/1/43	3,500,000	3,972,885
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,042,949
Series A 4.00% 2/1/29	1,800,000	2,038,518
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,351,799
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,220,070
Series A 5.00% 2/1/33	3,585,000	4,366,745
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	182,400
Series A 4.00% 2/1/28	1,250,000	1,422,313
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,407,013
Series A 5.00% 12/1/36	940,000	1,175,038
Series A 5.00% 12/1/37	2,850,000	3,645,720
Series A 5.00% 12/1/37	2,645,000	3,297,760
Series A 5.00% 12/1/38	3,310,000	4,224,586
Series B 5.00% 12/1/30	1,000,000	1,262,220
Series C 5.00% 12/1/28	1,500,000	2,019,690
Series C 5.00% 12/1/30	1,245,000	1,571,464
Series C 5.00% 12/1/37	3,000,000	3,740,370

16

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	$539,635
Series A 4.00% 2/1/37	600,000	717,894
Series A 4.00% 2/1/38	625,000	745,100
Series B 4.00% 2/1/36	945,000	1,133,235
Series B 4.00% 2/1/37	1,255,000	1,501,595
Series B 4.00% 2/1/38	1,305,000	1,555,769
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,417,840
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,546,519
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,299,993
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	582,655
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,487,479
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	11,000,000	11,797,060

		69,986,139

Pre-Refunded/Escrowed to Maturity Bonds – 5.93%
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	15,574,914
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22§	350,000	386,197
Series 7-Q 5.00% 10/1/24-22§	475,000	524,125
Series 7-Q 5.00% 10/1/27-22§	200,000	220,684
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,119,682
Series A 5.00% 11/15/30-25§	670,000	824,381
University of Minnesota
Series A 5.50% 7/1/21	4,500,000	4,670,370
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24§	4,000,000	4,641,880

17

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24§	3,935,000	$4,566,449
Series A 5.00% 1/1/46-24§	3,000,000	3,481,410

		36,010,092

Special Tax Revenue Bonds – 4.85%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,113,670
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	281,797
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,173,000	11,517,057
Series A-1 5.00% 7/1/58	8,525,000	9,777,067
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	770,791
Series G 5.00% 11/1/31	1,500,000	1,761,075
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,180,140

		29,401,597

State General Obligation Bonds – 13.12%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	2,058,787
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	4,857,361
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,536,700
(State Trunk Highway)
Series B 5.00% 10/1/29	5,000,000	5,321,300
Series E 5.00% 10/1/26	3,395,000	4,309,477
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,276,270
Series A 5.00% 8/1/29	2,500,000	3,048,025
Series A 5.00% 8/1/30	4,200,000	4,928,616
Series A 5.00% 8/1/32	3,875,000	4,538,090
Series A 5.00% 8/1/33	2,075,000	2,722,421
Series A 5.00% 10/1/33	1,000,000	1,285,340
Series A 5.00% 8/1/35	10,900,000	14,487,775
Series A 5.00% 8/1/38	3,450,000	4,474,685
Series A 5.00% 8/1/39	700,000	926,107
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,027,131
Series D 5.00% 8/1/26	6,000,000	7,579,500

18

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series D 5.00% 8/1/27	2,525,000	$3,186,070

		79,563,655

Transportation Revenue Bonds – 6.68%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/29	350,000	442,463
Series C 5.00% 1/1/33	850,000	1,063,137
Series C 5.00% 1/1/36	600,000	746,772
Series C 5.00% 1/1/41	600,000	739,278
Series C 5.00% 1/1/46	1,595,000	1,950,015
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,143,260
Series A 5.00% 1/1/44	3,000,000	3,877,230
Series A 5.00% 1/1/49	5,000,000	6,419,500
Series B 5.00% 1/1/26	575,000	618,631
Series B 5.00% 1/1/27	1,160,000	1,247,360
Series B 5.00% 1/1/28	2,750,000	2,956,057
Series B 5.00% 1/1/29	120,000	128,923
Series B 5.00% 1/1/30	1,675,000	1,797,979
Series B 5.00% 1/1/31	1,750,000	1,877,155
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,539,586
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,714,991
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,241,952

		40,504,289

Water & Sewer Revenue Bonds – 2.98%
Guam Government Waterworks Authority 5.00% 7/1/40	1,930,000	2,307,624
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,592,600
Series B 5.00% 9/1/25	2,000,000	2,209,180
Series C 4.00% 3/1/31	3,120,000	3,721,130
Series C 4.00% 3/1/32	3,225,000	3,835,879
Series E 5.00% 9/1/23	2,000,000	2,209,700

19

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	$1,187,390

		18,063,503

Total Municipal Bonds (cost $560,098,975)		601,057,116

Short-Term Investments – 1.65%

Variable Rate Demand Notes – 1.65%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 1.20% 11/15/48
(LOC – Wells Fargo Bank N.A.)	1,000,000	1,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic)
Series A 1.14% 11/15/38	9,000,000	9,000,000

Total Short-Term Investments (cost $10,000,000)		10,000,000

Total Value of Securities – 100.74% (cost $570,098,975)		$611,057,116

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $11,471,692, which represents 1.89% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

20

Summary of abbreviations (continued):

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

21

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.63%

Corporate Revenue Bond – 0.58%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT)#	460,000	$479,191

		479,191

Education Revenue Bonds – 13.70%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	463,777
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	510,574
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	336,345
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	455,568
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	454,826
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	578,325
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	552,090
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	570,061
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	628,546
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	537,525
5.00% 10/1/35	555,000	684,565
(St. Catherine University) Series A 5.00% 10/1/35	565,000	707,956
(St. John’s University) Series 8-I 5.00% 10/1/31	130,000	154,860
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	150,784
Series 8-G 5.00% 12/1/32	125,000	150,629
(University of St. Thomas)
4.00% 10/1/36	300,000	361,251
5.00% 10/1/34	350,000	459,819
5.00% 10/1/35	750,000	983,145
Series 7-U 4.00% 4/1/26	1,400,000	1,525,790
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	342,401

22

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$357,694
(Great River School Project) Series A 144A 5.25% 7/1/33 #	140,000	155,995
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	285,470

		11,407,996

Electric Revenue Bonds – 8.05%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,132,296
Series E 5.00% 1/1/23	1,000,000	1,072,850
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	302,175
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	587,715
Series A 5.00% 10/1/30	240,000	281,746
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	181,434
5.00% 1/1/30	235,000	290,599
5.00% 1/1/31	350,000	419,443
Series A 5.00% 1/1/25	200,000	222,188
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	377,502
Series A 5.00% 12/1/29	500,000	627,370
Series A 5.00% 12/1/31	575,000	715,495
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	491,806

		6,702,619

Healthcare Revenue Bonds – 25.52%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	295,842
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	447,125
3rd Tier Series C 5.00% 1/1/32	420,000	368,520
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	268,893

23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	$267,540
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	702,678
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	103,945
4.00% 9/1/39	100,000	102,243
Crookston Health Care Facilities Revenue
(RiverView Health Project) 5.00% 5/1/38	400,000	465,432
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	480,000	506,170
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	945,765
Series A 5.00% 2/15/48	390,000	482,305
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32	750,000	817,883
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	283,095
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	518,334	539,461
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	564,500
5.00% 5/1/28	1,000,000	1,243,570
(North Memorial Health Care) 5.00% 9/1/31	320,000	378,867
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	601,215
Series A 5.00% 11/15/34	500,000	600,460
Series A 5.00% 11/15/49	1,000,000	1,231,520
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	561,392
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,524,807

24

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 •	925,000	$981,851
(Olmsted Medical Center Project) 5.125% 7/1/20	220,000	223,069
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	1,107,477
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	601,973
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	1,018,988
Unrefunded Balance 5.125% 5/1/30	360,000	362,347
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services) Series A 5.00% 11/15/47	275,000	334,713
(HealthPartners Obligated Group Project)
5.00% 7/1/32	1,000,000	1,170,050
5.00% 7/1/33	200,000	233,114
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.00% 5/1/33	500,000	526,065
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	142,303
5.00% 8/1/35	150,000	170,490
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	500,000	543,005
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	539,075

		21,257,748

Housing Revenue Bond – 0.37%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	306,298

		306,298

Lease Revenue Bonds – 5.93%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,235,564
Series A 5.00% 6/1/43	715,000	799,956
Series B 5.00% 3/1/27	1,000,000	1,082,760
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series A 4.00% 8/1/33	655,000	793,415

25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio Project) 5.00% 12/1/25	1,000,000	$1,027,300

		4,938,995

Local General Obligation Bonds – 12.82%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	284,463
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,875,060
Series A 5.00% 12/1/38	1,055,000	1,346,507
Series C 5.00% 12/1/30	1,500,000	1,893,330
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	263,822
Series B 4.00% 2/1/36	465,000	557,623
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	616,620
Virginia, Minnesota
(General Obligation Sales Tax Revenue) Series A
4.00% 2/1/38 (AGM)	1,000,000	1,156,740
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,500,000	2,681,150

		10,675,315

Pre-Refunded/Escrowed to Maturity Bonds – 8.65%
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Children’s Health Care) Series A 5.25% 8/15/25-20§	1,000,000	1,019,850
Minnesota Higher Education Facilities Authority Revenue
(College of St. Benedict) Series 7-M 5.125% 3/1/36-20§	275,000	275,000
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	468,953
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30-20§	500,000	503,495
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	203,019
Series A 5.00% 11/15/30-25§	120,000	147,650
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,031,330
Series A 5.25% 12/1/29-20§	1,000,000	1,033,180
Series D 5.00% 12/1/26-21§	1,000,000	1,073,140

26

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24§	1,250,000	$1,450,587

		7,206,204

Special Tax Revenue Bonds – 3.70%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	114,061
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A1 4.55% 7/1/40	830,000	935,966
Series A-1 4.75% 7/1/53	810,000	917,017
Series A-1 5.00% 7/1/58	195,000	223,640
Series A-2 4.536% 7/1/53	378,000	421,995
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	472,440

		3,085,119

State General Obligation Bonds – 10.67%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	345,000	280,744
Minnesota
Series A 5.00% 8/1/33	285,000	373,923
Series A 5.00% 8/1/34	1,000,000	1,309,580
Series A 5.00% 8/1/38	1,575,000	2,088,607
Series A 5.00% 8/1/39	310,000	410,133
Series D 5.00% 8/1/26	2,500,000	3,158,125
Series D 5.00% 8/1/27	500,000	630,905
Series E 5.00% 10/1/26	500,000	634,680

		8,886,697

Transportation Revenue Bonds – 6.16%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	763,875
Series B 5.00% 1/1/31	750,000	804,495
Series B 5.00% 1/1/44 (AMT)	1,600,000	2,020,400
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	519,089
Series A 4.00% 8/1/27	545,000	625,262
Series A 4.00% 8/1/28	350,000	400,169

		5,133,290

27

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 2.48%
Guam Government Waterworks Authority Water & Wastewater System Revenue 5.00% 7/1/37	575,000	$691,949
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	673,858
Series C 4.00% 3/1/32	585,000	695,811

		2,061,618

Total Municipal Bonds (cost $76,812,212)		82,141,090

Short-Term Investment – 1.34%

Variable Rate Demand Note – 1.34%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2 1.22% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,115,000	1,115,000

Total Short-Term Investment (cost $1,115,000)		1,115,000

Total Value of Securities – 99.97% (cost $77,927,212)		$83,256,090

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $1,483,757, which represents 1.78% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on

28

current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 96.80%

Corporate Revenue Bond – 1.21%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	2,600,000	$2,708,472

		2,708,472

Education Revenue Bonds – 18.34%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	920,465
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,324,648
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	272,580
Series A 5.00% 7/1/45	230,000	247,563
Columbia Heights Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/54	1,000,000	1,062,350
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,111,180
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,125,940
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	758,307
Series A 5.75% 8/1/44	585,000	632,596
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	254,263
Series A 5.00% 7/1/47	710,000	761,049
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	713,121
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	178,223
Series A 5.00% 7/1/44	495,000	527,833
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,094,290
Series A 5.00% 7/1/47	800,000	867,264
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 144A 4.75% 8/1/43 #	750,000	815,355
144A 5.00% 8/1/53 #	570,000	627,257

30

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	$868,664
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,749,600
(Carleton College) 4.00% 3/1/37	635,000	738,880
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,207,050
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	268,320
4.00% 5/1/25	200,000	214,260
4.00% 5/1/26	100,000	106,982
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	662,963
Series A 5.00% 10/1/45	670,000	821,929
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	255,308
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	247,285
Series 8-G 5.00% 12/1/32	205,000	247,031
Series 8-N 4.00% 10/1/34	800,000	922,384
Series 8-N 4.00% 10/1/35	590,000	679,940
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	351,903
Series B 5.00% 10/1/39	770,000	899,760
(University of St. Thomas)
4.00% 10/1/37	500,000	600,080
4.00% 10/1/41	1,000,000	1,187,370
4.00% 10/1/44	850,000	997,594
Series A 4.00% 10/1/35	400,000	463,516
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,515,245
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	770,000	811,226
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	514,650
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,841,070
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	292,139

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	$576,130
Series A 6.00% 9/1/51	500,000	581,830
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,366,418
Series A 4.125% 9/1/47	500,000	534,070
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,648,545
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,592,609
Series A 5.00% 9/1/40	900,000	1,129,779
Series A 5.00% 9/1/41	620,000	776,637

		40,965,451

Electric Revenue Bonds – 5.61%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,603,890
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	423,045
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	545,184
Series A 5.00% 12/1/26	360,000	399,089
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	194,284
5.00% 10/1/47	745,000	898,038
Series A 5.00% 10/1/28	500,000	588,320
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	611,965
5.00% 1/1/28	500,000	606,765
5.00% 1/1/29	470,000	568,493
5.00% 1/1/33	225,000	274,482
5.00% 1/1/34	200,000	243,572
Series A 5.00% 1/1/24	335,000	372,564
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	131,794
Series AAA 5.25% 7/1/25 ‡	95,000	76,119
Series CCC 5.25% 7/1/27 ‡	650,000	520,813
Series WW 5.00% 7/1/28 ‡	585,000	467,269
Series XX 4.75% 7/1/26 ‡	105,000	83,344
Series XX 5.25% 7/1/40 ‡	295,000	236,369

32

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority
Series XX 5.75% 7/1/36 ‡	370,000	$298,313
Series ZZ 4.75% 7/1/27 ‡	85,000	67,469
Series ZZ 5.25% 7/1/24 ‡	130,000	104,163
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	556,223
Series A 5.00% 12/1/35	500,000	616,970
Series A 5.00% 12/1/36	520,000	640,526
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	475,616
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	916,200

		12,520,879

Healthcare Revenue Bonds – 32.35%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	427,536
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,005,130
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	887,132
5.00% 9/1/43	535,000	582,128
5.00% 9/1/58	1,175,000	1,272,361
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	560,000	459,435
4th Tier Series D 7.00% 1/1/37	515,000	505,957
4th Tier Series D 7.25% 1/1/52	1,500,000	1,470,585
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,376,730
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	725,000	774,887
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	676,547
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	255,607
5.00% 9/1/52	1,500,000	1,629,855

33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	$1,612,980
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	866,787
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	1,168,182
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	909,124
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	345,579
Series A 5.00% 4/1/40	315,000	324,856
Series A 5.00% 4/1/48	185,000	190,409
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,888,600
Series A 5.00% 2/15/48	1,590,000	1,966,321
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	817,883
6.00% 6/15/39	1,000,000	1,099,370
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	193,186
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	794,723
(St. John’s Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	174,187
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,303,995
5.00% 5/1/26	1,300,000	1,591,616
5.00% 5/1/29	500,000	620,055
(North Memorial Health Care) 5.00% 9/1/30	610,000	724,363
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,090,960
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,146,560
Series A 5.00% 11/15/33	1,200,000	1,442,916

34

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/34	500,000	$600,460
Series A 5.00% 11/15/44	1,000,000	1,177,830
Series A 5.00% 11/15/49	1,450,000	1,785,704
Minneapolis Senior Housing & Healthcare Revenue (Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,800,266
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	521,784
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	522,435
4.20% 8/1/49	1,500,000	1,569,390
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,115
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,004
Series A 6.875% 12/1/48	800,000	878,888
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,896,469
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	381,713
5.00% 7/1/27	245,000	274,586
5.00% 7/1/28	225,000	251,545
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,181,574
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	863,701
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	141,769
5.00% 9/1/34	105,000	119,283
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	287,973
5.00% 5/1/48	3,900,000	4,906,239
Unrefunded Balance 5.125% 5/1/30	15,000	15,098
Series A 4.00% 5/1/37	1,440,000	1,623,629
Series A 5.00% 5/1/46	2,000,000	2,379,760

35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$1,076,500
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	735,771
Series A 5.00% 11/15/47	485,000	590,313
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,465,966
Series A 5.00% 7/1/29	1,000,000	1,187,160
Series A 5.00% 7/1/32	900,000	1,053,045
Series A 5.00% 7/1/33	1,540,000	1,794,978
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,762,305
Series A 5.15% 11/1/42	775,000	780,665
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,540
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,540,485
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/39	400,000	430,852
4.00% 8/1/38	250,000	269,718
4.00% 8/1/44	350,000	374,864
5.00% 8/1/54	350,000	392,126
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,343,100

		72,271,145

Housing Revenue Bonds – 1.48%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,068,840
Minneapolis – St. Paul Housing Finance Board Single
Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	7,677	7,683
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	116,688

36

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	$1,370,281
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,855

		3,314,347

Lease Revenue Bonds – 2.12%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,965,670
Series A 5.00% 6/1/43	1,000,000	1,118,820
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,653,130

		4,737,620

Local General Obligation Bonds – 7.23%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	1,000,000	1,230,300
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,216,270
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	501,600
Series A 4.20% 3/1/34	750,000	818,767
Hennepin County
Series A 5.00% 12/1/26	750,000	957,697
Series A 5.00% 12/1/37	910,000	1,164,072
Series C 5.00% 12/1/37	2,500,000	3,116,975
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,200,670
Series A 5.00% 2/1/29	1,000,000	1,199,070
Series A 5.00% 2/1/30	445,000	532,874
Series A 5.00% 2/1/31	1,000,000	1,194,280
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	191,870
Series A 4.00% 2/1/37	215,000	257,245
Series A 4.00% 2/1/38	220,000	262,275
Series B 4.00% 2/1/36	335,000	401,729
Series B 4.00% 2/1/37	445,000	532,438
Series B 4.00% 2/1/38	465,000	554,354
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	829,159

		16,161,645

37

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 3.70%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	$576,300
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22§	325,000	358,611
Series 7-Q 5.00% 10/1/26-22§	280,000	308,958
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45-20§	500,000	512,420
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,628,595
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	338,365
Series A 5.00% 11/15/30-25§	205,000	252,236
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24§	500,000	580,235
Series A 5.00% 1/1/33-24§	750,000	870,353
Series A 5.00% 1/1/34-24§	450,000	522,212
Series A 5.00% 1/1/40-24§	2,000,000	2,320,940

		8,269,225

Special Tax Revenue Bonds – 4.95%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	281,027
Minneapolis Tax Increment Revenue
(Grant Park Project) 4.00% 3/1/27	200,000	209,428
4.00% 3/1/30	260,000	271,185
(Village of St. Anthony Falls Project) 4.00% 3/1/24	700,000	728,672
4.00% 3/1/27	650,000	666,607
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,005,000	4,534,141
Series A-1 5.00% 7/1/58	275,000	315,389
Series A-2 4.536% 7/1/53	3,000,000	3,349,170
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	708,660

		11,064,279

38

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 12.71%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	$748,650
Minnesota
Series A 5.00% 8/1/27	750,000	916,627
Series A 5.00% 8/1/29	1,000,000	1,219,210
Series A 5.00% 8/1/33	660,000	865,927
Series A 5.00% 10/1/33	2,000,000	2,570,680
Series A 5.00% 8/1/34	2,185,000	2,861,432
Series A 5.00% 8/1/38	5,250,000	6,932,935
Series A 5.00% 8/1/39	2,880,000	3,810,269
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,050,384
Series D 5.00% 8/1/26	1,000,000	1,263,250
Series D 5.00% 8/1/27	2,000,000	2,523,620
Series E 5.00% 10/1/26	1,085,000	1,377,256
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,242,695

		28,382,935

Transportation Revenue Bonds – 6.05%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,560,035
Series C 5.00% 1/1/46	185,000	226,177
(Subordinate)
Series A 5.00% 1/1/32	500,000	572,845
Series A 5.00% 1/1/49	1,500,000	1,925,850
Series B 5.00% 1/1/29	2,130,000	2,288,387
Series B 5.00% 1/1/44 (AMT)	4,000,000	5,051,000
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,881,705

		13,505,999

Water & Sewer Revenue Bonds – 1.05%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,150,927
Series C 4.00% 3/1/32	1,000,000	1,189,420

		2,340,347

Total Municipal Bonds (cost $201,789,446)		216,242,344

39

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.65%

Variable Rate Demand Notes – 1.65%¤
Minneapolis Health Care System Revenue (Fairview Health Services) Series C
1.20% 11/15/48 (LOC – Wells Fargo Bank N.A.)	100,000	$100,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Children’s Hospitals and Clinics) Series A-1
1.13% 8/15/37 (AGM) (SPA – US Bank N.A.)	240,000	240,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1
1.20% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,650,000	1,650,000
Series B-2
1.22% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	500,000	500,000
Rochester Health Care Facilities Revenue (Mayo Clinic)
Series A 1.14% 11/15/38	1,200,000	1,200,000

Total Short-Term Investments (cost $3,690,000)		3,690,000

Total Value of Securities – 98.45% (cost $205,479,446)		$219,932,344

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $6,163,573, which represents 2.76% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

40

Summary of abbreviations (continued):

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

41

Statements of assets and liabilities
February 29, 2020 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$611,057,116	$83,256,090	$219,932,344
Cash	2,865,010	1,714,694	1,830,144
Interest receivable	6,793,713	808,480	2,337,790
Receivable for securities sold	991,500	495,750	991,500
Receivable for fund shares sold	670,821	250,100	405,909

Total assets	622,378,160	86,525,114	225,497,687

Liabilities:
Payable for securities purchased	13,486,620	3,101,230	1,666,169
Payable for fund shares redeemed	1,556,560	15,906	124,409
Distribution payable	238,517	29,640	89,768
Investment management fees payable to affiliates	223,528	19,143	82,849
Other accrued expenses	175,833	62,050	96,752
Distribution fees payable to affiliates	98,999	11,962	38,380
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,122	562	1,507
Accounting and administration expenses payable to affiliates	1,900	533	896
Trustees’ fees and expenses payable to affiliates	1,875	254	685
Legal fees payable to affiliates	870	118	318
Reports and statements to shareholders expenses payable to affiliates	364	50	133

Total liabilities	15,789,188	3,241,448	2,101,866

Total Net Assets	$606,588,972	$83,283,666	$223,395,821

Net Assets Consist of:
Paid-in capital	$565,571,810	$77,912,492	$209,339,555
Total distributable earnings (loss)	41,017,162	5,371,174	14,056,266

Total Net Assets	$606,588,972	$83,283,666	$223,395,821

42

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$388,611,310	$58,520,054	$109,835,841
Shares of beneficial interest outstanding, unlimited authorization, no par	30,353,684	5,145,776	9,644,645
Net asset value per share	$12.80	$11.37	$11.39
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$13.40	$11.91	$11.93

Class C:
Net assets	$28,909,946	$6,516,004	$21,755,287
Shares of beneficial interest outstanding, unlimited authorization, no par	2,250,794	571,835	1,906,624
Net asset value per share	$12.84	$11.39	$11.41

Institutional Class:
Net assets	$189,067,716	$18,247,608	$91,804,693
Shares of beneficial interest outstanding, unlimited authorization, no par	14,770,717	1,603,997	8,063,975
Net asset value per share	$12.80	$11.38	$11.38

[1]Investments, at cost	$570,098,975	$77,927,212	$205,479,446

See accompanying notes, which are an integral part of the financial statements.

43

Statements of operations
Six months ended February 29, 2020 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Investment Income:
Interest	$9,917,519	$1,293,015	$3,672,037

Expenses:
Management fees	1,588,458	198,860	575,522
Distribution expenses — Class A	475,050	69,266	130,491
Distribution expenses — Class C	144,273	33,281	104,083
Dividend disbursing and transfer agent fees and expenses	174,139	24,759	70,487
Accounting and administration expenses	66,320	25,815	36,187
Registration fees	35,725	12,225	10,420
Legal fees	29,937	3,959	9,519
Reports and statements to shareholders expenses	27,356	7,326	10,487
Audit and tax fees	22,950	22,950	22,950
Trustees’ fees and expenses	14,112	1,912	4,992
Custodian fees	7,096	824	2,161
Other	30,540	11,469	17,856

	2,615,956	412,646	995,155
Less expenses waived	(235,904)	(86,478)	(89,325)
Less waived distribution expenses — Class A	—	(27,706)	—
Less expenses paid indirectly	(3,708)	(862)	(2,063)

Total operating expenses	2,376,344	297,600	903,767

Net Investment Income	7,541,175	995,415	2,768,270

Net Realized and Unrealized Gain:
Net realized gain on investments	1,824,184	141,390	631,736
Net change in unrealized appreciation (depreciation) of investments	5,631,507	760,516	2,974,704

Net Realized and Unrealized Gain	7,455,691	901,906	3,606,440

Net Increase in Net Assets Resulting from Operations	$14,996,866	$1,897,321	$6,374,710

See accompanying notes, which are an integral part of the financial statements.

44

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$7,541,175	$16,250,461
Net realized gain	1,824,184	422,779
Net change in unrealized appreciation (depreciation)	5,631,507	23,896,388

Net increase in net assets resulting from operations	14,996,866	40,569,628

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,828,662)	(11,013,173)
Class C	(334,268)	(674,498)
Institutional Class	(2,929,171)	(4,532,590)

	(9,092,101)	(16,220,261)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,979,535	34,266,180
Class C	1,366,576	3,098,448
Institutional Class	25,582,243	83,152,024

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,288,873	9,748,901
Class C	329,374	653,678
Institutional Class	2,133,849	3,221,296

	47,680,450	134,140,527

46

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(20,130,274)	$(63,834,709)
Class C	(2,975,077)	(10,695,643)
Institutional Class	(9,855,269)	(44,007,882)

	(32,960,620)	(118,538,234)

Increase in net assets derived from capital share transactions	14,719,830	15,602,293

Net Increase in Net Assets	20,624,595	39,951,660

Net Assets:
Beginning of period	585,964,377	546,012,717

End of period	$606,588,972	$585,964,377

See accompanying notes, which are an integral part of the financial statements.

47

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$995,415	$2,179,205
Net realized gain	141,390	5,373
Net change in unrealized appreciation (depreciation)	760,516	2,996,731

Net increase in net assets resulting from operations	1,897,321	5,181,309

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(702,449)	(1,593,527)
Class C	(56,261)	(156,332)
Institutional Class	(234,651)	(428,375)

	(993,361)	(2,178,234)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,051,924	5,671,277
Class C	196,804	898,626
Institutional Class	2,120,191	8,405,771

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	603,408	1,357,246
Class C	54,125	149,449
Institutional Class	221,615	397,172

	7,248,067	16,879,541

48

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,694,214)	$(12,485,742)
Class C	(965,418)	(2,719,349)
Institutional Class	(2,011,804)	(3,186,459)

	(5,671,436)	(18,391,550)

Increase (decrease) in net assets derived from capital share transactions	1,576,631	(1,512,009)

Net Increase in Net Assets	2,480,591	1,491,066

Net Assets:
Beginning of period	80,803,075	79,312,009

End of period	$83,283,666	$80,803,075

See accompanying notes, which are an integral part of the financial statements.

49

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,768,270	$5,310,882
Net realized gain (loss)	631,736	(149,752)
Net change in unrealized appreciation (depreciation)	2,974,704	9,364,456

Net increase in net assets resulting from operations	6,374,710	14,525,586

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,364,588)	(2,884,919)
Class C	(193,963)	(452,855)
Institutional Class	(1,199,632)	(1,963,896)

	(2,758,183)	(5,301,670)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,565,092	11,808,073
Class C	3,005,222	3,143,949
Institutional Class	19,215,257	31,389,740

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,245,884	2,586,210
Class C	184,739	420,887
Institutional Class	1,162,506	1,877,843

	33,378,700	51,226,702

50

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,207,574)	$(14,747,115)
Class C	(2,833,482)	(5,154,694)
Institutional Class	(5,259,006)	(14,980,335)

	(13,300,062)	(34,882,144)

Increase in net assets derived from capital share transactions	20,078,638	16,344,558

Net Increase in Net Assets	23,695,165	25,568,474

Net Assets:
Beginning of period	199,700,656	174,132,182

End of period	$223,395,821	$199,700,656

See accompanying notes, which are an integral part of the financial statements.

51

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.68	$12.14	$12.54	$12.87	$12.60	$12.67

0.16	0.36	0.37	0.38	0.41	0.44
0.15	0.54	(0.34)	(0.32)	0.28	(0.06)

0.31	0.90	0.03	0.06	0.69	0.38

(0.16)	(0.36)	(0.37)	(0.39)	(0.42)	(0.45)
(0.03)	—	(0.06)	—	—	—

(0.19)	(0.36)	(0.43)	(0.39)	(0.42)	(0.45)

$12.80	$12.68	$12.14	$12.54	$12.87	$12.60

2.50%	7.54%	0.26%	0.49%	5.52%	3.02%

$388,611	$386,790	$390,477	$423,497	$481,066	$479,275
0.85%	0.85%	0.85%	0.85%	0.85%	0.87%
0.93%	0.93%	0.94%	0.95%	0.95%	0.96%
2.54%	2.92%	2.99%	3.08%	3.25%	3.51%
2.46%	2.84%	2.90%	2.98%	3.15%	3.42%
11%	13%	16%	17%	15%	11%

53

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.72	$12.18	$12.58	$12.91	$12.64	$12.71

0.11	0.27	0.28	0.29	0.32	0.35
0.15	0.54	(0.34)	(0.33)	0.27	(0.07)

0.26	0.81	(0.06)	(0.04)	0.59	0.28

(0.11)	(0.27)	(0.28)	(0.29)	(0.32)	(0.35)
(0.03)	—	(0.06)	—	—	—

(0.14)	(0.27)	(0.34)	(0.29)	(0.32)	(0.35)

$12.84	$12.72	$12.18	$12.58	$12.91	$12.64

2.12%	6.73%	(0.49% )	(0.25% )	4.73%	2.25%

$28,910	$29,933	$35,642	$51,045	$53,502	$45,393
1.60%	1.60%	1.60%	1.60%	1.60%	1.62%
1.68%	1.68%	1.69%	1.70%	1.70%	1.71%
1.79%	2.17%	2.24%	2.33%	2.50%	2.76%
1.71%	2.09%	2.15%	2.23%	2.40%	2.67%
11%	13%	16%	17%	15%	11%

55

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.68	$12.14	$12.54	$12.87	$12.59	$12.66

0.17	0.39	0.40	0.41	0.45	0.48
0.15	0.54	(0.34)	(0.32)	0.28	(0.07)

0.32	0.93	0.06	0.09	0.73	0.41

(0.17)	(0.39)	(0.40)	(0.42)	(0.45)	(0.48)
(0.03)	—	(0.06)	—	—	—

(0.20)	(0.39)	(0.46)	(0.42)	(0.45)	(0.48)

$12.80	$12.68	$12.14	$12.54	$12.87	$12.59

2.62%	7.81%	0.51%	0.75%	5.87%	3.27%

$189,068	$169,241	$119,894	$88,826	$53,133	$32,084
0.60%	0.60%	0.60%	0.60%	0.60%	0.62%
0.68%	0.68%	0.69%	0.70%	0.70%	0.71%
2.79%	3.17%	3.24%	3.33%	3.50%	3.76%
2.71%	3.09%	3.15%	3.23%	3.40%	3.67%
11%	13%	16%	17%	15%	11%

57

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.25	$10.82	$11.17	$11.44	$11.22	$11.32

0.14	0.31	0.30	0.31	0.33	0.34
0.12	0.43	(0.31)	(0.25)	0.22	(0.10)

0.26	0.74	(0.01)	0.06	0.55	0.24

(0.14)	(0.31)	(0.30)	(0.31)	(0.33)	(0.34)
—	—	(0.04)	(0.02)	—	—

(0.14)	(0.31)	(0.34)	(0.33)	(0.33)	(0.34)

$11.37	$11.25	$10.82	$11.17	$11.44	$11.22

2.35%	7.00%	(0.01% )	0.55%	4.98%	2.12%

$58,520	$55,918	$59,284	$68,934	$79,730	$84,663
0.71%	0.71%	0.79%	0.84%	0.84%	0.85%
1.03%	1.04%	1.00%	0.99%	0.97%	0.98%
2.54%	2.87%	2.77%	2.79%	2.92%	2.98%
2.22%	2.54%	2.56%	2.64%	2.79%	2.85%
15%	19%	17%	22%	14%	14%

59

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.27	$10.84	$11.19	$11.47	$11.24	$11.35

0.09	0.22	0.21	0.22	0.24	0.24
0.12	0.43	(0.31)	(0.26)	0.23	(0.11)

0.21	0.65	(0.10)	(0.04)	0.47	0.13

(0.09)	(0.22)	(0.21)	(0.22)	(0.24)	(0.24)
—	—	(0.04)	(0.02)	—	—

(0.09)	(0.22)	(0.25)	(0.24)	(0.24)	(0.24)

$11.39	$11.27	$10.84	$11.19	$11.47	$11.24

1.92%	6.09%	(0.86% )	(0.39% )	4.17%	1.16%

$6,516	$7,167	$8,558	$11,885	$13,315	$11,740
1.56%	1.56%	1.64%	1.69%	1.69%	1.70%
1.78%	1.79%	1.75%	1.74%	1.72%	1.73%
1.69%	2.02%	1.92%	1.94%	2.07%	2.13%
1.47%	1.79%	1.81%	1.89%	2.04%	2.10%
15%	19%	17%	22%	14%	14%

61

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.25	$10.83	$11.17	$11.45	$11.22	$11.33

0.15	0.33	0.32	0.33	0.35	0.35
0.13	0.42	(0.30)	(0.26)	0.23	(0.11)

0.28	0.75	0.02	0.07	0.58	0.24

(0.15)	(0.33)	(0.32)	(0.33)	(0.35)	(0.35)
—	—	(0.04)	(0.02)	—	—

(0.15)	(0.33)	(0.36)	(0.35)	(0.35)	(0.35)

$11.38	$11.25	$10.83	$11.17	$11.45	$11.22

2.52%	7.06%	0.23%	0.61%	5.22%	2.18%

$18,248	$17,718	$11,470	$18,800	$12,694	$4,402
0.56%	0.56%	0.64%	0.69%	0.69%	0.70%
0.78%	0.79%	0.75%	0.74%	0.72%	0.73%
2.69%	3.02%	2.92%	2.94%	3.07%	3.13%
2.47%	2.79%	2.81%	2.89%	3.04%	3.10%
15%	19%	17%	22%	14%	14%

63

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.21	$10.66	$10.88	$11.13	$10.84	$10.88

0.14	0.32	0.32	0.33	0.36	0.38
0.18	0.55	(0.22)	(0.25)	0.29	(0.04)

0.32	0.87	0.10	0.08	0.65	0.34

(0.14)	(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

(0.14)	(0.32)	(0.32)	(0.33)	(0.36)	(0.38)

$11.39	$11.21	$10.66	$10.88	$11.13	$10.84

2.93%	8.33%	0.95%	0.84%	6.12%	3.20%

$109,836	$103,487	$98,980	$98,491	$121,168	$122,618
0.89%	0.89%	0.89%	0.89%	0.89%	0.91%
0.98%	0.99%	0.99%	0.99%	0.98%	1.01%
2.62%	2.97%	2.98%	3.08%	3.23%	3.52%
2.53%	2.87%	2.88%	2.98%	3.14%	3.42%
8%	12%	14%	19%	15%	16%

65

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.23	$10.68	$10.90	$11.15	$10.87	$10.90

0.10	0.24	0.24	0.25	0.27	0.30
0.18	0.55	(0.22)	(0.25)	0.29	(0.03)

0.28	0.79	0.02	—	0.56	0.27

(0.10)	(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

(0.10)	(0.24)	(0.24)	(0.25)	(0.28)	(0.30)

$11.41	$11.23	$10.68	$10.90	$11.15	$10.87

2.55%	7.51%	0.19%	0.09%	5.22%	2.53%

$21,755	$21,059	$21,651	$32,223	$35,751	$32,174
1.64%	1.64%	1.64%	1.64%	1.64%	1.66%
1.73%	1.74%	1.74%	1.74%	1.73%	1.76%
1.87%	2.22%	2.23%	2.33%	2.48%	2.77%
1.78%	2.12%	2.13%	2.23%	2.39%	2.67%
8%	12%	14%	19%	15%	16%

67

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six months ended 2/29/20[1] (Unaudited)
	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.20	$10.66	$10.87	$11.12	$10.84	$10.88

0.16	0.35	0.35	0.36	0.38	0.41
0.18	0.54	(0.21)	(0.25)	0.29	(0.04)

0.34	0.89	0.14	0.11	0.67	0.37

(0.16)	(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

(0.16)	(0.35)	(0.35)	(0.36)	(0.39)	(0.41)

$11.38	$11.20	$10.66	$10.87	$11.12	$10.84

3.06%	8.50%	1.30%	1.09%	6.28%	3.46%

$91,805	$75,155	$53,501	$44,805	$31,206	$14,841
0.64%	0.64%	0.64%	0.64%	0.64%	0.66%
0.73%	0.74%	0.74%	0.74%	0.73%	0.76%
2.87%	3.22%	3.23%	3.33%	3.48%	3.77%
2.78%	3.12%	3.13%	3.23%	3.39%	3.67%
8%	12%	14%	19%	15%	16%

69

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds	February 29, 2020 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $250,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

70

distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 29, 2020 and for all open tax years (years ended Aug. 31, 2017–Aug. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Feb. 29, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

71

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$3,472	$821	$1,974

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

$236	$41	$89

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

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	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.60%	0.56%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$11,955	$3,346	$5,550

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; and 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$25,932	$3,523	$9,261

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.** The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$7,304	$991	$2,593

For the six months ended Feb. 29, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$19,790	$3,496	$7,974

For the six months ended Feb. 29, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$285	$ —	$ —
Class C	579	181	344

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

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Pursuant to these procedures, for the six months ended Feb. 29, 2020, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$7,758,711	$4,265,596	$7,290,147
Sales	5,711,123	3,498,983	826,067
Net realized gains (losses)	(56,993)	74,824	42,951

*For Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020. For Delaware Tax-Free Minnesota Intermediate Fund, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

**For Delaware Tax-Free Minnesota Intermediate Fund Class A shares, the aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

3. Investments

For the six months ended Feb. 29, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$66,677,208	$14,318,314	$34,300,483
Sales	74,209,340	11,767,070	17,289,443

At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$570,103,832	$77,923,615	$205,452,147

Aggregate unrealized appreciation of investments	$41,706,559	$5,422,727	$14,832,682
Aggregate unrealized depreciation of investments	(753,275)	(90,252)	(352,485)

Net unrealized appreciation of investments	$40,953,284	$5,332,475	$14,480,197

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

At Aug. 31, 2019, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains for Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Minnesota Intermediate Fund	$98,039	$—	$98,039
Delaware Minnesota High-Yield Municipal Bond Fund	845,337	124,037	969,374

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

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restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2020:

Delaware Tax-Free Minnesota Fund
Level 2
Securities

Assets:
Municipal Bonds	$601,057,116
Short-Term Investments	10,000,000

Total Value of Securities	$611,057,116

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities

Assets:
Municipal Bonds	$82,141,090
Short-Term Investments	1,115,000

Total Value of Securities	$83,256,090

Delaware Minnesota High-Yield Municipal
Bond Fund
Level 2
Securities

Assets:
Municipal Bonds	$216,242,344
Short-Term Investments	3,690,000

Total Value of Securities	$219,932,344

During the six months ended Feb. 29, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

77

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 29, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Minnesota Fund		Delaware Tax-Free Minnesota Intermediate Fund		Delaware Minnesota High-Yield Municipal Bond Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	1,031,596	2,812,545	362,362	521,273	767,243	1,091,129
Class C	107,893	252,325	17,606	82,541	268,951	291,127
Institutional Class	2,035,722	6,847,310	189,759	773,437	1,723,634	2,920,048

Shares issued upon reinvestment of dividends and distributions:
Class A	421,225	798,095	54,040	124,608	111,744	240,677
Class C	26,158	53,400	4,840	13,717	16,537	39,113
Institutional Class	169,934	263,476	19,832	36,374	104,286	174,526

	3,792,528	11,027,151	648,439	1,551,950	2,992,395	4,756,620

Shares redeemed:
Class A	(1,599,127)	(5,263,546)	(241,381)	(1,153,362)	(467,188)	(1,382,974)
Class C	(235,977)	(878,285)	(86,456)	(249,651)	(253,987)	(481,931)
Institutional Class	(782,984)	(3,637,252)	(180,087)	(294,820)	(471,312)	(1,406,980)

	(2,618,088)	(9,779,083)	(507,924)	(1,697,833)	(1,192,487)	(3,271,885)

Net increase (decrease)	1,174,440	1,248,068	140,515	(145,883)	1,799,908	1,484,735

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 29, 2020 and the year ended Aug. 31, 2019, the Funds had the following exchange transactions:

	Six months ended
	2/29/20

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	32,625	22,084	22,157	32,633	$689,856
Delaware Tax-Free Minnesota Intermediate Fund	—	8,649	8,429	252	96,847
Delaware Minnesota High-Yield Municipal Bond Fund	2,768	16,480	15,758	3,538	214,106

	Year ended
	8/31/19

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Minnesota Fund	59,365	40,077	31,466	68,171	$1,220,708
Delaware Tax-Free Minnesota Intermediate Fund	1,165	9,191	9,217	1,165	112,353
Delaware Minnesota High-Yield Municipal Bond Fund	26,086	44,298	9,709	60,819	745,406

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The revolving line of credit is to be used as described below and on the next page and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on Nov. 2, 2020.

79

Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

5. Line of Credit (continued)

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 29, 2020, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2020, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Municipal Corporation	0.46%	1.39%	0.11%
National Public Finance Guarantee Corporation	0.78%	—	—

	1.24%	1.39%	0.11%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater

80

degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

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Notes to financial statements
Delaware Funds® by Macquarie Minnesota municipal bond funds

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update (ASU), ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Feb. 29, 2020, that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

83

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 29, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2019 to Feb. 29, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,047.00	0.81%	$4.12
Class C	1,000.00	1,043.20	1.56%	7.92
Institutional Class	1,000.00	1,048.10	0.56%	2.85
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.84	0.81%	$4.07
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82
Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,035.00	0.65%	$3.29
Class C	1,000.00	1,031.50	1.50%	7.58
Institutional Class	1,000.00	1,035.50	0.50%	2.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.63	0.65%	$3.27
Class C	1,000.00	1,017.40	1.50%	7.52
Institutional Class	1,000.00	1,022.38	0.50%	2.51

2

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/19	Ending Account Value 2/29/20	Annualized Expense Ratio	Expenses Paid During Period 9/1/19 to 2/29/20*
Actual Fund return†
Class A	$1,000.00	$1,056.00	0.85%	$4.35
Class C	1,000.00	1,052.80	1.60%	8.17
Institutional Class	1,000.00	1,057.80	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	105.16%
Corporate Revenue Bonds	18.62%
Education Revenue Bonds	7.96%
Electric Revenue Bonds	5.21%
Healthcare Revenue Bonds	13.64%
Lease Revenue Bonds	3.31%
Local General Obligation Bonds	8.46%
Pre-Refunded/Escrowed to Maturity Bonds	6.15%
Special Tax Revenue Bonds	10.53%
State General Obligation Bonds	14.16%
Transportation Revenue Bonds	15.25%
Water & Sewer Revenue Bonds	1.87%
Total Value of Securities	105.16%
Liabilities Net of Receivables and Other Assets	(5.16%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.76%
Arizona	4.43%
California	11.78%
Colorado	4.08%
Connecticut	1.37%
District of Columbia	0.59%
Florida	4.38%
Georgia	0.80%
Illinois	8.82%
Indiana	1.13%
Kansas	0.22%
Louisiana	0.36%
Maryland	2.64%
Massachusetts	1.61%
Michigan	0.21%
Minnesota	1.24%
Missouri	0.91%
Nebraska	1.02%
New Jersey	3.39%
New York	9.81%
North Carolina	3.51%

4

State / territory	Percentage of net assets
Ohio	7.73%
Oklahoma	2.26%
Oregon	0.11%
Pennsylvania	4.92%
Puerto Rico	7.09%
Texas	13.71%
Utah	0.63%
Virginia	2.32%
Washington	0.57%
Wisconsin	0.76%
Total Value of Securities	105.16%

5

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.83%
Corporate Revenue Bonds	14.55%
Education Revenue Bonds	5.74%
Electric Revenue Bonds	3.02%
Healthcare Revenue Bonds	9.94%
Lease Revenue Bonds	4.79%
Local General Obligation Bonds	7.21%
Pre-Refunded/Escrowed to Maturity Bonds	6.46%
Special Tax Revenue Bonds	13.05%
State General Obligation Bonds	15.98%
Transportation Revenue Bonds	14.45%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investments	1.29%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	1.49%
Arizona	8.57%
California	14.98%
Colorado	1.34%
Connecticut	1.39%
Delaware	0.06%
District of Columbia	0.31%
Florida	3.57%
Georgia	1.11%
Hawaii	0.64%
Idaho	0.49%
Illinois	8.08%
Iowa	0.09%
Kansas	0.27%
Kentucky	0.99%
Louisiana	2.69%
Maryland	1.42%
Massachusetts	2.07%
Michigan	0.79%
Minnesota	0.15%

6

State / territory	Percentage of net assets
Mississippi	1.22%
Missouri	0.28%
Montana	0.09%
New Jersey	4.28%
New York	15.41%
North Carolina	0.72%
Ohio	1.87%
Oklahoma	0.58%
Oregon	1.56%
Pennsylvania	5.47%
Puerto Rico	2.86%
South Carolina	0.26%
Tennessee	0.76%
Texas	8.90%
Utah	0.46%
Virginia	2.36%
Washington	1.24%
Wisconsin	1.30%
Total Value of Securities	100.12%

7

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	104.35%
Corporate Revenue Bonds	25.31%
Education Revenue Bonds	16.77%
Electric Revenue Bonds	2.50%
Healthcare Revenue Bonds	24.20%
Housing Revenue Bonds	0.45%
Lease Revenue Bonds	4.28%
Local General Obligation Bonds	2.93%
Pre-Refunded/Escrowed to Maturity Bonds	4.12%
Resource Recovery Revenue Bonds	0.96%
Special Tax Revenue Bonds	9.71%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	2.77%
Water & Sewer Revenue Bonds	2.53%
Total Value of Securities	104.35%
Liabilities Net of Receivables and Other Assets	(4.35%)
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	3.57%
Arizona	5.40%
Arkansas	0.56%
California	13.22%
Colorado	2.17%
Delaware	0.09%
District of Columbia	0.62%
Florida	4.17%
Georgia	0.49%
Hawaii	0.49%
Idaho	0.49%
Illinois	7.97%
Indiana	1.62%
Iowa	0.44%
Kansas	0.33%
Kentucky	0.99%
Louisiana	1.27%
Maine	0.11%
Maryland	1.01%

8

State / territory	Percentage of net assets
Massachusetts	0.40%
Michigan	0.46%
Minnesota	2.03%
Missouri	1.63%
Montana	0.09%
Nevada	0.64%
New Hampshire	0.39%
New Jersey	3.61%
New York	4.17%
North Carolina	2.43%
Ohio	12.28%
Oklahoma	0.35%
Oregon	0.34%
Pennsylvania	4.43%
Puerto Rico	10.96%
South Carolina	0.36%
Tennessee	0.54%
Texas	6.92%
Utah	0.30%
Vermont	0.07%
Virginia	3.10%
Washington	1.00%
West Virginia	0.17%
Wisconsin	2.60%
Wyoming	0.07%
Total Value of Securities	104.35%

9

Schedules of investments
Delaware Tax-Free USA Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 105.16%

Corporate Revenue Bonds – 18.62%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	13,475,000	$13,491,709
(Senior Capital Appreciation) Series B-3 6.153% 6/1/57 ^	25,000,000	3,519,500
(Senior)
Series A-2 3.00% 6/1/48	12,000,000	12,287,280
Series A-2 4.00% 6/1/48	8,500,000	9,753,070
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,699,056
Series A 5.00% 9/1/35	2,160,000	3,009,074
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 1.536% 6/1/60 ^	57,695,000	1,693,925
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#●	3,245,000	3,353,188
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	9,410,000	1,809,167
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	5,000,000	6,062,900
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT)#	3,030,000	3,134,020
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #^	105,485,000	5,213,069
Series F 144A 1.453% 6/1/57 #^	48,985,000	1,788,932
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	6,045,072
Series A 5.00% 9/1/46	2,500,000	3,787,050
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,890,000	2,467,055
Series B 6.50% 11/1/39	5,000,000	8,423,700
Series C 6.50% 11/1/39	1,500,000	2,527,110
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,583,154

10

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	$990,517
New York Transportation Development Corporation Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project) Series 2018 4.00% 1/1/36 (AMT)	910,000	1,034,843
Public Authority for Colorado Energy Natural Gas Revenue 6.50% 11/15/38	5,000,000	8,140,900
Salt Verde, Arizona Financial Senior Gas Revenue 5.00% 12/1/37	1,600,000	2,292,608
San Diego, Southern California Tobacco Securitization Authority
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	10,570,000	1,858,523
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,740,000	273,511
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,165,215
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,113,554
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.419% 6/1/47 ^	31,035,000	5,772,510
Series D 2.545% 6/1/47 ^	22,300,000	3,811,962

		122,102,174

Education Revenue Bonds – 7.96%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,385,000	1,632,486
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,225,250
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,200,670
(Stanford University) Series V-1 5.00% 5/1/49	7,325,000	12,476,379
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	882,133
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,229,680
City of Columbia Heights, Minnesota Charter School Lease Revenue
(Prodeo Academy Project) Series A 5.00% 7/1/49	1,000,000	1,072,330

11

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	$2,164,817
Series A 5.00% 2/15/50	540,000	627,118
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,502,975
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,032,370
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	681,613
144A 5.00% 6/15/52 #	560,000	582,126
University of California
Series AZ 5.25% 5/15/58	2,860,000	3,668,179
University of Michigan
Series A 5.00% 4/1/30	1,000,000	1,344,750
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,000,000	16,869,900

		52,192,776

Electric Revenue Bonds – 5.21%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,926,225
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,970,378
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	2,600,000	3,132,610
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,504,081
Series A 5.05% 7/1/42 ‡	130,000	103,837
Series A 6.75% 7/1/36 ‡	500,000	409,375
Series AAA 5.25% 7/1/25 ‡	75,000	60,094
Series CCC 5.25% 7/1/27 ‡	485,000	388,606
Series WW 5.00% 7/1/28 ‡	400,000	319,500
Series XX 4.75% 7/1/26 ‡	265,000	210,344
Series XX 5.25% 7/1/40 ‡	3,370,000	2,700,213
Series XX 5.75% 7/1/36 ‡	940,000	757,875
Series ZZ 4.75% 7/1/27 ‡	210,000	166,687

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	105,000	$84,131
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,534,628
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,813,380
Series A 5.00% 1/1/39	4,000,000	5,091,800

		34,173,764

Healthcare Revenue Bonds – 13.64%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,145,950
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,800,000	2,040,318
Series A 5.00% 4/1/47	1,800,000	2,206,854
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,450,975
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,051,050
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	1,243,640
(Second Tier - Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	400,000	455,708
Series B 5.125% 1/1/54	470,000	538,253
Brookhaven Development Authority Revenue, Georgia
(Children’s Healthcare of Atlanta) Series A 4.00% 7/1/49	1,810,000	2,122,080
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 4.00% 11/1/44	2,000,000	2,339,920
Series A-2 5.00% 11/1/47	2,105,000	3,473,524
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,264,840
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	3,111,918
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	3,000,000	3,550,620
(American Baptist) 8.00% 8/1/43	2,040,000	2,327,864

13

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,100,000	$2,273,229
(CommonSpirit Health)
Series A-1 4.00% 8/1/44	1,000,000	1,154,530
Series A-2 4.00% 8/1/49	2,000,000	2,293,580
Series A-2 5.00% 8/1/44	1,750,000	2,178,750
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,119,087
Cuyahoga County, Ohio
(The Metro Health System) 5.25% 2/15/47	2,235,000	2,661,147
5.50% 2/15/57	3,000,000	3,599,580
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,292,823
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,437,280
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Thomas Jefferson University Project) 5.00% 9/1/51	2,000,000	2,500,920
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,713,120
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,486,317
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	485,988
144A 5.00% 12/1/35 #	1,200,000	1,453,512
144A 5.00% 12/1/37 #	800,000	963,368
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,104,310
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	775,000	748,045
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	136,508
Series A 7.50% 6/1/49	610,000	692,155

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,785,000	$1,849,742
Series A 144A 6.75% 12/1/53 #	3,115,000	3,237,451
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 4.00% 8/15/49	7,000,000	8,219,330
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,581,734
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	2,000,000	2,112,180
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,000,000	1,220,080
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,063,930
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	690,000	817,188
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-2 5.00% 8/1/44	3,000,000	3,735,000

		89,454,398

Lease Revenue Bonds – 3.31%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39 #	1,000,000	1,237,080
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	2,425,000	2,746,749
Series A 5.00% 6/15/50	1,850,000	2,270,301
Series A 5.00% 6/15/57	1,620,000	1,911,487
New Jersey Economic Development Authority
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,688,863
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,432,200

15

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	$2,356,442
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	3,021,251

		21,664,373

Local General Obligation Bonds – 8.46%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,291,670
Series A 5.50% 1/1/49	1,530,000	1,909,394
Series A 6.00% 1/1/38	595,000	749,932
Chicago, Illinois Board of Education 5.00% 4/1/42	1,060,000	1,237,688
5.00% 4/1/46	1,085,000	1,259,696
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,083,800
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	7,020,000	8,506,274
Series A 5.00% 9/1/25	8,000,000	9,828,000
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	6,264,250
Series F-1 5.00% 4/1/45	5,355,000	6,711,207
Subseries D-1 4.00% 12/1/42	1,700,000	2,014,959
Subseries D-1 5.00% 10/1/36	6,500,000	6,919,575
Wake County, North Carolina
Series A 5.00% 3/1/27	3,650,000	4,691,126

		55,467,571

Pre-Refunded/Escrowed to Maturity Bonds – 6.15%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,362,299
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,379,558
Illinois Railsplitter Tobacco Settlement Authority 6.00% 6/1/28-21§	6,000,000	6,387,060
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,337,650
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	2,000,000	2,024,240

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	$14,811,892
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,539,045
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23§	2,000,000	2,447,360

		40,289,104

Special Tax Revenue Bonds – 10.53%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,809,504
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,134,660
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/50 #	725,000	828,066
Massachusetts Bay Transportation Authority
Series A 5.00% 7/1/31	2,500,000	3,501,575
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	3,048,625
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,155,200
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,890,334
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,009,860
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series C 5.25% 11/1/25	4,430,000	4,562,679
Series D-1 5.00% 2/1/26	3,000,000	3,114,960
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,357,900
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	2,634,789
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,641,888
Series A-1 4.75% 7/1/53	15,581,000	17,639,562

17

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	6,327,000	$7,256,246
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,428,237

		69,014,085

State General Obligation Bonds – 14.16%
California State
5.25% 11/1/40	3,795,000	3,907,104
Various Purposes
5.00% 8/1/27	2,500,000	3,156,300
5.00% 3/1/30	5,000,000	6,006,450
5.00% 4/1/32	1,400,000	2,015,118
5.00% 10/1/47	2,145,000	2,616,128
Commonwealth of Massachusetts
Series A 5.25% 1/1/33	3,000,000	4,018,290
Commonwealth of Pennsylvania 5.00% 9/15/26	2,500,000	3,140,325
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	785,000	652,531
Series A 6.00% 7/1/38 ‡	880,000	739,200
Series A 8.00% 7/1/35 ‡	3,905,000	2,860,413
(Public Improvement)
Series A 5.00% 7/1/41 ‡	1,880,000	1,424,100
Series A 5.125% 7/1/37 ‡	2,670,000	2,072,587
Series A 5.25% 7/1/30 ‡	3,700,000	3,075,625
Series A 5.50% 7/1/39 ‡	1,785,000	1,412,381
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,926,638
Series E 5.00% 9/15/35	2,500,000	3,186,525
Series E 5.00% 9/15/37	2,250,000	2,853,450
Florida State
(Department of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	3,008,625
Series A 4.00% 7/1/34	3,660,000	4,389,877
Illinois State
5.00% 1/1/29	5,405,000	6,433,842
5.00% 5/1/36	480,000	543,144
5.00% 11/1/36	1,780,000	2,129,183

18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 2/1/39	830,000	$929,500
Series A 5.00% 4/1/38	785,000	862,684
Series C 5.00% 11/1/29	3,050,000	3,760,497
(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,320,000	9,614,093
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,239,600
Series A 5.00% 3/15/28	5,000,000	6,586,850
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,241,100

		92,802,160

Transportation Revenue Bonds – 15.25%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	10,000,000	11,646,300
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,308,581
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,773,525
Series D 5.25% 1/1/42	2,000,000	2,482,900
Dallas, Texas Love Field 5.00% 11/1/35 (AMT)	1,000,000	1,212,200
5.00% 11/1/36 (AMT)	1,000,000	1,210,110
Grand Parkway, Texas Transportation Revenue
(Grand Parkway System-First Tier Toll) Series C 4.00% 10/1/49	5,000,000	5,926,650
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,829,100
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	3,280,000	3,844,849
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,853,650
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,910,050
Series A 5.00% 1/1/43	7,000,000	8,749,090
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	4,914,788
Series 8 6.50% 12/1/28	5,500,000	5,744,475

19

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	$4,134,905
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	537,417
Series B 5.00% 1/1/42 (AMT)	450,000	536,778
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,225,916
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	5,822,271
7.50% 6/30/33	1,560,000	1,593,446
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,920,421
7.00% 12/31/38 (AMT)	1,830,000	2,168,660
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	10,000,000	12,216,600
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,447,176

		100,009,858

Water & Sewer Revenue Bonds – 1.87%
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,681,600
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,416,040
Texas Water Development Board State Water Implementation Fund
(Master Trust) Series A 4.00% 10/15/44	6,000,000	7,166,700

		12,264,340

Total Municipal Bonds (cost $624,238,211)		689,434,603

Total Value of Securities – 105.16% (cost $624,238,211)		$689,434,603

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $39,854,296, which represents 6.08% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

20

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

21

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 98.83%
Corporate Revenue Bonds – 14.55%
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	$1,890,291
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 4.00% 6/1/37	420,000	502,156
Series A-2 4.00% 6/1/38	420,000	500,434
Series A-2 4.00% 6/1/39	420,000	498,716
Series A-2 5.00% 6/1/32	1,270,000	1,704,785
Series A-2 5.00% 6/1/33	850,000	1,132,361
Series A-2 5.00% 6/1/34	420,000	555,790
Series A-2 5.00% 6/1/35	850,000	1,120,105
Series A-2 5.00% 6/1/36	850,000	1,115,123
Chandler, Arizona Industrial Development Revenue Bonds
(Intel Corporation Project) 2.70% 12/1/37 (AMT)•	3,000,000	3,156,570
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,514,280
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,315,688
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT)#•	1,710,000	1,767,011
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	1,053,915
(Capital Appreciation Asset-Backed) Series B 1.548% 6/1/47 ^	5,885,000	1,131,450
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,404,220
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,688,500
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,663,318
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 •	3,000,000	3,029,220
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	826,880
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,871,319

22

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	$2,192,060
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	3,105,000	3,659,708
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,923,664
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,713,580
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,218,290
5.00% 12/1/37	2,500,000	3,582,200
5.25% 12/1/24	3,050,000	3,580,639
TSASC, New York
Series A 5.00% 6/1/30	475,000	581,395
Series A 5.00% 6/1/31	475,000	579,101
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)•	975,000	1,119,251
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.419% 6/1/47 ^	29,400,000	5,468,400
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,238,087

		83,298,507

Education Revenue Bonds – 5.74%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,420,000	1,696,233
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,356,860
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,703,260
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,576,480
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,581,140

23

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Rocky Mountain Classical Academy Project)
144A 5.00% 10/1/29 #	425,000	$490,760
144A 5.00% 10/1/39 #	425,000	483,765
144A 5.00% 10/1/49 #	990,000	1,114,007
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	487,176
Series A 5.00% 2/15/31	365,000	439,445
Series A 5.00% 2/15/37	430,000	509,262
Kent County, Delaware
(Delaware State University Project) Series A 5.00% 7/1/40	310,000	358,574
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	615,831
Series A 5.00% 4/1/31	1,090,000	1,287,933
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,128,304
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,536,318
Pennsylvania Higher Educational Facilities Authority Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	325,020
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	437,805
Series A 5.00% 7/1/32	235,000	291,635
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	775,269
144A 5.00% 6/15/52 #	640,000	665,286
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,466,199

24

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Education Revenue Bonds (continued)
Texas A&M University Revenue Financing System
Series E 5.00% 5/15/26	2,500,000	$3,131,750
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,380,431

		32,838,743

Electric Revenue Bonds – 3.02%
Long Island, New York Power Authority
5.00% 9/1/33	250,000	315,090
5.00% 9/1/35	1,000,000	1,255,250
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 4.00% 1/1/44 (AGM)	2,250,000	2,580,390
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,843,380
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,802,280
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,511,150

		17,307,540

Healthcare Revenue Bonds – 9.94%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	965,000	853,398
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,908,250
California Health Facilities Financing Authority
(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,410,565
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/33 #	260,000	314,733
Series A 144A 5.00% 12/1/41 #	1,685,000	1,940,631
Series A 5.25% 12/1/34	2,790,000	3,256,349
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/35	1,630,000	1,668,175
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	587,470
Series A 4.00% 8/1/38	1,500,000	1,756,710
Series A 5.00% 8/1/37	1,105,000	1,399,383
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,187,750

25

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Escambia County, Florida Health Facilities Authority
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/45	3,080,000	$3,556,476
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	537,995
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	484,986
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	511,302
5.00% 7/1/32	440,000	507,492
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,998,717
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,721,290
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,500,000	1,657,050
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,471,840
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,701,153
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,225,890
144A 5.00% 12/1/32 #	1,100,000	1,344,277
144A 5.00% 12/1/33 #	1,000,000	1,218,350
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,210,453
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,229,020
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	576,005
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,630,000	2,768,680
Series B-1 4.25% 11/15/26	1,000,000	1,014,010

26

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(St.Camillus Health System) Series A 5.00% 11/1/39	815,000	$917,918

		56,936,318

Lease Revenue Bonds – 4.79%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	330,000	361,178
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,602,640
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,380,000	2,617,143
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,706,494
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,161,210
Series A 4.00% 11/1/39	1,000,000	1,157,430
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,275,900
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,898,024
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A 5.15% 11/15/34 #	1,000,000	1,149,330
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	981,173
Series 1 5.00% 1/15/29	3,100,000	4,046,554
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23 (AMT)#	1,430,000	1,479,464

		27,436,540

Local General Obligation Bonds – 7.21%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,384,937
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	726,074
Series A 5.50% 1/1/35	1,980,000	2,539,825
Series C 5.00% 1/1/26	1,280,000	1,510,912

27

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	$978,656
5.00% 4/1/36	320,000	378,723
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,663,150
Series C 5.00% 12/1/34	2,160,000	2,641,313
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,322,840
New York City, New York
Series B-1 4.00% 10/1/41	500,000	583,930
Series E 5.00% 8/1/23	3,685,000	4,207,275
Subseries D-1 4.00% 12/1/42	4,300,000	5,096,661
Subseries D-1 5.00% 10/1/30	4,000,000	4,263,560
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,893,440
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	4,112,768

		41,304,064

Pre-Refunded/Escrowed to Maturity Bonds – 6.46%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	18,051
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,141,679
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.375% 6/1/25-20§	2,535,000	2,563,417
New York State
Series A 5.00% 2/15/28-21§	5,000,000	5,206,150
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System) Series A 5.00% 5/1/23-21§	4,000,000	4,196,600
Oregon State
Series L 5.00% 5/1/26-21§	6,000,000	6,292,740
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,237,366
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	598,973

28

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	5,000,000	$5,365,650
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,679,859
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,664,505

		36,964,990

Special Tax Revenue Bonds – 13.05%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.00% 5/1/28 #	750,000	925,747
144A 5.00% 5/1/33 #	650,000	791,908
Baltimore, Maryland
(Senior Lien-Harbor Point Project)
Series A 144A 3.25% 6/1/31 #	95,000	100,130
Series A 144A 3.30% 6/1/32 #	105,000	111,078
Series A 144A 3.35% 6/1/33 #	110,000	116,778
Series A 144A 3.40% 6/1/34 #	115,000	122,637
Series A 144A 3.45% 6/1/35 #	130,000	139,087
Series A 144A 3.50% 6/1/39 #	270,000	283,046
Celebration Pointe, Florida Community Development
District 4.75% 5/1/24	485,000	519,323
5.00% 5/1/34	880,000	943,703
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,358,914
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,429,576
Series A 5.25% 1/1/23	5,375,000	5,391,286
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,548,624
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion Project)
5.00% 12/1/33	245,000	310,413
5.00% 12/1/34	210,000	265,543
5.00% 12/1/35	250,000	315,388
5.00% 12/1/36	285,000	358,690
5.00% 12/1/37	270,000	338,615

29

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Franklin County Convention Facilities Authority
(Greater Columbus Convention Center Hotel Expansion Project)
5.00% 12/1/38	345,000	$431,498
5.00% 12/1/39	300,000	374,316
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,117,409
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	451,076
Series B 144A 5.00% 2/1/40 #	200,000	231,486
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	6,058,201
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,993,849
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,893,570
5.00% 6/15/23	1,250,000	1,350,138
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,830,528
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,305,924
Subseries C 5.00% 11/1/27	4,150,000	4,863,302
Subseries E-1 5.00% 2/1/26	4,020,000	4,342,082
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,234,866
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,782,935
Series A-2 4.329% 7/1/40	8,636,000	9,598,050
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	905,000	905,796
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,425,000	1,567,187

		74,702,699

30

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds – 15.98%
California State
5.00% 8/1/26	3,120,000	$3,936,910
5.00% 9/1/30	1,715,000	2,156,492
Series C 5.00% 9/1/30	5,985,000	7,309,241
(Various Purposes)
5.00% 8/1/28	3,000,000	3,987,930
5.00% 4/1/32	1,410,000	2,029,512
5.00% 9/1/32	4,100,000	5,147,058
5.25% 9/1/28	7,750,000	8,261,423
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,850,350
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,140,325
5.00% 7/15/28	3,870,000	5,094,855
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,574,771
Georgia State
Series A 5.00% 7/1/26	3,000,000	3,780,540
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,641,980
Illinois State
4.00% 2/1/24	1,220,000	1,345,587
5.00% 1/1/29	2,000,000	2,380,700
5.00% 3/1/36	960,000	1,024,493
5.00% 11/1/36	1,965,000	2,350,474
Series B 4.00% 11/1/34	4,330,000	5,071,946
Series C 5.00% 11/1/29	3,400,000	4,192,030
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/28	2,000,000	2,636,120
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29	3,000,000	3,500,250
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,574,230
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,531,570

		91,518,787

Transportation Revenue Bonds – 14.45%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,184,730
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	5,000,000	5,823,150

31

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	$2,171,776
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,182,740
Series B 5.00% 1/1/33	1,520,000	1,797,765
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,208,850
Series B 5.00% 1/1/37	3,000,000	3,842,190
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,157,074
Hillsborough County, Florida Port District (Tampa Port Authority Project) Series B
5.00% 6/1/28 (AMT)	375,000	480,263
Houston, Texas Airports Commission Revenue
Series B 5.00% 7/1/25	1,000,000	1,056,320
Series B 5.00% 7/1/26	3,000,000	3,168,120
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,334,694
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,801,710
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,213,828
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,388,273
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,382,357
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,587,278
Pennsylvania State Turnpike Commission Revenue
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,214,696
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien Airport) Series A 5.00% 7/1/33	3,355,000	4,027,174
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	3,049,200
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,668,935
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	630,675
Series B 5.00% 7/1/32	600,000	755,532
Series B 5.00% 7/1/33	1,000,000	1,256,780

32

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	$1,503,373
South Jersey Port, New Jersey (Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	261,560
Series B 5.00% 1/1/33 (AMT)	315,000	382,687
Series B 5.00% 1/1/34 (AMT)	430,000	521,758
Series B 5.00% 1/1/35 (AMT)	430,000	520,919
Series B 5.00% 1/1/36 (AMT)	430,000	519,892
Series B 5.00% 1/1/37 (AMT)	430,000	518,872
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	3,702,720
(NTE Mobility Partners) 7.00% 12/31/38 (AMT)	3,750,000	4,443,975

		82,759,866

Water & Sewer Revenue Bonds – 3.64%
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,210,935
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	500,000	535,745
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,695,580
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,630,461
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,898,160
Series A 5.00% 5/15/33	2,250,000	2,839,928
Texas Water Development Board (State Water Implementation Fund) Series A
4.00% 10/15/44	4,200,000	5,016,690

		20,827,499

Total Municipal Bonds (cost $514,538,828)		565,895,553

33

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)

Short-Term Investments – 1.29%

Variable Rate Demand Notes – 1.29%¤
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series C 1.16% 3/1/48 (LOC – US Bank N.A.)	200,000	$200,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue (Chevron USA)
Series B 1.20% 12/1/30	900,000	900,000
Series H 1.20% 11/1/35	4,400,000	4,400,000
Series I 1.20% 11/1/35	1,000,000	1,000,000
Series L 1.20% 11/1/35	700,000	700,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series BB-5 1.18% 6/15/33 (SPA - Bank of America N.A.)	200,000	200,000

Total Short-Term Investments (cost $7,400,000)		7,400,000

Total Value of Securities – 100.12% (cost $521,938,828)		$573,295,553

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $23,872,099, which represents 4.17% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

34

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

35

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 104.35%

Corporate Revenue Bonds – 25.31%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,125,040
Anuvia, Florida
144A 5.00% 7/1/29 #	134,139	115,360
Arkansas Development Finance Authority Revenue
(Big River Steel Project) Series A 144A
4.50% 9/1/49 (AMT)#	8,000,000	8,972,160
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	64,250,000	72,659,040
(Asset-Backed Turbo)
Series A-2 5.75% 6/1/34	5,475,000	5,481,625
Series A-2 5.875% 6/1/47	32,580,000	32,620,399
Series A-2 6.00% 6/1/42	3,100,000	3,103,937
Series A-2 6.50% 6/1/47	24,770,000	24,804,678
(Senior Capital Appreciation Asset-Backed) Series B-3
6.153% 6/1/57 ^	50,000,000	7,039,000
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	6,857,000
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,240,287
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,461,400
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,037,820
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,007,420
Erie, New York Tobacco Asset Securitization
(Asset-Backed) Series A 1.536% 6/1/60 ^	192,305,000	5,646,075
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT)#●	4,000,000	4,160,000
Series A 144A 6.50% 1/1/49 (AMT)#●	10,000,000	10,333,400
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	4,000,000	4,247,480
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	5,795,678

36

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	13,000,000	$15,763,540
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,448,110
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,128,380
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,300,615
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT)#	13,035,000	13,482,492
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
144A 0.967% 6/1/57 #^	351,610,000	17,376,566
144A 1.453% 6/1/57 #^	163,290,000	5,963,351
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,101,970
Louisiana Tobacco Settlement Financing Corporation
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,824,226
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,871
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,280,828
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	4,211,850
Series B 6.50% 11/1/39	2,500,000	4,211,850
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT)#	2,500,000	2,981,625
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,402,000
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,472,971
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,233,206
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	7,000,000	10,122,070
Pennsylvania Economic Development Financing Authority
(CarbonLite P, LLC Project) 144A 5.75% 6/1/36 (AMT)#	7,625,000	8,329,093

37

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	$4,867,650
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	511,380
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,200,560
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,256,360
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	13,254,140
5.25% 12/1/27	2,235,000	2,828,616
5.25% 12/1/28	1,050,000	1,357,041
5.50% 12/1/29	765,000	1,023,868
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,813,646
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	784,793
Series C 5.00% 2/1/27	2,940,000	3,581,890
TSASC, New York
Series A 5.00% 6/1/41	705,000	818,061
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,221,260
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,443,850
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,401,872
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,045,060
Series C 2.419% 6/1/47 ^	66,475,000	12,364,350
Series D 2.567% 6/1/47 ^	151,255,000	25,855,530
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT)#	4,800,000	5,004,960

		405,023,300

Education Revenue Bonds – 16.77%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	3,526,432
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	775,000	925,761

38

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	4,735,000	$5,581,097
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	863,587
Series A 144A 5.375% 7/1/50 #	1,000,000	1,147,080
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,501,000
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,250,000	2,661,863
Arlington, Texas Higher Education Finance
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	716,933
Series A 5.00% 6/15/46	1,325,000	1,352,838
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,076,430
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	679,271
Series A 144A 5.50% 5/1/48 #	1,500,000	1,783,950
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,407,132
144A 5.75% 2/1/49 #	2,700,000	2,934,603
Burbank, Illinois
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,528,400
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	19,050,000	32,447,103
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,703,520
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,250,000	5,562,060
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,799,671
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,354,500
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,641,870
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	673,347
Series A 144A 5.00% 8/1/40 #	605,000	690,729
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	908,060

39

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California School Finance Authority
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	$2,948,000
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,870,155
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,136,300
Series A 6.00% 10/1/49	720,000	820,318
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,553,740
Series A 5.00% 11/1/27	2,300,000	2,982,824
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,060,291
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,715,505
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,598,800
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	916,562
Series A 5.625% 2/1/45	1,500,000	1,582,815
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,801,360
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy) 7.45% 8/1/48	2,000,000	2,280,880
(Charter School - Loveland Classical School) 144A 5.00% 7/1/46 #	1,500,000	1,633,755
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	539,405
(Windsor Charter Academy Project) Series 2016 144A 5.00% 9/1/36 #	1,000,000	1,022,390
Columbia Heights, Minnesota Charter School Lease Revenue
(Prodeo Academy Project)
Series A 5.00% 7/1/49	1,000,000	1,072,330
Series A 5.00% 7/1/54	1,000,000	1,062,350
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/30	1,000,000	1,113,550

40

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	$2,156,020
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	460,000	527,891
Series A 5.50% 1/1/44	2,000,000	2,282,440
Idaho Housing & Finance Association
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	715,000	807,307
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	653,821
Series A 6.75% 7/1/48	529,150	585,668
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,116,550
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	3,194,250
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,061,640
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,080,000
(Rogers Park Montessori)
6.00% 2/1/34	675,000	748,393
6.125% 2/1/45	1,800,000	1,980,918
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,500,000	4,073,580
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project) 6.875% 10/1/43	1,000,000	1,056,860
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,001,860
Kanawha, West Virginia
(West Virginia University Foundation Project) 6.75% 7/1/45	2,500,000	2,731,600
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,418,550
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,608,585

41

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Macon-Bibb County, Georgia Urban Development Authority Revenue (Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	$1,720,270
Series A 144A 6.00% 6/15/52 #	1,530,000	1,568,801
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,073,260
Series A 144A 6.00% 9/15/45 #	1,000,000	1,071,720
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	909,324
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	950,921
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,756,908
Series A 144A 5.125% 12/15/45 #	2,515,000	2,741,249
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,392,063
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,300,270
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 1.929% 7/1/39 (AGC)●	2,400,000	2,293,128
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) Series A 7.25% 6/15/43	1,230,000	1,433,737
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,021,320
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,687,616
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,713,296
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,436,760
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,219,440

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority Education Revenue
(Choice Academies Project) 5.375% 9/1/32	1,000,000	$1,052,730
5.625% 9/1/42	600,000	630,192
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series 2018A 5.00% 7/1/37	250,000	306,585
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	470,484
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,150,720
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 5.00% 6/15/47 #	1,630,000	1,696,227
144A 5.00% 6/15/52 #	1,400,000	1,455,314
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	2,035,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	722,806
Series A 5.00% 8/15/46	1,000,000	1,087,120
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,061,903
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,579,002
Series A 5.75% 12/1/48	2,576,272	2,583,486
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #	125,528	125,528
Subordinate Series B 144A 7.75% 12/1/48 #•	2,500,000	875,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	540,000	576,288
Series A 144A 5.00% 6/15/39 #	500,000	537,570
Series A 144A 5.00% 6/15/49 #	1,100,000	1,174,690
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,818,000
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,693,222
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,152,260

43

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Hmong College Preparatory Academy Project)
Series A 6.00% 9/1/51	3,000,000	$3,490,980
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	36,101,586
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,101,310
Series A 144A 5.00% 6/15/50 #	2,200,000	2,385,966
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,308,899
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,848,247
(Roseman University Health Sciences Project) 5.75% 4/1/42	2,000,000	2,152,280
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,046,430
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence) Series A 6.25% 10/15/40	595,000	610,220

		268,384,628

Electric Revenue Bonds – 2.50%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	7,740,000	6,182,325
Series A 5.05% 7/1/42 ‡	4,590,000	3,666,263
Series A 6.75% 7/1/36 ‡	1,500,000	1,228,125
Series AAA 5.25% 7/1/25 ‡	925,000	741,156
Series AAA 5.25% 7/1/26 ‡	1,030,000	825,287
Series AAA 5.25% 7/1/27 ‡	5,330,000	4,270,663
Series AAA 5.25% 7/1/28 ‡	1,205,000	965,506
Series CCC 5.25% 7/1/27 ‡	3,025,000	2,423,781
Series WW 5.00% 7/1/28 ‡	990,000	790,763
Series WW 5.25% 7/1/25 ‡	1,530,000	1,225,913
Series XX 4.75% 7/1/26 ‡	920,000	730,250
Series XX 5.25% 7/1/40 ‡	9,795,000	7,848,244
Series XX 5.75% 7/1/36 ‡	3,340,000	2,692,875
Series ZZ 4.75% 7/1/27 ‡	760,000	603,250
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,021,594
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,606,506

44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District, Arizona
(Salt River Project) Series A 5.00% 1/1/31	2,520,000	$3,268,692

		40,091,193

Healthcare Revenue Bonds – 24.20%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,755,633
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,145,950
Series A 8.00% 10/1/46	1,500,000	1,715,280
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A 6.875% 1/15/52 #	1,650,000	1,830,559
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,051,050
Series B 5.25% 1/1/37	440,000	389,114
Series D 7.25% 1/1/52	7,290,000	7,147,043
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st
Tier) Series A 5.00% 1/1/54	2,595,000	3,016,117
(Great Lakes Senior Living Communities LLC Project
2nd Tier)
Series B 5.00% 1/1/49	975,000	1,110,788
Series B 5.125% 1/1/54	1,130,000	1,294,099
(Great Lakes Senior Living Communities LLC Project 3rd
Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	1,094,280
Series C 144A 5.50% 1/1/54 #	4,000,000	4,529,640
(Great Lakes Senior Living Communities LLC Project 4th
Tier) Series D 144A 7.25% 1/1/54 #	2,500,000	2,678,050
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	157,345
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,145,741
5.75% 6/1/35	1,500,000	1,735,995
5.75% 6/1/45	2,500,000	2,847,475
6.00% 6/1/50	2,650,000	3,047,394

45

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A 6.50% 1/15/52 #	650,000	$712,608
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	8,036,133
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	589,300
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) 5.50% 12/1/54	13,000,000	15,022,540
Series A 144A 5.25% 12/1/56 #	3,000,000	3,465,780
Series A 144A 5.50% 12/1/58 #	4,600,000	5,567,150
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group) 5.75% 2/15/42	2,500,000	2,798,650
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,667,425
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	5,046,200
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage – Brandermill Woods Project) 5.125% 1/1/43	1,030,000	1,061,363
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A-1 144A 6.375% 1/15/51 #	1,000,000	1,092,320
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A 6.00% 7/1/51 #	3,500,000	3,371,865
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,852,775
(CommonSpirit Health) Series A-2 4.00% 8/1/49	5,000,000	5,733,950
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	565,090
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,126,890
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	848,647
Series A 144A 5.75% 12/1/35 #	1,150,000	1,302,709
Series A 144A 6.125% 12/1/45 #	1,200,000	1,362,564
Series A 144A 6.25% 12/1/50 #	560,000	637,913

46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	$1,669,888
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.25% 2/15/47	5,200,000	6,191,484
5.50% 2/15/52	4,655,000	5,598,708
5.50% 2/15/57	7,250,000	8,698,985
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,125,910
Series A 5.25% 9/1/29	500,000	573,500
Series A 5.25% 9/1/44	2,000,000	2,233,620
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group) 5.75% 6/15/32	3,750,000	4,089,413
Florida Development Finance
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,657,435
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	915,208
5.25% 11/15/51	1,350,000	1,484,015
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	6,268,320
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,342,521
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,110,940
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,652,624
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A 5.00% 3/1/33	485,000	607,026
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	492,392
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,600,000	5,971,728
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,539,675

47

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.60% 1/1/56 #	2,630,000	$2,682,100
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,019,380
5.50% 8/15/45	1,000,000	1,018,570
(Marquette Project) 5.00% 3/1/39	1,250,000	1,315,337
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,650,000	1,760,913
5.25% 8/1/55	2,500,000	2,672,150
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,540,525
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,300,000	1,424,371
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,449,960
5.75% 11/15/45	2,500,000	2,758,350
5.75% 11/15/50	1,600,000	1,761,024
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,343,375
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,931,140
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,661,300
Series A 5.00% 1/1/55	2,635,000	2,783,034
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,056,460
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,810,857
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,842,044
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	6,093,200

48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$2,899,847
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,045,100
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,658,779
5.375% 1/1/50	6,250,000	6,668,750
Series A 5.375% 1/1/51	1,750,000	1,895,565
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,392,755
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,265,000	1,401,266
Series A 144A 5.625% 7/1/46 #	1,000,000	1,117,970
Series A 144A 5.75% 7/1/54 #	2,000,000	2,239,620
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,448,655
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	729,524
Series A1 5.00% 7/1/51	1,595,000	1,753,415
Series B 4.00% 7/1/31	635,000	662,019
Series B 4.75% 7/1/51	1,915,000	2,011,976
Series C 5.00% 7/1/31	250,000	268,613
Series C 5.25% 7/1/36	350,000	377,062
Series C 5.50% 7/1/46	1,250,000	1,342,987
Series C 5.75% 7/1/51	1,000,000	1,082,400
Series D 6.00% 7/1/26	120,000	123,727
Series D 7.00% 7/1/51	1,350,000	1,429,515
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,500,000	2,679,550
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	3,235,531
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,107,400
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,046,807
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,851,902

49

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority
(Orange Regional Medical Center) 144A 5.00% 12/1/40 #	1,100,000	$1,267,189
144A 5.00% 12/1/45 #	800,000	915,896
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,110,920
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,700,000	3,828,649
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	285,000	324,207
Series A 7.50% 6/1/49	2,920,000	3,313,266
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	2,404
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project) Series 2018A 144A 6.75% 12/1/53 #	9,495,000	9,868,248
Prince George’s County, Maryland
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	2,217,680
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,055,347
Series A 144A 5.125% 6/1/48 #	1,375,000	1,501,706
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,875,524
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,746,525
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor) 6.00% 5/15/47	1,500,000	1,623,990
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	4,881,643
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	1,500,000	1,584,135
Series A 5.75% 11/15/54	6,000,000	6,356,220

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	4,145,000	$4,252,190
Southeastern Ohio Port Authority
(Memorial Health Systems) 5.00% 12/1/43	805,000	879,076
5.50% 12/1/43	1,250,000	1,398,413
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	665,964
Series A 5.125% 8/15/45	1,800,000	1,983,348
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	597,316
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45 ‡	3,000,000	2,100,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,234,855
6.75% 11/15/52	3,300,000	3,974,817
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	531,965
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,720,000	2,037,048
University of North Carolina Board of Governors 5.00% 2/1/49	21,855,000	35,230,041
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,160,005
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,296,560
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	901,880
Series A 5.00% 7/1/24	1,450,000	1,569,089
Series A 6.125% 7/1/39	750,000	843,128
Series A 6.25% 7/1/44	2,500,000	2,811,125
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,086,400
Series C 7.00% 7/1/43	900,000	900,315
Series C 7.50% 7/1/53	1,000,000	1,000,430

51

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	$2,232,040
Series A 5.00% 11/1/54	2,500,000	2,777,325
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 144A 5.75% 11/15/44 #	2,000,000	2,209,780

		387,318,301

Housing Revenue Bonds – 0.45%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A 5.25% 8/15/39	1,200,000	1,370,748
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,609,260
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	838,710
Series A 5.25% 5/15/49	3,000,000	3,348,450

		7,167,168

Lease Revenue Bonds – 4.28%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,333,811
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	526,310
Series A 144A 6.875% 1/1/42 #	1,500,000	1,583,865
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,132,344
Industrial Development Authority of Phoenix, Arizona 5.125% 2/1/34	1,000,000	1,038,890
5.375% 2/1/41	1,300,000	1,352,000
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	5,700,000	6,456,276
Series A 5.00% 6/15/50	4,360,000	5,350,548
Series A 5.00% 6/15/57	3,975,000	4,690,222
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,924,550
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	5,450,000	6,522,941

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	$1,185,200
Series AA 5.00% 6/15/44	4,975,000	5,599,363
Series AA 5.25% 6/15/41	1,000,000	1,162,390
New York Liberty Development Revenue
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,768,391
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,538,912
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,962,391
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,282,960
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,070,110

		68,481,474

Local General Obligation Bonds – 2.93%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,659,438
Series 2005D 5.50% 1/1/40	3,000,000	3,480,120
Series 2007E 5.50% 1/1/42	2,150,000	2,486,367
Series 2007F 5.50% 1/1/42	1,250,000	1,445,575
Series A 5.25% 1/1/29	4,415,000	5,008,773
Series A 5.50% 1/1/33	2,000,000	2,343,200
Series A 5.50% 1/1/49	770,000	960,937
Series A 6.00% 1/1/38	6,285,000	7,921,551
Series C 5.00% 1/1/26	2,105,000	2,484,742
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,363,325
Series G 5.00% 12/1/44	2,445,000	2,927,912
Series H 5.00% 12/1/36	3,405,000	4,146,779
Series H 5.00% 12/1/46	4,225,000	5,046,847
Wake County, North Carolina
Series A 5.00% 3/1/28	2,000,000	2,637,480

		46,913,046

Pre-Refunded/Escrowed to Maturity Bonds – 4.12%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40-20§	1,000,000	1,029,870

53

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series
2010 5.875% 7/1/30-20§	845,000	$858,799
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 144A
7.75% 4/1/31-21#§	750,000	803,565
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	1,016,530
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,112,450
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	1,970,419
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,048,210
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,071,670
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,039,740
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,362,775
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,697,095
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24§	7,690,000	9,258,375
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40-20§	1,250,000	1,269,050
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46-20§	1,500,000	1,521,165
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	1,455,000	1,548,862
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A
6.50% 3/1/45-20§	4,965,000	5,032,772
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,819,951
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,019,213
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42-21§	1,000,000	1,077,950
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,758,130
Nampa Development Corporation, Idaho Revenue 144A
5.00% 9/1/31-24#§	2,940,000	3,541,818

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing
Project) 5.875% 6/1/42-20§	1,500,000	$1,518,825
New York State
Series A 5.25% 2/15/24-21§	2,000,000	2,087,180
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47-22§	2,100,000	2,301,012
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,086,360
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	605,000	620,621
Series A 144A 6.375% 9/1/40-20#§	500,000	513,525
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,321,346
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,155,200
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,052,060
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,737,626
7.125% 11/1/43-23§	2,500,000	3,059,200
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,020,480
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,040,720
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,601,130

		65,973,694

Resource Recovery Revenue Bonds – 0.96%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,684,210
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,532,550

55

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Orange County, Florida Industrial Development Authority Revenue
(Anuvia Florida LLC Project) Series A 144A
4.00% 7/1/48 (AMT)#	2,665,000	$1,706,293
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT)#	7,000,000	7,465,080

		15,388,133

Special Tax Revenue Bonds – 9.71%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project) Series 2018 144A 5.375% 5/1/42 #	3,600,000	4,271,616
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,133,520
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,075,480
144A 5.40% 3/1/45 #	2,000,000	2,152,800
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,550,116
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,600,000	1,635,056
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A
5.50% 11/1/44	3,750,000	4,083,713
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	2,000,000	2,238,660
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project) Senior Series A 144A
5.00% 12/1/40 #	1,410,000	1,570,951
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	3,310,000	3,401,621
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,090,000	2,147,851
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	1,082,197
Series B 144A 5.00% 2/1/50 #	1,825,000	2,084,442

56

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	$1,315,831
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,084,740
Series A 5.50% 8/1/35	1,300,000	1,410,487
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,566,030
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,940
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,009,860
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,335,000	2,643,617
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,194,840
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	6,192,672
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.75% 7/1/53	35,990,000	40,744,999
Series A-1 5.00% 7/1/58	32,090,000	36,803,058
Series A-2 4.784% 7/1/58	11,464,000	12,957,186
Regional Transportation, Colorado District Revenue
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/41	1,000,000	1,015,130
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,090,000	1,090,959
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,096,452
Series A 144A 5.25% 9/1/45 #	3,540,000	3,692,255
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	870,000	871,253

57

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	$5,224,332

		155,344,664

State General Obligation Bonds – 7.82%
California State
Various Purposes
(Bid Group A) 5.00% 10/1/28	5,000,000	6,674,650
(Bid Group B) 5.00% 8/1/27	5,000,000	6,312,600
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,433,800
Commonwealth of Puerto Rico
Series A 5.25% 7/1/31 ‡	6,980,000	5,802,125
Series A 5.375% 7/1/33 ‡	900,000	740,250
Series A 6.00% 7/1/38 ‡	4,520,000	3,796,800
Series A 8.00% 7/1/35 ‡	9,140,000	6,695,050
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	3,427,687
Series A 5.125% 7/1/37 ‡	3,225,000	2,503,406
Series A 5.25% 7/1/30 ‡	1,955,000	1,625,094
Series A 5.50% 7/1/39 ‡	165,000	130,556
Series C 6.00% 7/1/39 ‡	9,486,000	7,790,377
Series D 5.75% 7/1/41 ‡	11,750,000	9,723,125
Illinois State
5.00% 5/1/36	1,710,000	1,934,951
5.00% 11/1/36	2,245,000	2,685,402
5.00% 2/1/39	2,980,000	3,337,242
Series A 5.00% 10/1/30	2,000,000	2,522,180
Series A 5.00% 12/1/34	2,100,000	2,580,459
Series A 5.00% 4/1/38	2,805,000	3,082,583
Series C 5.00% 11/1/29	5,000,000	6,164,750
Series D 5.00% 11/1/28	6,000,000	7,434,960
Minnesota State
Series A 5.00% 8/1/30	5,000,000	6,607,550
Ohio State
Series A 5.00% 8/1/24	3,245,000	3,841,885
Series A 5.00% 3/1/26	5,395,000	6,706,902
(Infrastructure Improvement) Series A 5.00% 9/1/32	7,675,000	10,068,833
Washington State
(Various Purpose) Series C 5.00% 2/1/28	5,000,000	6,548,450

		125,171,667

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.77%
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	$5,842,100
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,053,580
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,411,990
Series A 6.00% 7/1/53	1,290,000	1,480,894
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,157,590
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	5,000,000	5,861,050
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,044,801
Port of Beaumont Navigation District of Jefferson County, Texas
(Jefferson Gulf Coast Energy Project)
Series A 144A 3.625% 1/1/35 (AMT)#	2,000,000	2,081,320
Series A 144A 4.00% 1/1/50 (AMT)#	3,875,000	4,035,425
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,134,180
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue) Series A
5.00% 1/1/49	1,110,000	1,325,629
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,131,390
7.50% 6/30/33	500,000	510,720
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,234,298
7.00% 12/31/38 (AMT)	1,335,000	1,582,055
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,528,975

		44,415,997

Water & Sewer Revenue Bonds – 2.53%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	220,772
5.00% 11/1/28	30,000	36,247

59

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	$4,301,040
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,912,625
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	20,020,440
Series D 7.00% 10/1/51	5,000,000	6,159,250
Texas Water Development Board
(Master Trust) Series B 5.00% 4/15/31	5,240,000	6,860,051

		40,510,425

Total Municipal Bonds (cost $1,505,678,435)		1,670,183,690

Total Value of Securities – 104.35% (cost $1,505,678,435)		$1,670,183,690

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $347,047,855, which represents 21.68% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

60

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

61

Statements of assets and liabilities
February 29, 2020 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$689,434,603	$573,295,553	$1,670,183,690
Cash	—	151,334	—
Receivable for securities sold	15,168,964	3,264,960	10,389,298
Interest receivable	6,892,312	5,913,059	16,628,965
Receivable for fund shares sold	936,954	2,328,946	7,490,721

Total assets	712,432,833	584,953,852	1,704,692,674

Liabilities:
Cash due to custodian	14,703,406	—	10,341,718
Payable for securities purchased	40,161,251	10,719,812	89,192,366
Payable for fund shares redeemed	1,075,496	996,046	2,391,109
Distribution payable	336,020	265,299	989,458
Other accrued expenses	212,898	192,459	574,833
Investment management fees payable to affiliates	212,827	154,179	565,421
Distribution fees payable to affiliates	104,189	28,990	116,237
Dividend disbursing and transfer agent fees and expense payable to affiliates	4,415	3,864	10,647
Accounting and administration expenses payable to affiliates	2,013	1,801	4,408
Trustees’ fees and expenses payable to affiliates	2,007	1,749	4,804
Legal fees payable to affiliates	931	812	2,229
Reports and statements to shareholders expenses payable to affiliates	389	339	931

Total liabilities	56,815,842	12,365,350	104,194,161

Total Net Assets	$655,616,991	$572,588,502	$1,600,498,513

Net Assets Consist of:
Paid-in capital	$587,415,490	$522,259,357	$1,437,579,040
Total distributable earnings (loss)	68,201,501	50,329,145	162,919,473

Total Net Assets	$655,616,991	$572,588,502	$1,600,498,513

62

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value
Class A:
Net assets	$482,515,142	$112,962,052	$230,807,816
Shares of beneficial interest outstanding, unlimited authorization, no par	39,272,032	9,012,920	19,406,957
Net asset value per share	$12.29	$12.53	$11.89
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.87	$12.88	$12.45

Class C:

Net assets	$15,126,201	$19,240,007	$92,231,449
Shares of beneficial interest outstanding, unlimited authorization, no par	1,230,921	1,536,116	7,723,959
Net asset value per share	$12.29	$12.53	$11.94

Institutional Class:
Net assets	$157,975,648	$440,386,443	$1,277,459,248
Shares of beneficial interest outstanding, unlimited authorization, no par	12,761,604	34,801,053	106,427,545
Net asset value per share	$12.38	$12.65	$12.00

[1] Investments, at cost	$624,238,211	$521,938,828	$1,505,678,435

See accompanying notes, which are an integral part of the financial statements.

63

Statements of operations
Six months ended February 29, 2020 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund

Investment Income:
Interest	$12,440,567	$9,544,104	$34,768,604

Expenses:
Management fees	1,679,909	1,352,378	3,669,579
Distribution expenses – Class A	574,518	145,688	267,158
Distribution expenses – Class C	72,143	100,789	440,133
Dividend disbursing and transfer agent fees and expenses	248,263	228,863	587,161
Accounting and administration expenses	69,250	62,928	136,656
Registration fees	45,113	45,113	78,270
Legal fees	28,686	26,247	69,358
Audit and tax fees	23,210	23,210	23,210
Reports and statements to shareholders expenses	17,324	15,955	35,009
Trustees’ fees and expenses	14,982	13,088	35,057
Custodian fees	9,552	7,897	158,598
Other	22,902	23,634	51,338

	2,805,852	2,045,790	5,551,527
Less expenses waived	(413,532)	(438,367)	(449,790)
Less waived distribution expenses – Class A	—	(58,275)	—
Less expenses paid indirectly	(3,372)	(2,696)	(639)

Total operating expenses	2,388,948	1,546,452	5,101,098

Net Investment Income	10,051,619	7,997,652	29,667,506

Net Realized and Unrealized Gain:
Net realized gain on investments	3,966,390	845,836	10,037,289
Net change in unrealized appreciation (depreciation) of investments	15,347,963	10,771,075	46,413,120

Net Realized and Unrealized Gain	19,314,353	11,616,911	56,450,409

Net Increase in Net Assets Resulting from Operations	$29,365,972	$19,614,563	$86,117,915

See accompanying notes, which are an integral part of the financial statements.

64

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Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$10,051,619	$19,754,538
Net realized gain	3,966,390	1,048,183
Net change in unrealized appreciation (depreciation)	15,347,963	23,917,474

Net increase in net assets resulting from operations	29,365,972	44,720,195

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,772,500)	(16,273,524)
Class C	(217,559)	(472,923)
Institutional Class	(2,862,107)	(3,153,841)

	(11,852,166)	(19,900,288)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,369,761	109,025,107
Class C	1,423,562	2,698,828
Institutional Class	37,313,813	93,831,044

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,989,293	14,655,203
Class C	188,659	404,200
Institutional Class	2,624,655	2,682,248

	64,909,743	223,296,630

66

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,876,385)	$(152,307,083)
Class C	(2,888,980)	(6,533,225)
Institutional Class	(20,356,998)	(44,281,845)

	(49,122,363)	(203,122,153)

Increase in net assets derived from capital share transactions	15,787,380	20,174,477

Net Increase in Net Assets	33,301,186	44,994,384

Net Assets:
Beginning of period	622,315,805	577,321,421

End of period	$655,616,991	$622,315,805

See accompanying notes, which are an integral part of the financial statements.

67

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$7,997,652	$16,667,720
Net realized gain	845,836	1,077,571
Net change in unrealized appreciation (depreciation)	10,771,075	21,366,521

Net increase in net assets resulting from operations	19,614,563	39,111,812

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,670,950)	(3,886,242)
Class C	(202,709)	(565,999)
Institutional Class	(6,120,602)	(12,215,479)

	(7,994,261)	(16,667,720)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,660,681	27,623,937
Class C	964,165	3,447,342
Institutional Class	55,885,615	160,249,995

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,576,154	3,607,123
Class C	179,767	508,002
Institutional Class	4,917,859	9,563,643

	74,184,241	205,000,042

68

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$ (25,175,971)	$ (49,240,907)
Class C	(5,135,300)	(10,079,399)
Institutional Class	(29,299,553)	(163,828,572)

	(59,610,824)	(223,148,878)

Increase (Decrease) in net assets derived from capital share transactions	14,573,417	(18,148,836)

Net Increase in Net Assets	26,193,719	4,295,256

Net Assets:
Beginning of period	546,394,783	542,099,527

End of period	$572,588,502	$ 546,394,783

See accompanying notes, which are an integral part of the financial statements.

69

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Increase in Net Assets from Operations:
Net investment income	$29,667,506	$57,113,679
Net realized gain	10,037,289	3,014,071
Net change in unrealized appreciation (depreciation)	46,413,120	55,266,412

Net increase in net assets resulting from operations	86,117,915	115,394,162

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,170,551)	(8,113,223)
Class C	(1,387,167)	(3,047,818)
Institutional Class	(24,134,630)	(45,407,727)

	(29,692,348)	(56,568,768)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,803,849	54,097,913
Class C	6,846,639	14,629,646
Institutional Class	161,389,343	377,244,099

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,808,119	7,392,441
Class C	1,264,206	2,752,227
Institutional Class	19,875,893	37,356,231

	222,988,049	493,472,557

70

	Six months ended 2/29/20 (Unaudited)	Year ended 8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,622,523)	$(61,870,843)
Class C	(10,256,555)	(22,089,760)
Institutional Class	(90,742,186)	(336,446,245)

	(120,621,264)	(420,406,848)

Increase in net assets derived from capital share transactions	102,366,785	73,065,709

Net Increase in Net Assets	158,792,352	131,891,103

Net Assets:
Beginning of period	1,441,706,161	1,309,815,058

End of period	$1,600,498,513	$1,441,706,161

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $120,279 were made by the Fund’s Class A shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.96	$11.44	$11.70	$12.22	$11.83	$11.90

0.19	0.41	0.42	0.43	0.42	0.43
0.36	0.52	(0.26)	(0.40)	0.39	(0.07)

0.55	0.93	0.16	0.03	0.81	0.36

(0.19)	(0.41)	(0.42)	(0.43)	(0.42)	(0.43)
(0.03)	— [3]	—	(0.12)	—	—

(0.22)	(0.41)	(0.42)	(0.55)	(0.42)	(0.43)

$12.29	$11.96	$11.44	$11.70	$12.22	$11.83

4.70%	8.35%	1.44%	0.41%	7.00%	3.09%

$482,515	$472,153	$481,117	$415,314	$493,408	$504,204
0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
0.94%	0.95%	0.96%	0.96%	0.95%	0.96%
3.19%	3.55%	3.66%	3.71%	3.52%	3.63%
3.06%	3.41%	3.51%	3.56%	3.38%	3.48%
32%	43%	42%	33%	33%	16%

73

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $4,649 were made by the Fund’s Class C shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.96	$11.44	$11.70	$12.22	$11.83	$11.91

0.14	0.32	0.34	0.34	0.33	0.34
0.36	0.52	(0.26)	(0.40)	0.39	(0.08)

0.50	0.84	0.08	(0.06)	0.72	0.26

(0.14)	(0.32)	(0.34)	(0.34)	(0.33)	(0.34)
(0.03)	— [3]	—	(0.12)	—	—

(0.17)	(0.32)	(0.34)	(0.46)	(0.33)	(0.34)

$12.29	$11.96	$11.44	$11.70	$12.22	$11.83

4.32%	7.55%	0.68%	(0.35% )	6.19%	2.23%

$15,126	$16,051	$18,808	$27,397	$31,545	$30,851
1.56%	1.56%	1.56%	1.56%	1.56%	1.57%
1.69%	1.70%	1.71%	1.71%	1.70%	1.72%
2.44%	2.80%	2.91%	2.96%	2.77%	2.88%
2.31%	2.66%	2.76%	2.81%	2.63%	2.73%
32%	43%	42%	33%	33%	16%

75

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2019, net realized gain distributions of $20,822 were made by the Fund’s Institutional Class shares, which calculated to $(0.003) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended
2/29/20[1]			Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.05	$11.52	$11.79	$12.31	$11.91	$11.99

0.20	0.44	0.45	0.46	0.46	0.47
0.36	0.53	(0.27)	(0.40)	0.40	(0.08)

0.56	0.97	0.18	0.06	0.86	0.39

(0.20)	(0.44)	(0.45)	(0.46)	(0.46)	(0.47)
(0.03)	— [3]	—	(0.12)	—	—

(0.23)	(0.44)	(0.45)	(0.58)	(0.46)	(0.47)

$12.38	$12.05	$11.52	$11.79	$12.31	$11.91

4.81%	8.68%	1.61%	0.68%	7.32%	3.26%

$157,976	$134,112	$77,396	$62,872	$45,696	$33,323
0.56%	0.56%	0.56%	0.56%	0.56%	0.57%
0.69%	0.70%	0.71%	0.71%	0.70%	0.72%
3.44%	3.80%	3.91%	3.96%	3.77%	3.88%
3.31%	3.66%	3.76%	3.81%	3.63%	3.73%
32%	43%	42%	33%	33%	16%

77

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended
2/29/20[1]			Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.28	$11.76	$12.06	$12.38	$12.04	$12.21

0.17	0.37	0.37	0.35	0.35	0.35
0.25	0.52	(0.30)	(0.32)	0.34	(0.17)

0.42	0.89	0.07	0.03	0.69	0.18

(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)
—	—	—	— [3]	—	—

(0.17)	(0.37)	(0.37)	(0.35)	(0.35)	(0.35)

$12.53	$12.28	$11.76	$12.06	$12.38	$12.04

3.50%	7.71%	0.57%	0.35%	5.79%	1.46%

$112,962	$123,691	$136,653	$164,154	$188,034	$184,514
0.65%	0.65%	0.71%	0.75%	0.75%	0.76%
0.91%	0.91%	0.92%	0.93%	0.92%	0.93%
2.86%	3.11%	3.10%	2.92%	2.84%	2.85%
2.60%	2.85%	2.89%	2.74%	2.67%	2.68%
12%	25%	32%	26%	35%	19%

79

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.27	$11.75	$12.05	$12.37	$12.03	$12.20

0.12	0.27	0.27	0.25	0.24	0.24
0.26	0.52	(0.30)	(0.32)	0.35	(0.17)

0.38	0.79	(0.03)	(0.07)	0.59	0.07

(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)
—	—	—	— [3]	—	—

(0.12)	(0.27)	(0.27)	(0.25)	(0.25)	(0.24)

$12.53	$12.27	$11.75	$12.05	$12.37	$12.03

3.15%	6.81%	(0.28% )	(0.50% )	4.90%	0.60%

$19,240	$22,874	$28,002	$40,402	$49,515	$48,328
1.50%	1.50%	1.56%	1.60%	1.60%	1.61%
1.66%	1.66%	1.67%	1.68%	1.67%	1.68%
2.01%	2.26%	2.25%	2.07%	1.99%	2.00%
1.85%	2.10%	2.14%	1.99%	1.92%	1.93%
12%	25%	32%	26%	35%	19%

81

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class shares, which calculated to $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$12.40	$11.87	$12.17	$12.50	$12.16	$12.33

0.18	0.39	0.39	0.37	0.37	0.37
0.25	0.53	(0.30)	(0.33)	0.34	(0.17)

0.43	0.92	0.09	0.04	0.71	0.20

(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)
—	—	—	— [3]	—	—

(0.18)	(0.39)	(0.39)	(0.37)	(0.37)	(0.37)

$12.65	$12.40	$11.87	$12.17	$12.50	$12.16

3.55%	7.92%	0.75%	0.44%	5.92%	1.62%

$440,387	$399,830	$377,445	$369,443	$479,172	$474,262
0.50%	0.50%	0.56%	0.60%	0.60%	0.61%
0.66%	0.66%	0.67%	0.68%	0.67%	0.68%
3.01%	3.26%	3.25%	3.07%	2.99%	3.00%
2.85%	3.10%	3.14%	2.99%	2.92%	2.93%
12%	25%	32%	26%	35%	19%

83

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.48	$11.00	$11.05	$11.42	$10.75	$10.65

0.22	0.46	0.46	0.44	0.41	0.41
0.41	0.48	(0.05)	(0.37)	0.67	0.10

0.63	0.94	0.41	0.07	1.08	0.51

(0.22)	(0.46)	(0.46)	(0.44)	(0.41)	(0.41)

(0.22)	(0.46)	(0.46)	(0.44)	(0.41)	(0.41)

$11.89	$11.48	$11.00	$11.05	$11.42	$10.75

5.60%	8.81%	3.80%	0.72%	10.25%	4.83%

$230,808	$208,549	$200,493	$190,211	$250,810	$227,090
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.91%	0.90%	0.91%	0.94%	0.94%	0.97%
3.90%	4.22%	4.19%	4.02%	3.73%	3.80%
3.84%	4.17%	4.13%	3.93%	3.64%	3.68%
19%	33%	19%	27%	13%	10%

85

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.52	$11.04	$11.09	$11.47	$10.80	$10.70

0.18	0.38	0.38	0.36	0.33	0.33
0.42	0.48	(0.05)	(0.38)	0.67	0.10

0.60	0.86	0.33	(0.02)	1.00	0.43

(0.18)	(0.38)	(0.38)	(0.36)	(0.33)	(0.33)

(0.18)	(0.38)	(0.38)	(0.36)	(0.33)	(0.33)

$11.94	$11.52	$11.04	$11.09	$11.47	$10.80

5.28%	7.98%	3.03%	(0.11% )	9.41%	4.04%

$92,232	$91,184	$92,155	$97,974	$113,905	$91,196
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.66%	1.65%	1.66%	1.69%	1.69%	1.72%
3.15%	3.47%	3.44%	3.27%	2.98%	3.05%
3.09%	3.42%	3.38%	3.18%	2.89%	2.93%
19%	33%	19%	27%	13%	10%

87

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

88

Six months ended 2/29/20[1] (Unaudited)	Year ended

	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
$11.58	$11.10	$11.15	$11.53	$10.85	$10.75

0.24	0.49	0.49	0.47	0.45	0.44
0.42	0.48	(0.05)	(0.38)	0.67	0.10

0.66	0.97	0.44	0.09	1.12	0.54

(0.24)	(0.49)	(0.49)	(0.47)	(0.44)	(0.44)

(0.24)	(0.49)	(0.49)	(0.47)	(0.44)	(0.44)

$12.00	$11.58	$11.10	$11.15	$11.53	$10.85

5.78%	9.03%	4.07%	0.92%	10.57%	5.08%

$1,277,459	$1,141,973	$1,017,167	$932,716	$905,436	$649,455
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.66%	0.65%	0.66%	0.69%	0.69%	0.72%
4.15%	4.47%	4.44%	4.27%	3.98%	4.05%
4.09%	4.42%	4.38%	4.18%	3.89%	3.93%
19%	33%	19%	27%	13%	10%

89

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds	February 29, 2020 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more for Delaware Tax-Free USA Fund and $250,000 or more for Delaware National High-Yield Municipal Bond Fund will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year and 0.75% for on Class A share purchases of $1,000,000 for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken

90

in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 29, 2020 and for all open tax years (years ended Aug. 31, 2017–Aug. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Feb. 29, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$3,176	$2,629	$433

91

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$196	$67	$206

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to limit total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets	0.56%	0.50%	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within

92

the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$12,577	$11,234	$26,904

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$27,554	$24,056	$64,842

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

93

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2020, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$7,760	$6,774	$18,194

For the six months ended Feb. 29, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,262	$2,184	$20,716

For the six months ended Feb. 29, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$ —	$ —	$ 194
Class C	60	154	1,276

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 29, 2020, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 29, 2020, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in realized losses as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$15,222,720	$10,564,314	$2,300,831
Sales	19,213,594	8,982,806	4,451,292

94

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Net realized gain (loss)	(43,653)	62,186	—

There was no realized gain (loss) as a result of Rule 17a-7 securities sales for Delaware National High-Yield Municipal Bond Fund.

*The aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

3. Investments

For the six months ended Feb. 29, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$250,991,462	$83,399,973	$462,528,855
Sales	202,720,454	65,498,139	290,828,565

At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$624,227,594	$521,924,977	$1,503,895,561

Aggregate unrealized appreciation of investments	$65,788,546	$51,491,605	$171,099,772
Aggregate unrealized depreciation of investments	(581,537)	(121,029)	(4,811,643)

Net unrealized appreciation of investments	$65,207,009	$51,370,576	$166,288,129

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Notes to financial statements

Delaware Funds® by Macquarie national tax-free funds

3. Investments (continued)

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA Intermediate Fund	$1,838,007	$—	$1,838,007
Delaware National High-Yield Municipal Bond Fund	11,623,420	1,405,838	13,029,258

At Aug. 31, 2019, there were no capital loss carryforwards for Delaware Tax-Free USA Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a

96

Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2020:

Delaware Tax-Free USA Fund

Level 2
Securities

Assets:
Municipal Bonds	$689,434,603

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities

Assets:

Municipal Bonds	$565,895,553
Short-Term Investments	7,400,000

Total Value of Securities	$573,295,553

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,670,183,690

During the six months ended Feb. 29, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended Feb. 29, 2020, there were no Level 3 investments.

97

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free USA Fund		Delaware Tax-Free USA Intermediate Fund		Delaware National High-Yield Municipal Bond Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	1,299,077	9,633,567	874,646	2,346,565	2,611,443	4,939,498
Class C	118,349	235,464	79,162	294,667	597,479	1,334,649
Institutional Class	3,114,119	8,058,705	4,532,714	13,507,386	13,972,734	34,265,773

Shares issued upon reinvestment of dividends and distributions:
Class A	675,791	1,282,034	129,196	305,278	333,393	675,346
Class C	15,965	35,429	14,745	43,148	110,282	250,585
Institutional Class	220,314	232,343	399,155	801,340	1,724,259	3,379,605

	5,443,615	19,477,542	6,029,618	17,298,384	19,349,590	44,845,456

Shares redeemed:
Class A	(2,179,628)	(13,496,639)	(2,063,137)	(4,200,242)	(1,709,750)	(5,676,550)
Class C	(245,212)	(572,900)	(421,679)	(856,325)	(897,145)	(2,018,698)
Institutional Class	(1,702,475)	(3,877,118)	(2,378,114)	(13,850,854)	(7,862,591)	(30,706,607)

	(4,127,315)	(17,946,657)	(4,862,930)	(18,907,421)	(10,469,486)	(38,401,855)

Net increase (decrease)	1,316,300	1,530,885	1,166,688	(1,609,037)	8,880,104	6,443,601

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 29, 2020 and the year ended Aug. 31, 2019, the Funds had the following exchange transactions:

			Six months ended
			2/29/20

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	110,006	3,162	3,166	109,190	$1,349,816
Delaware Tax-Free USA Intermediate Fund	66,859	1,281	1,281	66,288	832,935
Delaware National High-Yield Municipal Bond Fund	29,475	669	—	29,898	342,944

	Year ended 8/31/19
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free USA Fund	122,933	9,379	—	9,402	122,076	$1,496,654
Delaware Tax-Free USA Intermediate Fund	1,189,029	4,719	6,641	11,435	1,178,174	13,998,550
Delaware National High-Yield Municipal Bond Fund	9,893	—	—	—	9,811	108,773

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The revolving line of credit is to be used as described below and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on Nov. 2, 2020.

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on Nov. 4, 2019.

99

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

5. Line of Credit (continued)

The Funds had no amounts outstanding as of Feb. 29, 2020, or at any time during the period then ended.

6. Securities Lending

Delaware Tax-Free USA intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the

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borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Feb. 29, 2020, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended Feb. 29, 2020, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

7. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 29, 2020, the percentages of each Fund’s net assets insured by bond issuers are listed on the next page and these securities have been identified on the “Schedules of investments.”

101

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

7. Geographic, Credit, and Market Risks (continued)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Assured Guaranty Corporation	0.16%	—	0.21%
Assured Guaranty Municipal Corporation	0.23%	1.63%	0.18%
AMBAC Assurance Corporation	0.46%	—	0.06%
National Public Finance Guarantee Corporation	0.11%	—	—
Total	0.96%	1.63%	0.45%

As of Feb. 29, 2020, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and Texas, which constituted approximately 11.78% and 13.71%, respectively, of the Fund’s net assets. As of Feb. 29, 2020, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 14.98% and 15.41%, respectively, of the Fund’s net assets. As of Feb. 29, 2020, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California, Ohio, and Puerto Rico, which constituted approximately 13.22%, 12.28%, and 10.96%, respectively, of the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to

102

purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair

103

Notes to financial statements
Delaware Funds® by Macquarie national tax-free funds

9. Recent Accounting Pronouncements (continued)

value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Feb. 29, 2020, that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

105

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 29, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2020, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2019 to Feb. 29, 2020.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,035.30	0.84%	$4.25
Class C	1,000.00	1,031.50	1.59%	8.03
Institutional Class	1,000.00	1,036.60	0.59%	2.99

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,038.70	0.82%	$4.16
Class C	1,000.00	1,033.90	1.57%	7.94
Institutional Class	1,000.00	1,039.90	0.57%	2.89

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class C	1,000.00	1,017.06	1.57%	7.87
Institutional Class	1,000.00	1,022.03	0.57%	2.87

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,032.20	0.84%	$4.24
Class C	1,000.00	1,028.40	1.59%	8.02
Institutional Class	1,000.00	1,033.50	0.59%	2.98

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,031.20	0.86%	$4.34
Class C	1,000.00	1,027.40	1.61%	8.12
Institutional Class	1,000.00	1,032.50	0.61%	3.08

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.59	0.86%	$4.32
Class C	1,000.00	1,016.86	1.61%	8.07
Institutional Class	1,000.00	1,021.83	0.61%	3.07

Disclosure of Fund expenses

For the six-month period from September 1, 2019 to February 29, 2020 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,038.50	0.80%	$4.05
Class C	1,000.00	1,034.80	1.55%	7.84
Institutional Class	1,000.00	1,039.90	0.55%	2.79

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	9/1/19	2/29/20	Expense Ratio	9/1/19 to 2/29/20*

Actual Fund return†
Class A	$1,000.00	$1,036.00	0.83%	$4.20
Class C	1,000.00	1,032.10	1.59%	8.03
Institutional Class	1,000.00	1,036.00	0.59%	2.99

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.74	0.83%	$4.17
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.51%
Corporate Revenue Bonds	7.16%
Education Revenue Bonds	25.87%
Electric Revenue Bonds	7.06%
Healthcare Revenue Bonds	18.64%
Lease Revenue Bonds	5.93%
Local General Obligation Bonds	4.66%
Pre-Refunded Bonds	4.65%
Special Tax Revenue Bonds	10.88%
State General Obligation Bonds	1.46%
Transportation Revenue Bonds	5.09%
Water & Sewer Revenue Bonds	6.11%
Short-Term Investment	1.80%
Total Value of Securities	99.31%
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	87.64%
Guam	1.95%
Puerto Rico	9.72%
Total Value of Securities	99.31%

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.94%
Corporate Revenue Bonds	6.65%
Education Revenue Bonds	28.48%
Electric Revenue Bonds	0.80%
Healthcare Revenue Bonds	17.76%
Housing Revenue Bonds	5.33%
Lease Revenue Bonds	8.91%
Local General Obligation Bonds	3.18%
Pre-Refunded Bonds	3.48%
Special Tax Revenue Bonds	5.67%
State General Obligation Bonds	7.43%
Transportation Revenue Bonds	10.25%
Short-Term Investment	0.87%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	92.65%
Puerto Rico	6.16%
Total Value of Securities	98.81%

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.06%
Corporate Revenue Bonds	1.41%
Education Revenue Bonds	12.25%
Electric Revenue Bonds	3.82%
Healthcare Revenue Bonds	25.87%
Housing Revenue Bonds	0.08%
Lease Revenue Bonds	1.98%
Local General Obligation Bonds	11.20%
Pre-Refunded Bonds	6.98%
Special Tax Revenue Bonds	20.57%
State General Obligation Bonds	1.48%
Transportation Revenue Bonds	10.01%
Water & Sewer Revenue Bonds	2.41%
Short-Term Investments	1.08%
Total Value of Securities	99.14%
Receivables and Other Assets Net of Liabilities	0.86%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	89.00%
Guam	1.67%
Puerto Rico	8.00%
US Virgin Islands	0.47%
Total Value of Securities	99.14%

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	104.47%
Corporate Revenue Bonds	2.99%
Education Revenue Bonds	24.01%
Electric Revenue Bonds	4.07%
Healthcare Revenue Bonds	8.85%
Housing Revenue Bonds	4.38%
Lease Revenue Bonds	10.54%
Local General Obligation Bonds	23.39%
Pre-Refunded Bonds	5.28%
Special Tax Revenue Bonds	15.71%
State General Obligation Bonds	1.48%
Transportation Revenue Bonds	2.50%
Water & Sewer Revenue Bonds	1.27%
Short-Term Investments	0.28%
Total Value of Securities	104.75%
Liabilities Net of Receivables and Other Assets	(4.75%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	4.89%
Idaho	89.14%
Puerto Rico	10.48%
US Virgin Islands	0.24%
Total Value of Securities	104.75%

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.80%
Corporate Revenue Bonds	5.72%
Education Revenue Bonds	21.19%
Electric Revenue Bonds	4.74%
Healthcare Revenue Bonds	14.77%
Lease Revenue Bonds	6.85%
Local General Obligation Bonds	1.36%
Pre-Refunded Bonds	5.15%
Resource Recovery Revenue Bond	1.78%
Special Tax Revenue Bonds	19.27%
State General Obligation Bonds	1.47%
Transportation Revenue Bonds	11.62%
Water & Sewer Revenue Bonds	5.88%
Short-Term Investment	0.11%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.28%
New York	90.22%
Puerto Rico	9.41%
Total Value of Securities	99.91%

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of February 29, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.42%
Corporate Revenue Bonds	7.92%
Education Revenue Bonds	12.81%
Electric Revenue Bonds	0.94%
Healthcare Revenue Bonds	40.31%
Housing Revenue Bond	0.44%
Lease Revenue Bonds	0.98%
Local General Obligation Bonds	8.39%
Pre-Refunded/Escrowed to Maturity Bonds	5.34%
Special Tax Revenue Bonds	8.93%
State General Obligation Bonds	2.32%
Transportation Revenue Bonds	7.93%
Water & Sewer Revenue Bonds	3.11%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	92.28%
Puerto Rico	7.14%
Total Value of Securities	99.42%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.51%
Corporate Revenue Bonds – 7.16%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	$1,052,190
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,045,520
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,865,760

		5,963,470

Education Revenue Bonds – 25.87%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,181,250
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	385,703
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	400,000	471,476
(Equitable School Revolving Fund) Series A 4.00% 11/1/49	1,600,000	1,822,432
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	295,763
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,002,650
Arizona State University System Revenue
(Green Bonds) Series A 5.00% 7/1/43	1,000,000	1,296,900
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	645,000	699,245
Maricopa County Industrial Development Authority Revenue
(Autism Charter Schools Project)
Series A 144A 5.00% 7/1/50 #	675,000	772,875
Series A 144A 5.00% 7/1/54 #	640,000	726,163
(Creighton University Project) 4.00% 7/1/50	2,000,000	2,320,820
(GreatHearts Arizona Projects) Series A 5.00% 7/1/52	725,000	866,665
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	897,004
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	500,000	620,410
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	500,000	563,570
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,312,900
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	522,760

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	$1,120,810
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,150,720
Pima County Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	104,063
144A 5.00% 6/15/52 #	90,000	93,556
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	1,015,960
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	750,210
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	557,811

		21,551,716

Electric Revenue Bonds – 7.06%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	43,931
Series AAA 5.25% 7/1/25 ‡	35,000	28,044
Series CCC 5.25% 7/1/27 ‡	255,000	204,319
Series WW 5.00% 7/1/28 ‡	245,000	195,694
Series XX 4.75% 7/1/26 ‡	35,000	27,781
Series XX 5.25% 7/1/40 ‡	100,000	80,125
Series XX 5.75% 7/1/36 ‡	125,000	100,781
Series ZZ 4.75% 7/1/27 ‡	30,000	23,813
Series ZZ 5.25% 7/1/24 ‡	45,000	36,056
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	3,000,000	3,818,850
Series A 5.00% 1/1/47	1,000,000	1,320,100

		5,879,494

Healthcare Revenue Bonds – 18.64%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health) Series A 5.00% 1/1/43	500,000	532,750
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,065,456
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,164,690
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	168,531
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	62,660
Series B 5.125% 1/1/54	65,000	74,439

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	$547,140
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	297,718
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,167,800
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,148,110
Series A 4.00% 1/1/44	1,500,000	1,742,880
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	438,153
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	824,452
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,277,988
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	250,000	296,083
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) 4.00% 8/1/43	1,500,000	1,747,965
Series A 5.25% 8/1/33	2,000,000	2,277,460
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	342,126
Series A 5.25% 8/1/32	300,000	351,132

		15,527,533

Lease Revenue Bonds – 5.93%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,003,030
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	374,013
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,003,290

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	$2,565,560

		4,945,893

Local General Obligation Bonds – 4.66%
Maricopa County High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,300,000	1,541,046
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	733,365
Maricopa County Unified School District No 69 Paradise Valley
4.00% 7/1/39	600,000	722,382
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement) 4.00% 7/1/35	500,000	595,560
Pinal County Community College District
4.00% 7/1/31	250,000	288,645

		3,880,998

Pre-Refunded Bonds – 4.65%
Northern Arizona University
5.00% 6/1/36-21 §	475,000	499,529
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	536,035
6.40% 7/1/47-21 §	500,000	536,690
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	794,295
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	345,000	377,326
Series A 5.00% 6/1/38-23 §	1,000,000	1,134,580

		3,878,455

Special Tax Revenue Bonds – 10.88%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	629,195
Glendale Transportation Excise Tax Revenue 5.00% 7/1/30 (AGM)	1,000,000	1,204,750
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	576,981
Series A 5.25% 1/1/36	705,000	750,226
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,195,000	3,617,123

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.00% 7/1/58	505,000	$579,169
Series A-2 4.536% 7/1/53	1,000,000	1,116,390
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	595,100

		9,068,934

State General Obligation Bonds – 1.46%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	178,013
Series A 5.375% 7/1/33 ‡	270,000	222,075
Series A 8.00% 7/1/35 ‡	355,000	260,038
Series B 5.75% 7/1/38 ‡	340,000	276,675
Series C 6.00% 7/1/39 ‡	340,000	279,225

		1,216,026

Transportation Revenue Bonds – 5.09%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	615,600
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,255,290
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	573,535
5.00% 7/1/32 (AMT)	500,000	559,860
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,233,760

		4,238,045

Water & Sewer Revenue Bonds – 6.11%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,191,910
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	733,698
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	300,847
Mesa Utility System Revenue
4.00% 7/1/31	850,000	988,099
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,253,200
5.00% 7/1/31	500,000	621,795

		5,089,549

Total Municipal Bonds (cost $74,978,021)		81,240,113

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Short-Term Investment – 1.80%
Variable Rate Demand Note – 1.80%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 1.15% 11/15/52
(SPA - Northern Trust Company)	1,500,000	$1,500,000

Total Short-Term Investment (cost $1,500,000)		1,500,000

Total Value of Securities – 99.31% (cost $76,478,021)		$82,740,113

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $4,694,545, which represents 5.63% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

Summary of abbreviations (continued):

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 97.94%

Corporate Revenue Bonds – 6.65%
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-1 5.25% 6/1/47	750,000	$800,145
Series A-2 5.00% 6/1/47	2,000,000	2,123,740
(Capital Appreciation Asset-Backed) Subordinate Series B 1.548% 6/1/47 ^	1,615,000	310,500
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F 144A 1.46% 6/1/57 #^	16,655,000	608,241
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	842,370
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C 0.558% 6/1/46 ^	9,285,000	1,632,582
Capital Appreciation Third Subordinate Series D 0.307% 6/1/46 ^	3,460,000	543,877

		6,861,455

Education Revenue Bonds – 28.48%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,200,670
(Stanford University)
Series U-1 5.25% 4/1/40	775,000	1,257,980
Series V-1 5.00% 5/1/49	2,600,000	4,428,476
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	591,565
(Biola University) 5.00% 10/1/39	1,000,000	1,224,050
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,176,250
(CHF - Davis I, LLC - West Village Student Housing Project) 5.00% 5/15/48	1,000,000	1,224,460
(CHF - Riverside II, LLC - UCR North District Phase I Student Housing Project) 5.00% 5/15/44 (BAM)	420,000	534,387
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	538,385
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	600,000	635,664
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	907,043
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,247,821

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
California Public Finance Authority Educational Facilities Revenue
(Trinity Classical Academy Project)
Series A 144A 5.00% 7/1/44 #	350,000	$381,682
Series A 144A 5.00% 7/1/54 #	500,000	542,300
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	812,104
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	467,490
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	268,000
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	500,000	583,630
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,166,080
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	573,985
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	657,610
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,137,670
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,240,890
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,141,350
California State University Systemwide Revenue Series A 5.00% 11/1/47	1,000,000	1,252,330
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	800,000	860,696
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	873,975
(NCCD - Hooper Street LLC - California College of the Arts Project) 144A 5.25% 7/1/49 #	250,000	297,927
California Statewide Communities Development Authority Student Housing Revenue
(University of California Irvine East Campus Apartments) 5.375% 5/15/38	1,000,000	1,052,290
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,132,580

		29,409,340

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds – 0.80%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	$55,913
Series AAA 5.25% 7/1/25 ‡	40,000	32,050
Series CCC 5.25% 7/1/27 ‡	325,000	260,406
Series WW 5.00% 7/1/28 ‡	310,000	247,613
Series XX 4.75% 7/1/26 ‡	45,000	35,719
Series XX 5.75% 7/1/36 ‡	150,000	120,938
Series ZZ 4.75% 7/1/27 ‡	35,000	27,781
Series ZZ 5.25% 7/1/24 ‡	55,000	44,069

		824,489

Healthcare Revenue Bonds – 17.76%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	904,417
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	268,887
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	583,625
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	549,930
Series A 5.00% 8/15/47	500,000	603,895
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,013,290
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	2,005,000	2,345,770
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 11/15/56	1,000,000	1,226,330
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,065,690
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	915,270
Series A 5.00% 2/1/47	250,000	303,065
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	589,300
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,119,390
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,160,020
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	652,662
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	557,325
(Loma Linda University Medical Center) Series A 144A 5.50% 12/1/58 #	400,000	484,100
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	544,115
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,183,830

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	$798,300
Palomar Health
5.00% 11/1/47 (AGM)	500,000	614,075
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	856,333

		18,339,619

Housing Revenue Bonds – 5.33%
California Housing Finance Agency
Series 2 Class A Certificates 4.00% 3/20/33	998,772	1,208,005
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,373,594
Series A 5.50% 8/15/47	750,000	804,630
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,118,280
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,190

		5,507,699

Lease Revenue Bonds – 8.91%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,089,160
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,144,530
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	652,202
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	1,000,000	1,218,140
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C 5.00% 10/1/26	1,000,000	1,066,550
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,141,400
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,134,170

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	$1,186,860
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	500,000	565,900

		9,198,912

Local General Obligation Bonds – 3.18%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	939,500
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,163,670
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	613,010
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	500,000	567,515

		3,283,695

Pre-Refunded Bonds – 3.48%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A 5.00% 10/1/25-21 §	800,000	838,464
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	857,360
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	860,952
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,031,090

		3,587,866

Special Tax Revenue Bonds – 5.67%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,745,000	1,975,549
Series A-1 5.00% 7/1/58	1,835,000	2,104,506
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00% 6/1/48	1,000,000	1,239,220

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	$530,295

		5,849,570

State General Obligation Bonds – 7.43%
California
(Various Purpose)
4.00% 10/1/44	2,000,000	2,430,820
5.00% 4/1/32	300,000	431,811
5.00% 8/1/46	1,000,000	1,231,000
5.25% 4/1/35	1,000,000	1,090,020
5.25% 11/1/40	1,000,000	1,029,540
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	310,000	227,075
(Public Improvement)
Series A 5.00% 7/1/41 ‡	300,000	227,250
Series A 5.375% 7/1/33 ‡	350,000	287,875
Series B 5.75% 7/1/38 ‡	430,000	349,913
Series C 6.00% 7/1/39 ‡	450,000	369,563

		7,674,867

Transportation Revenue Bonds – 10.25%
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	787,680
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	576,885
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,185,740
Subordinate Series A 5.00% 5/15/33 (AMT)	30,000	38,447
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	568,035
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	1,000,000	1,259,340
Subordinate Series B 5.00% 7/1/41	500,000	613,485
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	470,070
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	873,732
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,264,000
Second Series B 5.00% 5/1/46 (AMT)	500,000	600,115

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series E 5.00% 5/1/50 (AMT)	1,000,000	$1,263,710
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,000,000	1,084,700

		10,585,939

Total Municipal Bonds (cost $91,797,409)		101,123,451

Short-Term Investment – 0.87%

Variable Rate Demand Note – 0.87%¤
California Series A2
1.12% 5/1/34 (LOC - State Street Bank and Trust)	900,000	900,000

Total Short-Term Investment (cost $900,000)		900,000

Total Value of Securities – 98.81% (cost $92,697,409)		$102,023,451

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $12,727,783, which represents 12.33% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at Feb. 29, 2020.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

Summary of abbreviations (continued):

ICEF – Inner City Education Foundation

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

NATL – Insured by National Public Finance Guarantee Corporation

NCCD – National Campus and Community Development

UCR – University of California Riverside

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.06%
Corporate Revenue Bonds – 1.41%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$458,832
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,750,000	2,849,315

		3,308,147

Education Revenue Bonds – 12.25%
Board of Governors of the Colorado State University
System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,680,766
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,275,980
Series B 5.00% 5/15/49	750,000	951,600
Colorado Educational & Cultural Facilities Authority Revenue
(Academy Charter School Project) 5.50% 5/1/36 (AGC)	2,280,000	2,287,410
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,498,657
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	545,280
Series A 144A 5.25% 7/1/46 #	1,350,000	1,470,015
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,383,798
(Charter School Project) 5.00% 7/15/37	1,150,000	1,247,612
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,140,440
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,949,883
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,111,880
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	475,713
5.00% 12/1/42	540,000	566,476
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	690,087
144A 5.00% 7/1/46 #	500,000	544,585
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	774,837
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	980,255
5.00% 11/1/54	1,500,000	1,640,385
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	927,777
144A 5.50% 7/1/49 #	870,000	941,088

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$461,716
Series A 4.00% 3/1/36	550,000	633,649
(University of Lab Charter School) 5.00% 12/15/45	500,000	562,010
(Vail Mountain School Project) 4.00% 5/1/46	80,000	84,345
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	906,412

		28,732,656

Electric Revenue Bonds – 3.82%
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,749,801
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,119,093
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	135,787
Series AAA 5.25% 7/1/25 ‡	95,000	76,119
Series CCC 5.25% 7/1/27 ‡	705,000	564,881
Series WW 5.00% 7/1/28 ‡	660,000	527,175
Series XX 4.75% 7/1/26 ‡	105,000	83,344
Series XX 5.25% 7/1/40 ‡	295,000	236,369
Series XX 5.75% 7/1/36 ‡	365,000	294,281
Series ZZ 4.75% 7/1/27 ‡	85,000	67,469
Series ZZ 5.25% 7/1/24 ‡	140,000	112,175

		8,966,494

Healthcare Revenue Bonds – 25.87%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	4,000,000	4,734,160
(American Baptist)
7.625% 8/1/33	150,000	170,429
8.00% 8/1/43	1,000,000	1,141,110
(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,675,745
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,000,000	1,082,490
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,575,675
6.375% 1/1/41	1,000,000	1,077,350

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	$2,336,720
Series A-1 4.00% 8/1/44	2,000,000	2,309,060
Series A-2 4.00% 8/1/49	1,000,000	1,146,790
Series A-2 5.00% 8/1/38	1,500,000	1,893,630
Series A-2 5.00% 8/1/39	1,500,000	1,887,795
Series A-2 5.00% 8/1/44	2,000,000	2,490,000
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,358,640
Series A 5.00% 12/1/35	1,000,000	1,156,280
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,814,265
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	570,273
Series B 5.00% 5/15/48	660,000	704,537
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,260,360
(National Jewish Health Project) 5.00% 1/1/27	300,000	315,231
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	5,762,070
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,584,945
Series A 4.00% 1/1/38	3,895,000	4,665,197
Series A 5.00% 1/1/44	3,050,000	3,437,015
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	1,065,086
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,213,880
(Valley View Hospital Association Project) Series A		774,399
4.00% 5/15/35
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,163,170
Series A 4.00% 12/1/40	250,000	289,800
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	2,029,821

		60,685,923

Housing Revenue Bonds – 0.08%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	95,000	95,410
Series AA 4.50% 11/1/23 (GNMA)	95,000	95,407

		190,817

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 1.98%
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	$806,065
5.00% 6/15/36	1,055,000	1,284,484
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	864,187
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,684,350

		4,639,086

Local General Obligation Bonds – 11.20%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	347,148
4.00% 12/1/31	1,000,000	1,155,240
5.00% 12/1/32	500,000	639,020
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,355,500
Series A 5.50% 12/1/38	350,000	468,871
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,364,622
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,612,216
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,135,100
Commerce City Northern Infrastructure General Improvement District	2,125,000	2,351,461
5.00% 12/1/32 (AGM)	2,125,000	2,351,461
Denver International Business Center Metropolitan District No. 1	350,000	357,280
5.00% 12/1/30	350,000	357,280
Eaton Area Park & Recreation District
5.25% 12/1/34	360,000	384,012
5.50% 12/1/38	455,000	487,837
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,292,830
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,291,240
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,511,013

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	$1,056,370
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,057,340
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,244,291
5.00% 12/1/32	660,000	828,062
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,250,790
Weld County School District No. Re-2 Eaton
5.00% 12/1/44	2,000,000	2,602,300
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,477,500

		26,270,043

Pre-Refunded Bonds – 6.98%
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)
Series A 5.00% 2/1/41-21 §	2,250,000	2,335,185
Series A 5.25% 2/1/33-21 §	1,000,000	1,040,120
Series A 5.25% 1/1/45-23 §	2,000,000	2,243,540
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,374,360
(The Evangelical Lutheran Good Samaritan Society Project) 5.625% 6/1/43-23 §	1,150,000	1,327,744
(Total Long-Term Care National Obligated Group Project)
Series A 6.00% 11/15/30-20 §	1,365,000	1,414,140
Series A 6.25% 11/15/40-20 §	750,000	778,305
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40-20 §	2,500,000	2,587,975
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,272,620

		16,373,989

Special Tax Revenue Bonds – 20.57%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,273,060
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	795,644
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,718,760
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,144,918

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	$1,788,675
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,497,361
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,323,350
Series A 5.25% 1/1/36	1,675,000	1,782,451
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,220,180
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,337,333
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,097,420
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,905,000	4,420,929
Series A-1 5.00% 7/1/58	2,967,000	3,402,763
Series A-2 4.536% 7/1/53	3,000,000	3,349,170
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
6.00% 1/15/34	1,450,000	1,471,939
6.00% 1/15/41	2,400,000	2,436,312
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,556,078
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	839,403
Series A 5.00% 11/1/31	1,495,000	1,869,199
Series A 5.00% 11/1/36	2,750,000	3,419,955
Series B 5.00% 11/1/33	1,865,000	2,397,644
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	532,070
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	352,038
Series A-1 5.00% 12/1/47	700,000	810,726
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	975,000	1,023,077
Tallyn’s Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	800,724

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	$570,035
Series B 5.00% 12/1/36	810,000	951,620
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,090,070

		48,272,904

State General Obligation Bonds – 1.48%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	680,000	515,100
Series A 5.375% 7/1/33 ‡	675,000	555,187
Series A 8.00% 7/1/35 ‡	1,215,000	889,987
Series B 5.75% 7/1/38 ‡	960,000	781,200
Series C 6.00% 7/1/39 ‡	890,000	730,913

		3,472,387

Transportation Revenue Bonds – 10.01%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,226,580
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,340,240
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	459,560
Series A 5.00% 11/15/30 (AMT)	1,750,000	2,215,465
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,496,400
Series B 5.00% 11/15/30	1,000,000	1,103,740
Series B 5.00% 11/15/32	1,000,000	1,102,050
Series B 5.00% 11/15/37	8,000,000	8,793,920
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	705,063
Series C 5.375% 9/1/26	2,000,000	2,044,200

		23,487,218

Water & Sewer Revenue Bonds – 2.41%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,212,530
4.00% 12/1/38	1,845,000	2,230,826
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	806,445
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	592,355

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	$812,288

		5,654,444

Total Municipal Bonds (cost $211,957,646)		230,054,108

	Number of shares
Short-Term Investments – 1.08%
Money Market Mutual Fund – 0.87%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.92%)	2,027,358	2,027,358

		2,027,358

	Principal amount°
Variable Rate Demand Note – 0.21%¤
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program)
Series F-2 1.22% 7/1/41 (LOC - Northern Trust Company)	500,000	500,000

		500,000

Total Short-Term Investments (cost $2,527,358)		2,527,358

Total Value of Securities – 99.14%
(cost $214,485,004)		$232,581,466

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $11,991,371, which represents 5.11% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Schedules of investments
Delaware Tax-Free Colorado Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 104.47%
Corporate Revenue Bonds – 2.99%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,314,900
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,009,360

		3,324,260

Education Revenue Bonds – 24.01%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/22	485,000	515,895
Series A 4.00% 4/1/37	1,250,000	1,309,763
Series A 5.00% 4/1/42	1,350,000	1,447,483
Series A 5.00% 4/1/47	500,000	612,180
Series A 5.00% 4/1/48	1,000,000	1,252,000
Idaho Housing & Finance Association
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	443,697
Series A 144A 6.00% 7/1/49 #	595,000	704,450
Series A 144A 6.00% 7/1/54 #	570,000	670,337
(Idaho Arts Charter School Project)
Series A 5.00% 12/1/38	1,000,000	1,144,500
Series A 144A 5.00% 12/1/46 #	1,000,000	1,112,270
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	653,821
Series A 6.75% 7/1/48	529,151	585,670
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,139,580
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,423,601
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,769,887
5.00% 4/1/40	250,000	321,155
5.00% 4/1/43	250,000	317,707
5.00% 4/1/44	250,000	317,017
University of Idaho
Series 2011 5.25% 4/1/41 •	1,710,000	1,783,256
Series A 4.00% 4/1/41 (BAM)	1,000,000	1,193,600
Series A 5.00% 4/1/41	1,000,000	1,261,980
Series A 5.00% 4/1/45 (BAM)	1,540,000	1,984,352
Series A 5.00% 4/1/50 (BAM)	2,500,000	3,211,925
Series B 5.00% 4/1/28	1,000,000	1,003,120
Series B 5.00% 4/1/32	500,000	501,555

		26,680,801

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.07%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	$2,337,660
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,190,420
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	59,906
Series AAA 5.25% 7/1/25 ‡	45,000	36,056
Series CCC 5.25% 7/1/27 ‡	345,000	276,431
Series WW 5.00% 7/1/28 ‡	320,000	255,600
Series XX 4.75% 7/1/26 ‡	50,000	39,688
Series XX 5.25% 7/1/40 ‡	135,000	108,169
Series XX 5.75% 7/1/36 ‡	175,000	141,094
Series ZZ 4.75% 7/1/27 ‡	40,000	31,750
Series ZZ 5.25% 7/1/24 ‡	60,000	48,075

		4,524,849

Healthcare Revenue Bonds – 8.85%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,551,191
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,245,200
Series A 5.00% 3/1/47	1,500,000	1,578,855
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	1,000,000	1,169,450
Series ID 5.00% 12/1/46	750,000	921,135
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,094,435
Series A 5.25% 11/15/47	1,130,000	1,211,914
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,064,482

		9,836,662

Housing Revenue Bonds – 4.38%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	894,864	952,323
(Federal Highway Trust Fund) Series A 5.00% 7/15/31	80,000	105,804
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,765,133
Series A 3.25% 1/1/43 (GNMA)	820,000	873,661
Series A Class II 4.375% 7/1/32	330,000	332,795

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	800,000	$841,752

		4,871,468

Lease Revenue Bonds – 10.54%
Boise Urban Renewal Agency 5.00% 12/15/31	750,000	916,177
5.00% 12/15/32	750,000	914,535
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	750,000	912,720
4.00% 12/1/39	1,605,000	1,935,823
4.00% 12/1/42	1,300,000	1,549,457
4.00% 12/1/44	250,000	295,455
(Idaho Department of Fish & Game Nampa Regional
Office Project) 5.00% 12/1/41	200,000	251,246
Idaho Housing & Finance Association Economic
Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	1,350,000	1,414,975
Series A 7.00% 2/1/36	1,500,000	1,573,185
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	545,620
Series A 4.50% 9/1/27	505,000	567,564
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	750,000	837,997

		11,714,754

Local General Obligation Bonds – 23.39%
Ada & Boise Counties Independent School District Boise
City 5.00% 8/1/33	1,010,000	1,264,187
5.00% 8/1/34	1,500,000	1,874,565
5.00% 8/1/35	1,160,000	1,449,084
5.00% 8/1/36	500,000	623,095
Ada & Canyon Counties Joint School District No. 2
Meridian 4.50% 7/30/22	1,500,000	1,522,500
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,670,000	2,096,969
Series B 5.00% 9/15/35	1,100,000	1,376,771

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	$1,479,654
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,730,417
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,815,629
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33	1,000,000	1,133,620
Series B 5.00% 9/15/24	1,480,000	1,634,024
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	618,187
Series A 4.00% 9/15/37	1,000,000	1,157,480
Series C 5.00% 9/15/42	500,000	623,240
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,319,036
Series B 5.00% 8/15/26	500,000	629,475
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,247,030
Series B 5.00% 9/15/37	1,000,000	1,242,470
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,150,360

		25,987,793

Pre-Refunded Bonds – 5.28%
Idaho Health Facilities Authority Revenue
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35-20 (AGM)§	750,000	760,357
(Trinity Health Credit Group)
Series D 4.50% 12/1/37-20§	1,385,000	1,423,254
Series ID 5.00% 12/1/32-22§	1,000,000	1,092,520
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22§	1,250,000	1,380,063
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24#§	1,000,000	1,204,700

		5,860,894

Special Tax Revenue Bonds – 15.71%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	576,981
Series A 5.25% 1/1/36	705,000	750,226
Series B-1 5.00% 1/1/42	1,425,000	1,499,627

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	$3,897,935
Ketchum Urban Renewal Agency Tax Increment Revenue 5.50% 10/15/34	1,500,000	1,521,675
Nampa Development Corporation Revenue 5.90% 3/1/30	1,000,000	1,001,310
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	986,711
Series A-1 4.75% 7/1/53	3,635,000	4,115,256
Series A-1 5.00% 7/1/58	1,446,000	1,658,374
Series A-1 6.801% 7/1/51 ^	3,285,000	710,118
Series A-2 4.329% 7/1/40	420,000	466,788
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29
(AGM)	250,000	272,518

		17,457,519

State General Obligation Bonds – 1.48%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	325,000	246,187
Series A 5.375% 7/1/33 ‡	365,000	300,213
Series A 8.00% 7/1/35 ‡	470,000	344,275
Series B 5.75% 7/1/38 ‡	460,000	374,325
Series C 6.00% 7/1/39 ‡	465,000	381,881

		1,646,881

Transportation Revenue Bonds – 2.50%
Boise City Airport Revenue
(Air Terminal Facilities Project) 5.75% 9/1/20 (AGM) (AMT)	500,000	511,685
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,265,587

		2,777,272

Water & Sewer Revenue Bonds – 1.27%
Guam Government Waterworks Authority 5.00% 7/1/40	370,000	442,394
5.00% 1/1/46	835,000	969,627

		1,412,021

Total Municipal Bonds (cost $108,611,965)		116,095,174

Schedules of investments
Delaware Tax-Free Idaho Fund

	Number of shares	Value (US $)
Short-Term Investments – 0.28%
Money Market Mutual Fund – 0.08%
Dreyfus AMT-Free Tax Exempt Cash Management Fund – Institutional Shares (seven-day effective yield 0.92%)	86,924	$86,924

		86,924

	Principal amount°
Variable Rate Demand Note – 0.20%¤
Idaho Health Facilities Authority Revenue (St. Luke’s
Health System Project) Series C 1.16% 3/1/48 (LOC – US Bank N.A.)	225,000	225,000

		225,000

Total Short-Term Investments (cost $311,924)		311,924

Total Value of Securities – 104.75%
(cost $108,923,889)		$116,407,098

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $4,789,275, which represents 4.31% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

GNMA – Government National Mortgage Association collateral

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.80%

Corporate Revenue Bonds – 5.72%
Erie County Tobacco Asset Securitization
(Asset-Backed) Series A 1.53% 6/1/60 ^	25,400,000	$745,744
New York Liberty Development
(Goldman Sachs Headquarters Issue) 5.25% 10/1/35	1,000,000	1,446,010
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,000,000	1,233,410
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	743,470
TSASC Revenue
(Senior) Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,044,333

		5,212,967

Education Revenue Bonds – 21.19%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	250,523
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	565,640
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	543,210
Series A 5.50% 4/1/43	500,000	545,575
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	594,650
(Manhattan College Project) 5.00% 8/1/47	500,000	606,480
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	655,482
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	280,180
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	543,445
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	879,765
Dutchess County Local Development
(The Culinary Institute of America Project) Series A-1 5.00% 7/1/46	300,000	356,589
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	609,805
Monroe County Industrial Development Revenue
(St. John Fisher College Project) Series A 5.50% 6/1/39	300,000	354,438
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	573,850

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	$1,110,810
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	516,610
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	477,640
(Fordham University) 5.00% 7/1/44	650,000	750,191
(Marymount Manhattan College) 5.00% 7/1/24	350,000	355,771
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	1,144,958
(Pratt Institute) Series A 5.00% 7/1/34	500,000	580,140
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,147,920
(University of Rochester Project) Unrefunded Series A 5.125% 7/1/39	20,000	20,062
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	507,505
Series B 4.00% 7/1/40	300,000	355,641
Onondaga County Trust For Cultural Resources
(Syracuse University Project) 4.00% 12/1/49	1,000,000	1,192,850
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,115,390
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	892,845
5.00% 7/1/41	500,000	621,395
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	530,615
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	615,348

		19,295,323

Electric Revenue Bonds – 4.74%
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	572,310
5.00% 9/1/47	500,000	613,825
Series A 5.00% 9/1/44	750,000	864,487
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	533,455
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	51,919

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series AAA 5.25% 7/1/25 ‡	35,000	$28,044
Series CCC 5.25% 7/1/27 ‡	280,000	224,350
Series WW 5.00% 7/1/28 ‡	270,000	215,663
Series XX 4.75% 7/1/26 ‡	40,000	31,750
Series XX 5.25% 7/1/40 ‡	110,000	88,137
Series XX 5.75% 7/1/36 ‡	140,000	112,875
Series ZZ 4.75% 7/1/27 ‡	30,000	23,813
Series ZZ 5.25% 7/1/24 ‡	50,000	40,063
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	750,000	916,088

		4,316,779

Healthcare Revenue Bonds – 14.77%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	297,895
Build NYC Resource
(The Children’s Aid Society Project) 4.00% 7/1/49	1,000,000	1,183,640
Dutchess County Local Development
(Nuvance Health) Series B 4.00% 7/1/49	1,000,000	1,155,820
Guilderland Industrial Development Agency
(Albany Place Development Project) Series A 144A 5.875% 1/1/52 #	500,000	522,360
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	494,497
5.00% 12/1/46	540,000	652,109
(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	609,769
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	833,141
New York City Trust for Cultural Resources
(Carnegie Hall) 5.00% 12/1/39	250,000	334,505
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,165,380
Series A 4.00% 9/1/50	1,000,000	1,159,790
(NYU Langone Hospitals Obligated Group) Series A 4.00% 7/1/53	1,000,000	1,177,820
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York University Hospitals Center) Series A 4.00% 7/1/40	465,000	531,467

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	$607,485
144A 5.00% 12/1/45 #	700,000	801,409
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	413,908
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	829,117
Suffolk County Economic Development Revenue
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	675,227

		13,445,339

Lease Revenue Bonds – 6.85%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	402,059
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A 5.00% 11/15/56	710,000	797,891
New York City Industrial Development Agency
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,618,965
New York City Transitional Finance Authority Revenue
(Building Aid) Fiscal 2020 Series S-1 Subseries S-1B 4.00% 7/15/45	445,000	527,596
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	535,610
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	1,500,000	1,690,095
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	574,355
New York State Dormitory Authority
(State Sales Tax) Series A 4.00% 3/15/48	80,000	92,374

		6,238,945

Local General Obligation Bonds – 1.36%
New York City
Fiscal 2018 Series B-1 4.00% 10/1/41	500,000	583,930
Subordinate Series E-1 5.25% 3/1/35	500,000	651,490

		1,235,420

Pre-Refunded Bonds – 5.15%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31-21 §	525,000	554,820

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Dutchess County Local Development
(Health Quest Systems Project) Series A 5.00% 7/1/44-24 §	1,000,000	$1,177,360
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	644,415
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	535,715
5.50% 10/1/41-21 §	500,000	537,670
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	412,817
5.00% 7/1/42-22 §	750,000	823,410

		4,686,207

Resource Recovery Revenue Bond – 1.78%
Niagara Area Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,619,550

		1,619,550

Special Tax Revenue Bonds – 19.27%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	524,502
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	279,833
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	255,396
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,061,070
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,188,100
(Future Tax Secured)
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	851,843
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	868,140
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,178,970
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	595,885
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	570,000
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,237,520
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	202,843
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,220,650

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(General Purpose) Series C 5.00% 3/15/34	500,000	$521,090
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	575,365
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	479,260
Series A-1 4.75% 7/1/53	1,475,000	1,669,877
Series A-1 5.00% 7/1/58	2,745,000	3,148,158
Series A-2 4.536% 7/1/53	1,000,000	1,116,390

		17,544,892

State General Obligation Bonds – 1.47%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	465,000	340,613
(Public Improvement)
Series A 5.00% 7/1/41 ‡	265,000	200,737
Series A 5.375% 7/1/33 ‡	260,000	213,850
Series B 5.75% 7/1/38 ‡	375,000	305,156
Series C 6.00% 7/1/39 ‡	340,000	279,225

		1,339,581

Transportation Revenue Bonds – 11.62%
Buffalo & Fort Erie Public Bridge Authority 5.00% 1/1/47	435,000	522,596
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	554,780
(Green Bond) Series B 4.00% 11/15/50	1,000,000	1,160,760
New York State Thruway Authority General Revenue
Series L 5.00% 1/1/35	100,000	127,700
(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,202,030
Onondaga Civic Development Revenue
(Le Moyne College Project) Series B 4.00% 7/1/39	325,000	386,272
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series)
4.00% 11/1/49	2,420,000	2,895,820
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,193,940
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	726,579
Series 8 6.50% 12/1/28	550,000	574,447

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	$1,238,080

		10,583,004

Water & Sewer Revenue Bonds – 5.88%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,234,840
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,183,880
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,213,200
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Fiscal 2011 Series B 5.00% 6/15/30	500,000	526,690
Series B 4.00% 6/15/49	1,000,000	1,191,400

		5,350,010

Total Municipal Bonds (cost $84,018,908)		90,868,017

Short-Term Investment – 0.11%

Variable Rate Demand Note – 0.11%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue Fiscal 2008 Series BB-5
1.18% 6/15/33 (SPA - Bank of America N.A.)	100,000	100,000

Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 99.91% (cost $84,118,908)		$90,968,017

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $7,233,529, which represents 7.94% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 29, 2020.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	February 29, 2020 (Unaudited)

	Principal amount°	Value (US $)

Municipal Bonds – 99.42%

Corporate Revenue Bonds – 7.92%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	1,250,000	$1,385,625
5.125% 5/1/30	3,250,000	3,917,583
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,181,312
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	5,799,631
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,326,800
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(CarbonLite P, LLC Project) 144A 5.25% 6/1/26 (AMT)#	1,750,000	1,835,943
144A 5.75% 6/1/36 (AMT)#	2,375,000	2,594,307
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,857,700

		36,898,901

Education Revenue Bonds – 12.81%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,082,760
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,604,835
(Robert Morris University) 5.00% 10/15/47	1,500,000	1,707,495
Series A 5.50% 10/15/30	1,275,000	1,304,835
Series A 5.75% 10/15/40	2,200,000	2,250,490
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,729,562
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,897,300
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,344,347
Series A 5.00% 12/15/51	770,000	889,897
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,121,050
5.00% 10/1/39	1,250,000	1,391,750
5.00% 10/1/44	1,000,000	1,107,080

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Chester County Industrial Development Authority Student
Housing Revenue
(University Student Housing Project at West Chester University)
Series A 5.00% 8/1/30	1,100,000	$1,227,776
Series A 5.00% 8/1/45	1,250,000	1,373,700
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,307,660
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	987,026
5.00% 7/1/45	2,500,000	2,740,775
5.00% 7/1/46	1,425,000	1,595,743
5.00% 7/1/47	1,000,000	1,140,880
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University) 5.75% 4/1/40	2,000,000	2,288,500
Northeastern Pennsylvania Hospital & Education Authority
Revenue
(King’s College Project) 5.00% 5/1/44	1,000,000	1,224,680
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,223,110
(University Properties Student Housing - East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	504,775
Pennsylvania State University
Series A 4.00% 9/1/50	1,500,000	1,791,615
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,914,100
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	565,000	586,018
Series A 5.75% 6/15/42	2,500,000	2,636,900
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,515,690
Series A 5.625% 6/15/42	3,000,000	3,029,940
(Philadelphia Performing Arts Charter School Project) 144A 6.75% 6/15/43 #	2,550,000	2,576,341
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,137,677
Series A-1 7.00% 6/15/43	1,535,000	1,707,734
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,339,398

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
State Public School Building Authority
(Montgomery County Community College) 5.00% 5/1/28	2,000,000	$2,389,820

		59,671,259

Electric Revenue Bonds – 0.94%
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	400,000	319,500
Series AAA 5.25% 7/1/25 ‡	225,000	180,281
Series CCC 5.25% 7/1/27 ‡	1,550,000	1,241,937
Series WW 5.00% 7/1/28 ‡	1,385,000	1,106,269
Series XX 4.75% 7/1/26 ‡	185,000	146,844
Series XX 5.25% 7/1/40 ‡	610,000	488,763
Series XX 5.75% 7/1/36 ‡	655,000	528,094
Series ZZ 4.75% 7/1/27 ‡	145,000	115,094
Series ZZ 5.25% 7/1/24 ‡	315,000	252,394

		4,379,176

Healthcare Revenue Bonds – 40.31%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,530,239
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	2,086,000
Series A 4.00% 7/15/37	1,500,000	1,782,750
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	479,196
5.00% 5/15/43	500,000	571,945
5.00% 5/15/48	1,000,000	1,137,360
Series A 5.00% 5/15/37	1,365,000	1,617,634
Series A 5.00% 5/15/42	500,000	586,005
Series A 5.00% 5/15/47	600,000	697,302
Series C 5.00% 5/15/42	1,000,000	1,131,900
Series C 5.00% 5/15/47	1,000,000	1,127,280
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,784,200
5.00% 11/1/50	5,105,000	6,075,409
Bucks County Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,714,424
4.00% 8/15/50	1,400,000	1,571,640

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	$1,876,095
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,561,910
Chester County Health & Education Facilities Authority
Revenue
(Main Line Health System) Series A 4.00% 9/1/50	3,500,000	4,156,250
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	871,425
Series A 5.25% 12/1/45	1,360,000	1,526,410
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	2,000,000	2,259,420
(Penn State Health) 4.00% 11/1/49	10,000,000	11,431,400
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,243,520
Franklin County Industrial Development Authority Revenue
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	2,099,006
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	6,030,900
Series A-1 5.125% 6/1/41	4,000,000	4,185,160
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/38	1,000,000	1,285,980
Series A 5.00% 6/1/39	5,000,000	6,415,300
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A 6.00% 6/1/39	1,625,000	1,791,449
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	275,813
5.25% 7/1/41	1,000,000	1,144,860
5.50% 7/1/45	1,000,000	1,110,240
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	2,202,760
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,206,130
5.00% 11/1/36	510,000	613,933
5.00% 11/1/37	250,000	299,725
(St. Anne’s Retirement Community Project) 5.00% 4/1/27	1,425,000	1,511,255

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Lancaster County Hospital Authority Revenue
(St. Anne’s Retirement Community Project) 5.00% 4/1/33	1,830,000	$1,926,606
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,029,420
5.25% 7/1/42	1,500,000	1,544,895
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,769,950
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,047,657
5.00% 7/1/41	1,000,000	1,187,450
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,197,390
Montgomery County Higher Education & Health Authority
Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,840,350
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,350,863
5.00% 11/15/28	1,600,000	1,726,720
5.00% 11/15/29	680,000	733,740
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A 5.25% 1/15/45	2,500,000	2,865,500
(Waverly Heights Project)
5.00% 12/1/44	500,000	597,945
5.00% 12/1/49	1,250,000	1,489,887
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,000,000	4,268,000
Series A 5.375% 1/1/51	1,500,000	1,624,770
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,420,120
Northampton County Industrial Development Authority
(Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	1,350,174

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	$740,933
Series A 144A 6.75% 12/1/53 #	5,400,000	5,612,274
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 7/1/43	1,265,000	1,397,268
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	8,190,840
Series A 5.25% 9/1/50	2,500,000	2,944,300
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	11,990,000	14,078,538
5.00% 8/15/49	10,615,000	13,458,971
Series A 4.00% 8/15/42	4,000,000	4,613,400
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project) 5.00% 7/1/34	5,000,000	6,253,650
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,989,775
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,854,875
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A 5.00% 8/15/40	4,000,000	4,640,960

		187,739,446

Housing Revenue Bond – 0.44%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A 5.625% 7/1/35 (HUD)	2,030,000	2,033,370

		2,033,370

Lease Revenue Bonds – 0.98%
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,524,963
5.00% 4/1/38	1,000,000	1,216,460
5.00% 4/1/39	1,500,000	1,821,420

		4,562,843

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds – 8.39%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	$1,109,740
Series C-70 5.00% 12/1/33	2,205,000	2,447,307
Series C-77 5.00% 11/1/43	4,535,000	5,728,793
Chester County
4.00% 7/15/32	2,000,000	2,450,180
5.00% 7/15/30	3,000,000	3,988,290
City of Philadelphia
5.00% 8/1/41	1,260,000	1,550,354
Series A 5.00% 8/1/37	1,750,000	2,171,750
Series A 5.25% 7/15/29	2,500,000	2,893,725
Series B 5.00% 2/1/39	1,000,000	1,294,850
City of Pittsburgh
4.00% 9/1/35	750,000	867,570
4.00% 9/1/36	500,000	577,305
Series B 5.00% 9/1/26	3,000,000	3,298,080
North Allegheny School District
4.00% 5/1/37	1,065,000	1,266,658
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,413,700
Series F 5.00% 9/1/37	1,500,000	1,806,240
Series F 5.00% 9/1/38	2,000,000	2,403,020
Tredyffrin Easttown School District
5.00% 2/15/38	2,250,000	2,804,513

		39,072,075

Pre-Refunded/Escrowed to Maturity Bonds – 5.34%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	822,953
7.00% 11/1/40-21§	1,000,000	1,100,680
Central Bradford Progress Authority (Guthrie Health Issue) 5.375% 12/1/41-21§	1,000,000	1,077,810
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,262,340
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,234,617
Series A 5.00% 1/1/41-22§	1,500,000	1,610,370

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	$2,567,162
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,909,041
Series A 5.00% 7/1/41-22§	1,500,000	1,645,725
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,269,160
(Shippensburg University - Student Housing Project) 6.25% 10/1/43-21§	2,000,000	2,169,540
(University of the Arts) 5.20% 3/15/25 (AGC)	4,490,000	5,049,948
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project) 6.625% 12/15/41-22§	1,000,000	1,155,200

		24,874,546

Special Tax Revenue Bonds – 8.93%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,668,525
(City Center Project) 144A 5.375% 5/1/42 #	1,800,000	2,135,808
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,000,000	3,512,460
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	612,416
144A 5.125% 3/1/48 #	1,000,000	1,092,770
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,900,000	2,151,123
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,448,612
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	8,475,000	9,594,717
Series A-1 5.00% 7/1/58	8,335,000	9,559,161
Series A-2 4.329% 7/1/40	2,800,000	3,111,920
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,500,000	1,672,395

		41,559,907

State General Obligation Bonds – 2.32%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,195,474

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	1,340,000	$1,015,050
Series A 5.375% 7/1/33 ‡	1,480,000	1,217,300
Series A 8.00% 7/1/35 ‡	1,640,000	1,201,300
Series B 5.75% 7/1/38 ‡	2,000,000	1,627,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,543,950

		10,800,574

Transportation Revenue Bonds – 7.93%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	6,150,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,823,820
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,412,650
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,819,803
Series A 5.00% 12/1/49	2,000,000	2,553,560
Series C 5.00% 12/1/44	5,000,000	5,812,700
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,580,663
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,611,910
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	958,280
5.00% 1/1/38 (AMT)	1,000,000	1,189,540

		36,912,926

Water & Sewer Revenue Bonds – 3.11%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,868,005
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	919,370
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,176,360
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,853,600
Series A 5.25% 10/1/52	1,000,000	1,237,740
Pittsburgh Water & Sewer Authority
(Subordinate Revenue Refunding Bonds)
Series B 4.00% 9/1/34 (AGM)	1,000,000	1,194,780
Series B 4.00% 9/1/35 (AGM)	300,000	357,642
Series B 5.00% 9/1/32 (AGM)	1,500,000	2,096,640

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
Pittsburgh Water & Sewer Authority
(Subordinate Revenue Refunding Bonds)
Series B 5.00% 9/1/33 (AGM)	1,250,000	$1,777,525

		14,481,662

Total Municipal Bonds (cost $423,991,032)		462,986,685

Total Value of Securities – 99.42%
(cost $423,991,032)		$462,986,685

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2020, the aggregate value of Rule 144A securities was $20,713,252, which represents 4.45% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

HUD – Housing and Urban Development Section 8

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 29, 2020 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$82,740,113	$102,023,451	$232,581,466
Cash	632,409	525,623	—
Interest receivable	664,426	1,090,342	2,317,230
Receivable for fund shares sold	114,075	287,014	195,823

Total assets	84,151,023	103,926,430	235,094,519

Liabilities:
Cash due to custodian	—	—	179,357
Payable for securities purchased	708,348	—	—
Distribution payable	35,706	52,035	105,909
Payable for fund shares redeemed	—	520,225	—
Audit and tax fees payable	22,950	22,950	22,950
Investment management fees payable to affiliates	21,852	29,199	80,556
Distribution fees payable to affiliates	14,581	17,073	41,606
Accounting and administration expenses payable to non-affiliates	11,997	12,628	16,478
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	9,917	13,644	30,682
Reports and statements to shareholders expenses payable to non-affiliates	5,383	4,414	9,807
Other accrued expenses	1,427	3,501	8,097
Dividend disbursing and transfer agent fees and expenses payable to affiliates	557	701	1,587
Accounting and administration expenses payable to affiliates	531	586	926
Trustees’ fees and expenses payable	253	320	720
Legal fees payable to affiliates	117	148	334
Reports and statements to shareholders expenses payable to affiliates	49	62	140

Total liabilities	833,668	677,486	499,149

Total Net Assets	$83,317,355	$103,248,944	$234,595,370

Net Assets Consist of:
Paid-in capital	$76,701,950	$ 93,622,068	$218,265,575
Total distributable earnings (loss)	6,615,405	9,626,876	16,329,795

Total Net Assets	$83,317,355	$103,248,944	$234,595,370

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$63,587,731	$43,416,195	$172,876,680
Shares of beneficial interest outstanding, unlimited authorization, no par	5,336,301	3,428,949	14,798,470
Net asset value per share	$ 11.92	$ 12.66	$ 11.68
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 12.48	$ 13.26	$ 12.23

Class C:
Net assets	$ 2,879,436	$10,891,028	$ 9,947,005
Shares of beneficial interest outstanding, unlimited authorization, no par	241,025	858,670	849,267
Net asset value per share	$ 11.95	$ 12.68	$ 11.71

Institutional Class:
Net assets	$16,850,188	$48,941,721	$ 51,771,685
Shares of beneficial interest outstanding, unlimited authorization, no par	1,413,952	3,865,372	4,431,961
Net asset value per share	$ 11.92	$ 12.66	$ 11.68

[1] Investments, at cost	$ 76,478,021	$ 92,697,409	$ 214,485,004

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value[1]	$116,407,098	$90,968,017	$462,986,685
Cash	—	28,866	735,105
Interest receivable	1,343,426	831,832	5,123,083
Receivable for fund shares sold	35,139	215,543	486,791

Total assets	117,785,663	92,044,258	469,331,664

Liabilities:
Cash due to custodian	65,617	—	—
Payable for securities purchased	6,353,282	740,635	1,741,110
Payable for fund shares redeemed	71,500	108,858	1,248,617
Distribution payable	49,168	40,566	216,959
Investment management fees payable to affiliates	35,385	21,373	168,759
Audit and tax fees payable	22,950	22,950	22,950
Distribution fees payable to affiliates	20,687	16,702	92,276
Dividend disbursing and transfer agent fees and expenses payable to non-affiliates	14,727	14,269	68,322
Accounting and administration expenses payable to non-affiliates	12,858	12,253	23,304
Reports and statements to shareholders expenses payable to non-affiliates	5,195	4,593	16,761
Other accrued expenses	2,897	8,715	17,609
Dividend disbursing and transfer agent fees and expenses payable to affiliates	755	616	3,148
Accounting and administration expenses payable to affiliates	607	554	1,527
Trustees’ fees and expenses payable	343	279	1,427
Legal fees payable to affiliates	159	130	662
Reports and statements to shareholders expenses payable to affiliates	67	54	277

Total liabilities	6,656,197	992,547	3,623,708

Total Net Assets	$111,129,466	$91,051,711	$465,707,956

Net Assets Consist of:
Paid-in capital	$107,722,632	$83,744,988	$424,467,688
Total distributable earnings (loss)	3,406,834	7,306,723	41,240,268

Total Net Assets	$111,129,466	$91,051,711	$465,707,956

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$58,489,437	$36,956,890	$388,860,721
Shares of beneficial interest outstanding, unlimited authorization, no par	4,941,039	3,060,255	46,638,925
Net asset value per share	$ 11.84	$ 12.08	$ 8.34
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$ 12.40	$ 12.65	$ 8.73

Class C:
Net assets	$11,713,947	$12,184,507	$ 23,191,512
Shares of beneficial interest outstanding, unlimited authorization, no par	990,317	1,011,522	2,780,838
Net asset value per share	$ 11.83	$ 12.05	$ 8.34

Institutional Class:
Net assets	$40,926,082	$41,910,314	$ 53,655,723
Shares of beneficial interest outstanding, unlimited authorization, no par	3,456,635	3,471,977	6,439,753
Net asset value per share	$ 11.84	$ 12.07	$ 8.33

[1] Investments, at cost	$ 108,923,889	$ 84,118,908	$ 423,991,032

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 29, 2020 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,458,612	$1,933,209	$4,166,972
Dividends	—	—	5,636

	1,458,612	1,933,209	4,172,608

Expenses:
Management fees	197,464	272,942	610,633
Distribution expenses — Class A	76,533	52,805	207,806
Distribution expenses — Class C	14,234	53,694	49,347
Accounting and administration expenses	25,769	27,390	37,214
Audit and tax fees	22,950	22,950	22,950
Dividend disbursing and transfer agent fees and expenses	22,314	26,106	65,123
Registration fees	9,725	6,902	7,475
Reports and statements to shareholders expenses	7,096	7,049	12,066
Legal fees	5,719	6,626	12,345
Trustees’ fees and expenses	1,902	2,391	5,330
Custodian fees	1,261	1,578	3,236
Other	8,925	9,903	14,253

	393,892	490,336	1,047,778
Less expenses waived	(69,418)	(99,721)	(135,280)
Less expenses paid indirectly	(708)	(1,196)	(413)

Total operating expenses	323,766	389,419	912,085

Net Investment Income	1,134,846	1,543,790	3,260,523

Net Realized and Unrealized Gain:
Net realized gain	528,905	514,239	1,071,531
Net change in unrealized appreciation (depreciation) of investments	1,135,818	1,799,805	3,026,607

Net Realized and Unrealized Gain	1,664,723	2,314,044	4,098,138

Net Increase in Net Assets Resulting from Operations	$2,799,569	$3,857,834	$7,358,661

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund

Investment Income:
Interest	$1,987,235	$1,614,157	$ 8,643,834
Dividends	5,846	—	—

	1,993,081	1,614,157	8,643,834

Expenses:
Management fees	291,377	240,298	1,223,934
Distribution expenses — Class A	70,389	45,069	454,217
Distribution expenses — Class C	59,734	61,328	112,563
Dividend disbursing and transfer agent fees and expenses	32,897	27,537	128,646
Accounting and administration expenses	27,924	26,443	55,074
Audit and tax fees	22,950	22,950	22,950
Legal fees	6,927	6,135	23,532
Reports and statements to shareholders expenses	6,636	6,830	20,786
Registration fees	6,197	11,045	12,225
Trustees’ fees and expenses	2,536	2,104	10,731
Custodian fees	1,512	1,667	6,280
Other	8,425	11,147	20,815

	537,504	462,553	2,091,753
Less expenses waived	(83,819)	(115,076)	(209,771)
Less expenses paid indirectly	(454)	(746)	(2,050)

Total operating expenses	453,231	346,731	1,879,932

Net Investment Income	1,539,850	1,267,426	6,763,902

Net Realized and Unrealized Gain:
Net realized gain	391,436	863,710	4,028,491
Net change in unrealized appreciation (depreciation) of investments	1,426,811	1,234,064	5,041,244

Net Realized and Unrealized Gain	1,818,247	2,097,774	9,069,735

Net Increase in Net Assets Resulting from Operations	$3,358,097	$3,365,200	$15,833,637

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$1,134,846	$2,491,421
Net realized gain	528,905	393,695
Net change in unrealized appreciation (depreciation)	1,135,818	2,638,928

Net increase in net assets resulting from operations	2,799,569	5,524,044

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(992,538)	(1,967,135)
Class C	(35,431)	(76,738)
Institutional Class	(260,183)	(409,955)

	(1,288,152)	(2,453,828)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,118,242	2,955,388
Class C	129,434	480,567
Institutional Class	2,629,612	6,622,321

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	801,980	1,574,396
Class C	33,279	72,176
Institutional Class	248,391	386,192

	5,960,938	12,091,040

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,514,049)	$(8,235,796)
Class C	(432,201)	(701,906)
Institutional Class	(477,856)	(3,500,751)

	(3,424,106)	(12,438,453)

Increase (decrease) in net assets derived from capital share transactions	2,536,832	(347,413)

Net Increase in Net Assets	4,048,249	2,722,803

Net Assets:
Beginning of period	79,269,106	76,546,303

End of period	$83,317,355	$79,269,106

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$1,543,790	$3,217,006
Net realized gain	514,239	685,110
Net change in unrealized appreciation (depreciation)	1,799,805	3,465,712

Net increase in net assets resulting from operations	3,857,834	7,367,828

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,031,585)	(1,658,408)
Class C	(222,128)	(324,849)
Institutional Class	(1,198,418)	(1,388,704)

	(2,452,131)	(3,371,961)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,374,613	2,965,405
Class C	597,631	1,612,305
Institutional Class	10,161,006	24,977,510

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	936,308	1,478,640
Class C	183,722	268,745
Institutional Class	872,141	941,368

	15,125,421	32,243,973

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,694,741)	$(17,173,906)
Class C	(1,574,662)	(3,810,193)
Institutional Class	(7,412,366)	(15,995,310)

	(11,681,769)	(36,979,409)

Increase (decrease) in net assets derived from capital share transactions	3,443,652	(4,735,436)

Net Increase (Decrease) in Net Assets Net Assets:	4,849,355	(739,569)
Net Assets:
Beginning of period	98,399,589	99,139,158

End of period	$103,248,944	$98,399,589

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$3,260,523	$6,761,506
Net realized gain	1,071,531	680,050
Net change in unrealized appreciation (depreciation)	3,026,607	7,595,228

Net increase in net assets resulting from operations	7,358,661	15,036,784

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,423,659)	(5,362,602)
Class C	(106,821)	(259,844)
Institutional Class	(724,488)	(1,136,337)

	(3,254,968)	(6,758,783)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,725,521	10,480,175
Class C	553,398	1,296,364
Institutional Class	11,716,076	21,425,538
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,183,746	4,775,340
Class C	104,612	246,683
Institutional Class	676,207	1,026,471

	23,959,560	39,250,571

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,157,697)	$(18,606,927)
Class C	(1,239,890)	(2,489,442)
Institutional Class	(3,887,177)	(9,058,719)

	(13,284,764)	(30,155,088)

Increase in net assets derived from capital share transactions	10,674,796	9,095,483

Net Increase in Net Assets	14,778,489	17,373,484

Net Assets:
Beginning of period	219,816,881	202,443,397

End of period	$234,595,370	$219,816,881

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$1,539,850	$3,022,948
Net realized gain	391,436	124,264
Net change in unrealized appreciation (depreciation)	1,426,811	3,691,615

Net increase in net assets resulting from operations	3,358,097	6,838,827

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(822,828)	(1,747,356)
Class C	(129,853)	(348,293)
Institutional Class	(596,830)	(919,443)

	(1,549,511)	(3,015,092)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,459,617	5,186,079
Class C	684,792	981,176
Institutional Class	6,407,374	21,084,240

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	774,450	1,618,585
Class C	125,033	337,431
Institutional Class	534,923	786,152

	13,986,189	29,993,663

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,164,790)	$(12,821,129)
Class C	(2,147,081)	(6,549,156)
Institutional Class	(1,865,529)	(9,266,863)

	(8,177,400)	(28,637,148)

Increase in net assets derived from capital share transactions	5,808,789	1,356,515

Net Increase in Net Assets	7,617,375	5,180,250

Net Assets:
Beginning of period	103,512,091	98,331,841

End of period	$111,129,466	$103,512,091

See	accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$1,267,426	$2,622,309
Net realized gain	863,710	585,562
Net change in unrealized appreciation (depreciation)	1,234,064	3,228,074

Net increase in net assets resulting from operations	3,365,200	6,435,945

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(705,124)	(1,100,376)
Class C	(192,732)	(331,625)
Institutional Class	(807,701)	(1,194,609)

	(1,705,557)	(2,626,610)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,818,679	6,693,985
Class C	359,535	1,503,175
Institutional Class	5,379,080	16,439,856

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	644,576	1,011,485
Class C	133,429	232,362
Institutional Class	741,175	1,065,959

	9,076,474	26,946,822

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,243,392)	$(11,304,145)
Class C	(1,974,050)	(3,817,643)
Institutional Class	(4,347,202)	(12,814,924)

	(8,564,644)	(27,936,712)

Increase (decrease) in net assets derived from capital share transactions	511,830	(989,890)

Net Increase in Net Assets	2,171,473	2,819,445

Net Assets:
Beginning of period	88,880,238	86,060,793

End of period	$91,051,711	$88,880,238

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Increase in Net Assets from Operations:
Net investment income	$6,763,902	$15,062,570
Net realized gain	4,028,491	2,465,773
Net change in unrealized appreciation (depreciation)	5,041,244	14,954,570

Net increase in net assets resulting from operations	15,833,637	32,482,913

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,154,756)	(12,803,560)
Class C	(463,836)	(683,223)
Institutional Class	(1,264,512)	(1,575,787)

	(10,883,104)	(15,062,570)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,892,739	30,339,814
Class C	2,230,113	2,951,101
Institutional Class	7,467,129	19,813,229

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,238,904	11,094,776
Class C	446,601	645,844
Institutional Class	1,097,851	1,355,377

	42,373,337	66,200,141

	Six months
	ended
	2/29/20	Year ended
	(Unaudited)	8/31/19
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,348,100)	$(57,138,828)
Class C	(4,761,724)	(5,875,403)
Institutional Class	(2,777,029)	(17,175,868)

	(30,886,853)	(80,190,099)

Increase (decrease) in net assets derived from capital share transactions	11,486,484	(13,989,958)

Net Increase in Net Assets	16,437,017	3,430,385

Net Assets:
Beginning of period	449,270,939	445,840,554

End of period	$465,707,956	$449,270,939

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.70	$11.24	$11.48	$11.83	$11.44	$11.45

0.16	0.37	0.36	0.37	0.38	0.38
0.25	0.46	(0.24)	(0.35)	0.39	(0.01)

0.41	0.83	0.12	0.02	0.77	0.37

(0.19)	(0.37)	(0.36)	(0.37)	(0.38)	(0.38)

(0.19)	(0.37)	(0.36)	(0.37)	(0.38)	(0.38)

$11.92	$11.70	$11.24	$11.48	$11.83	$11.44

3.53%	7.51%	1.11%	0.24%	6.79%	3.24%

$63,588	$62,033	$63,327	$66,839	$74,556	$77,085
0.84%	0.84%	0.84%	0.84%	0.84%	0.85%
1.02%	1.02%	1.00%	0.97%	0.96%	0.97%
2.86%	3.29%	3.23%	3.25%	3.23%	3.28%
2.68%	3.11%	3.07%	3.12%	3.11%	3.16%
18%	31%	6%	9%	14%	12%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.73	$11.27	$11.51	$11.87	$11.47	$11.48

0.12	0.28	0.28	0.29	0.29	0.29
0.24	0.46	(0.24)	(0.37)	0.40	(0.01)

0.36	0.74	0.04	(0.08)	0.69	0.28

(0.14)	(0.28)	(0.28)	(0.28)	(0.29)	(0.29)

(0.14)	(0.28)	(0.28)	(0.28)	(0.29)	(0.29)

$11.95	$11.73	$11.27	$11.51	$11.87	$11.47

3.15%	6.70%	0.36%	(0.59% )	6.07%	2.47%

$2,879	$3,100	$3,122	$5,215	$6,816	$6,747
1.59%	1.59%	1.59%	1.59%	1.59%	1.60%
1.77%	1.77%	1.75%	1.72%	1.71%	1.72%
2.11%	2.54%	2.48%	2.50%	2.48%	2.54%
1.93%	2.36%	2.32%	2.37%	2.36%	2.42%
18%	31%	6%	9%	14%	12%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.70	$11.24	$11.48	$11.84	$11.44	$11.45

0.18	0.39	0.39	0.40	0.41	0.41
0.24	0.46	(0.24)	(0.36)	0.39	(0.01)

0.42	0.85	0.15	0.04	0.80	0.40

(0.20)	(0.39)	(0.39)	(0.40)	(0.40)	(0.41)

(0.20)	(0.39)	(0.39)	(0.40)	(0.40)	(0.41)

$11.92	$11.70	$11.24	$11.48	$11.84	$11.44

3.66%	7.78%	1.36%	0.40%	7.14%	3.49%

$16,850	$14,136	$10,097	$7,080	$3,645	$744
0.59%	0.59%	0.59%	0.59%	0.59%	0.60%
0.77%	0.77%	0.75%	0.72%	0.71%	0.72%
3.11%	3.54%	3.48%	3.50%	3.48%	3.54%
2.93%	3.36%	3.32%	3.37%	3.36%	3.42%
18%	31%	6%	9%	14%	12%

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.49	$11.98	$12.26	$12.60	$12.11	$12.08

0.19	0.40	0.40	0.41	0.43	0.42
0.28	0.53	(0.28)	(0.34)	0.48	0.03

0.47	0.93	0.12	0.07	0.91	0.45

(0.19)	(0.40)	(0.40)	(0.41)	(0.42)	(0.42)
(0.11)	(0.02)	—	—	—	—

(0.30)	(0.42)	(0.40)	(0.41)	(0.42)	(0.42)

$12.66	$12.49	$11.98	$12.26	$12.60	$12.11

3.87%	7.99%	1.00%	0.63%	7.67%	3.73%

$43,416	$42,203	$53,171	$54,076	$63,284	$60,550
0.82%	0.82%	0.82%	0.82%	0.82%	0.83%

1.02%	1.03%	1.02%	1.01%	1.01%	1.01%
3.08%	3.36%	3.30%	3.36%	3.43%	3.42%

2.88%	3.15%	3.10%	3.17%	3.24%	3.24%
27%	32%	16%	27%	18%	24%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.52	$12.00	$12.28	$12.62	$12.13	$12.10

0.14	0.32	0.31	0.32	0.33	0.33
0.27	0.54	(0.28)	(0.34)	0.49	0.02

0.41	0.86	0.03	(0.02)	0.82	0.35

(0.14)	(0.32)	(0.31)	(0.32)	(0.33)	(0.32)
(0.11)	(0.02)	—	—	—	—

(0.25)	(0.34)	(0.31)	(0.32)	(0.33)	(0.32)

$12.68	$12.52	$12.00	$12.28	$12.62	$12.13

3.39%	7.26%	0.25%	(0.12% )	6.86%	2.95%

$10,891	$11,551	$13,015	$16,473	$18,827	$15,853
1.57%	1.57%	1.57%	1.57%	1.57%	1.58%
1.77%	1.78%	1.77%	1.76%	1.76%	1.76%
2.33%	2.61%	2.55%	2.61%	2.68%	2.67%
2.13%	2.40%	2.35%	2.42%	2.49%	2.49%
27%	32%	16%	27%	18%	24%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$12.49	$11.98	$12.26	$12.60	$12.11	$12.08

0.20	0.43	0.43	0.44	0.46	0.45
0.28	0.53	(0.28)	(0.34)	0.49	0.03

0.48	0.96	0.15	0.10	0.95	0.48

(0.20)	(0.43)	(0.43)	(0.44)	(0.46)	(0.45)
(0.11)	(0.02)	—	—	—	—

(0.31)	(0.45)	(0.43)	(0.44)	(0.46)	(0.45)

$12.66	$12.49	$11.98	$12.26	$12.60	$12.11

3.99%	8.25%	1.26%	0.89%	7.94%	3.98%

$48,942	$44,646	$32,953	$28,209	$17,410	$10,308
0.57%	0.57%	0.57%	0.57%	0.57%	0.58%
0.77%	0.78%	0.77%	0.76%	0.76%	0.76%
3.33%	3.61%	3.55%	3.61%	3.68%	3.67%
3.13%	3.40%	3.35%	3.42%	3.49%	3.49%
27%	32%	16%	27%	18%	24%

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]			Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.48	$11.04	$11.28	$11.65	$11.24	$11.32

0.16	0.37	0.37	0.39	0.40	0.40
0.20	0.44	(0.24)	(0.37)	0.41	(0.08)

0.36	0.81	0.13	0.02	0.81	0.32

(0.16)	(0.37)	(0.37)	(0.39)	(0.40)	(0.40)

(0.16)	(0.37)	(0.37)	(0.39)	(0.40)	(0.40)

$11.68	$11.48	$11.04	$11.28	$11.65	$11.24

3.22%	7.48%	1.22%	0.26%	7.33%	2.87%

$172,876	$167,136	$164,087	$165,554	$182,764	$174,078
0.84%	0.84%	0.84%	0.84%	0.84%	0.85%
0.96%	0.97%	0.97%	0.96%	0.96%	0.97%
2.92%	3.31%	3.36%	3.48%	3.50%	3.54%
2.80%	3.18%	3.23%	3.36%	3.38%	3.42%
12%	16%	6%	17%	6%	10%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.51	$11.07	$11.31	$11.68	$11.27	$11.35

0.12	0.29	0.29	0.31	0.32	0.32
0.20	0.44	(0.24)	(0.37)	0.41	(0.08)

0.32	0.73	0.05	(0.06)	0.73	0.24

(0.12)	(0.29)	(0.29)	(0.31)	(0.32)	(0.32)

(0.12)	(0.29)	(0.29)	(0.31)	(0.32)	(0.32)

$11.71	$11.51	$11.07	$11.31	$11.68	$11.27

2.84%	6.67%	0.47%	(0.48% )	6.52%	2.10%

$9,947	$10,364	$10,923	$15,975	$16,461	$12,192
1.59%	1.59%	1.59%	1.59%	1.59%	1.60%
1.71%	1.72%	1.72%	1.71%	1.71%	1.72%
2.17%	2.56%	2.61%	2.73%	2.75%	2.79%
2.05%	2.43%	2.48%	2.61%	2.63%	2.67%
12%	16%	6%	17%	6%	10%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.48	$11.04	$11.28	$11.65	$11.24	$11.32

0.18	0.40	0.40	0.42	0.43	0.43
0.20	0.44	(0.24)	(0.37)	0.41	(0.08)

0.38	0.84	0.16	0.05	0.84	0.35

(0.18)	(0.40)	(0.40)	(0.42)	(0.43)	(0.43)

(0.18)	(0.40)	(0.40)	(0.42)	(0.43)	(0.43)

$11.68	$11.48	$11.04	$11.28	$11.65	$11.24

3.35%	7.74%	1.47%	0.51%	7.60%	3.13%

$51,772	$42,317	$27,433	$19,788	$12,211	$5,102
0.59%	0.59%	0.59%	0.59%	0.59%	0.60%
0.71%	0.72%	0.72%	0.71%	0.71%	0.72%
3.17%	3.56%	3.61%	3.73%	3.75%	3.79%
3.05%	3.43%	3.48%	3.61%	3.63%	3.67%
12%	16%	6%	17%	6%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.65	$11.21	$11.49	$11.79	$11.51	$11.56

0.17	0.35	0.34	0.35	0.36	0.37
0.19	0.44	(0.28)	(0.30)	0.28	(0.06)

0.36	0.79	0.06	0.05	0.64	0.31

(0.17)	(0.35)	(0.34)	(0.35)	(0.36)	(0.36)

(0.17)	(0.35)	(0.34)	(0.35)	(0.36)	(0.36)

$11.84	$11.65	$11.21	$11.49	$11.79	$11.51

3.12%	7.19%	0.56%	0.47%	5.66%	2.76%

$58,489	$55,480	$59,425	$67,907	$70,306	$75,163
0.86%	0.86%	0.86%	0.86%	0.86%	0.88%
1.02%	1.03%	1.01%	1.00%	0.99%	1.00%
2.90%	3.11%	3.04%	3.03%	3.11%	3.17%
2.74%	2.94%	2.89%	2.89%	2.98%	3.05%
8%	14%	11%	10%	11%	7%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.64	$11.20	$11.48	$11.78	$11.50	$11.55

0.12	0.27	0.26	0.26	0.27	0.28
0.19	0.44	(0.28)	(0.30)	0.28	(0.05)

0.31	0.71	(0.02)	(0.04)	0.55	0.23

(0.12)	(0.27)	(0.26)	(0.26)	(0.27)	(0.28)

(0.12)	(0.27)	(0.26)	(0.26)	(0.27)	(0.28)

$11.83	$11.64	$11.20	$11.48	$11.78	$11.50

2.74%	6.40%	(0.19% )	(0.29% )	4.88%	1.99%

$11,714	$12,875	$17,597	$29,375	$30,834	$28,557
1.61%	1.61%	1.61%	1.61%	1.61%	1.63%
1.77%	1.78%	1.76%	1.75%	1.74%	1.75%
2.15%	2.36%	2.29%	2.28%	2.36%	2.42%
1.99%	2.19%	2.14%	2.14%	2.23%	2.30%
8%	14%	11%	10%	11%	7%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.

2	The average shares outstanding have been applied for per share information.

3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.65	$11.21	$11.49	$11.79	$11.51	$11.57

0.18	0.38	0.37	0.37	0.39	0.40
0.19	0.44	(0.28)	(0.29)	0.28	(0.07)

0.37	0.82	0.09	0.08	0.67	0.33

(0.18)	(0.38)	(0.37)	(0.38)	(0.39)	(0.39)

(0.18)	(0.38)	(0.37)	(0.38)	(0.39)	(0.39)

$11.84	$11.65	$11.21	$11.49	$11.79	$11.51

3.25%	7.46%	0.82%	0.71%	5.92%	2.92%

$40,926	$35,157	$21,310	$12,090	$10,248	$2,588
0.61%	0.61%	0.61%	0.61%	0.61%	0.63%
0.77%	0.78%	0.76%	0.75%	0.74%	0.75%
3.15%	3.36%	3.29%	3.28%	3.36%	3.42%
2.99%	3.19%	3.14%	3.14%	3.23%	3.30%
8%	14%	11%	10%	11%	7%

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.

2	The average shares outstanding have been applied for per share information.

3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.86	$11.33	$11.62	$11.98	$11.48	$11.46

0.17	0.36	0.36	0.35	0.36	0.37
0.28	0.53	(0.29)	(0.35)	0.50	0.02

0.45	0.89	0.07	—	0.86	0.39

(0.17)	(0.36)	(0.36)	(0.36)	(0.36)	(0.37)
(0.06)	—	—	—	—	—

(0.23)	(0.36)	(0.36)	(0.36)	(0.36)	(0.37)

$12.08	$11.86	$11.33	$11.62	$11.98	$11.48

3.85%	8.00%	0.60%	0.05%	7.57%	3.41%

$36,957	$36,058	$38,139	$40,647	$55,418	$51,708
0.80%	0.80%	0.80%	0.80%	0.80%	0.83%
1.06%	1.07%	1.08%	1.03%	1.02%	1.07%
2.89%	3.12%	3.10%	3.04%	3.06%	3.18%
2.63%	2.85%	2.82%	2.81%	2.84%	2.94%
20%	21%	10%	14%	8%	6%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.83	$11.30	$11.59	$11.95	$11.45	$11.44

0.13	0.27	0.27	0.26	0.27	0.28
0.28	0.53	(0.29)	(0.35)	0.50	0.01

0.41	0.80	(0.02)	(0.09)	0.77	0.29

(0.13)	(0.27)	(0.27)	(0.27)	(0.27)	(0.28)
(0.06)	—	—	—	—	—

(0.19)	(0.27)	(0.27)	(0.27)	(0.27)	(0.28)

$12.05	$11.83	$11.30	$11.59	$11.95	$11.45

3.48%	7.20%	(0.16% )	(0.71% )	6.78%	2.55%

$12,185	$13,459	$14,941	$17,073	$20,899	$17,825
1.55%	1.55%	1.55%	1.55%	1.55%	1.58%
1.81%	1.82%	1.83%	1.78%	1.77%	1.82%
2.14%	2.37%	2.35%	2.29%	2.31%	2.43%
1.88%	2.10%	2.07%	2.06%	2.09%	2.19%
20%	21%	10%	14%	8%	6%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.

2	The average shares outstanding have been applied for per share information.

3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$11.85	$11.33	$11.61	$11.97	$11.47	$11.46

0.18	0.38	0.39	0.38	0.39	0.40
0.28	0.52	(0.28)	(0.35)	0.50	0.01

0.46	0.90	0.11	0.03	0.89	0.41

(0.18)	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)
(0.06)	—	—	—	—	—

(0.24)	(0.38)	(0.39)	(0.39)	(0.39)	(0.40)

$12.07	$11.85	$11.33	$11.61	$11.97	$11.47

3.99%	8.17%	0.93%	0.29%	7.84%	3.58%

$41,910	$39,363	$32,981	$32,192	$19,929	$12,667
0.55%	0.55%	0.55%	0.55%	0.55%	0.58%

0.81%	0.82%	0.83%	0.78%	0.77%	0.82%
3.14%	3.37%	3.35%	3.29%	3.31%	3.43%

2.88%	3.10%	3.07%	3.06%	3.09%	3.19%
20%	21%	10%	14%	8%	6%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$8.25	$7.93	$8.14	$8.39	$8.15	$8.16

0.12	0.28	0.28	0.28	0.29	0.29
0.17	0.32	(0.20)	(0.25)	0.24	(0.01)

0.29	0.60	0.08	0.3	0.53	0.28

(0.12)	(0.28)	(0.28)	(0.28)	(0.29)	(0.29)
(0.08)	—	(0.01)	—	—	—

(0.20)	(0.28)	(0.29)	(0.28)	(0.29)	(0.29)

$8.34	$8.25	$7.93	$8.14	$8.39	$8.15

3.60%	7.72%	0.93%	0.48%	6.60%	3.45%

$388,861	$376,965	$378,038	$399,001	$439,379	$441,904
0.83%	0.85%	0.88%	0.88%	0.88%	0.89%

0.92%	0.93%	0.93%	0.94%	0.94%	0.95%
3.05%	3.49%	3.48%	3.51%	3.50%	3.51%

2.96%	3.41%	3.43%	3.45%	3.44%	3.45%
23%	23%	19%	15%	14%	13%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$8.25	$7.93	$8.14	$8.39	$8.15	$8.16

0.09	0.22	0.22	0.22	0.23	0.23
0.17	0.32	(0.20)	(0.25)	0.24	(0.01)

0.26	0.54	0.02	(0.03)	0.47	0.22

(0.09)	(0.22)	(0.22)	(0.22)	(0.23)	(0.23)
(0.08)	—	(0.01)	—	—	—

(0.17)	(0.22)	(0.23)	(0.22)	(0.23)	(0.23)

$8.34	$8.25	$7.93	$8.14	$8.39	$8.15

3.21%	6.91%	0.16%	(0.27% )	5.79%	2.67%

$23,191	$25,065	$26,376	$33,298	$36,215	$32,799
1.59%	1.61%	1.64%	1.64%	1.64%	1.65%

1.68%	1.69%	1.69%	1.70%	1.70%	1.71%
2.29%	2.73%	2.72%	2.75%	2.74%	2.75%

2.20%	2.65%	2.67%	2.69%	2.68%	2.69%
23%	23%	19%	15%	14%	13%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/29/20[1]	Year ended

(Unaudited)	8/31/19	8/31/18	8/31/17	8/31/16	8/31/15

$8.25	$7.92	$8.13	$8.38	$8.14	$8.16

0.13	0.30	0.30	0.30	0.31	0.31
0.16	0.33	(0.20)	(0.25)	0.24	(0.02)

0.29	0.63	0.10	0.05	0.55	0.29

(0.13)	(0.30)	(0.30)	(0.30)	(0.31)	(0.31)
(0.08)	—	(0.01)	—	—	—

(0.21)	(0.30)	(0.31)	(0.30)	(0.31)	(0.31)

$8.33	$8.25	$7.92	$8.13	$8.38	$8.14

3.60%	8.12%	1.16%	0.73%	6.86%	3.57%

$53,656	$47,241	$41,427	$33,373	$26,372	$16,740
0.59%	0.61%	0.64%	0.64%	0.64%	0.65%
0.68%	0.69%	0.69%	0.70%	0.70%	0.71%
3.29%	3.73%	3.72%	3.75%	3.74%	3.75%
3.20%	3.65%	3.67%	3.69%	3.68%	3.69%
23%	23%	19%	15%	14%	13%

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds	February 29, 2020 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund and $250,000 or more for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free Pennsylvania Fund, will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Feb. 29, 2020 and for all open tax years (years ended Aug. 31, 2017–Aug. 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended Feb. 29, 2020, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$686	$1,179	$343	$423	$727	$1,862

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Feb. 29, 2020, each Fund earned the following amounts under this arrangement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$22	$17	$70	$31	$19	$188

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2019 through Feb. 29, 2020.* These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Operating expense limitation
as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,336	$3,681	$5,769	$3,794	$3,480	$9,565

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 29, 2020, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$3,498	$4,394	$9,829	$4,690	$3,870	$19,711

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 29, 2020, each Fund was charged for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$983	$1,235	$2,762	$1,314	$1,088	$5,546

For the six months ended Feb. 29, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$2,071	$1,095	$6,356	$8,755	$913	$17,780

For the six months ended Feb. 29, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. For the six months ended Feb. 29, 2020, Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund did not receive gross CDSC commissions on redemptions for Class A and Class C shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free Pennsylvania Fund
Class A	$ —	$13,880	$—	$—
Class C	173	—	58	70

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended Feb. 29, 2020, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Delaware Tax-Free Arizona Fund did not engage in Rule 17a-7 securities purchases and/or securities sales for the six months ended Feb. 29, 2020. Pursuant to these procedures, for the six months ended Feb. 29, 2020, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$3,200,422	$3,826,881	$1,225,613	$2,072,973	$4,586,976
Sales	796,250	3,642,299	1,225,565	1,050,727	9,585,967
Net realized gain (loss)	(2,025)	—	—	—	92,987

*The aggregate contractual waiver period covering this report is from Dec. 28, 2018 through Dec. 28, 2020.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments

For the six months ended Feb. 29, 2020, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Purchases	$15,942,646	$26,251,030	$29,196,214	$21,374,484	$18,450,430	$111,210,851
Sales	14,615,678	26,802,079	27,162,149	8,474,331	17,237,042	103,576,266

At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2020, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Cost of investments	$76,444,237	$92,678,380	$214,475,306	$108,883,001	$84,111,927	$423,981,140

Aggregate unrealized appreciation of investments	$6,335,026	$9,393,346	$18,216,715	$7,578,161	$6,897,723	$39,221,170
Aggregate unrealized depreciation of investments	(39,150)	(48,275)	(110,555)	(54,064)	(41,633)	(215,625)

Net unrealized appreciation of investments	$6,295,876	$9,345,071	$18,106,160	$7,524,097	$6,856,090	$39,005,545

At Aug. 31, 2019, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$95,504	$132,803	$228,307
Delaware Tax-Free Colorado Fund	3,090,657	107,513	3,198,170
Delaware Tax-Free Idaho Fund	1,825,182	2,666,052	4,491,234

At Aug. 31, 2019, there were no capital loss carryforwards for Delaware Tax-Free California Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 29, 2020:

Delaware Tax-Free Arizona Fund
Level 2
Securities

Assets:
Municipal Bonds	$81,240,113
Short-Term Investments	1,500,000

Total Value of Securities	$82,740,113

Delaware Tax-Free California Fund
Level 2
Securities

Assets:
Municipal Bonds	$101,123,451
Short-Term Investments	900,000

Total Value of Securities	$102,023,451

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$230,054,108	$230,054,108
Short-Term Investments[1]	2,027,358	500,000	2,527,358

Total Value of Securities	$2,027,358	$230,554,108	$232,581,466

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$116,095,174	$116,095,174
Short-Term Investments[1]	86,924	225,000	311,924

Total Value of Securities	$86,924	$116,320,174	$116,407,098

Delaware Tax-Free New York Fund

Level 2
Securities

Assets:
Municipal Bonds	$90,868,017
Short-Term Investments	100,000

Total Value of Securities	$90,968,017

Delaware Tax-Free Pennsylvania Fund

Level 2
Securities

Assets:
Municipal Bonds	$462,986,685

[1]

Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Short-Term Investments	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund
Level 1	80.22%	27.87%
Level 2	19.78%	72.13%

Total	100.00%	100.00%

During the six months ended Feb. 29, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended Feb. 29, 2020, there were no Level 3 investments.

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	180,943	262,361	192,731	246,328	764,284	946,719
Class C	11,110	42,564	48,141	135,650	48,304	115,864
Institutional Class	225,442	589,377	820,676	2,089,874	1,026,755	1,931,423
Shares issued upon reinvestment of dividends and distributions:
Class A	68,958	139,629	76,132	123,662	191,510	430,740
Class C	2,855	6,385	14,923	22,436	9,152	22,232
Institutional Class	21,354	34,201	70,916	78,502	59,287	92,420

	510,662	1,074,517	1,223,519	2,696,452	2,099,292	3,539,398

Shares redeemed:
Class A	(216,032)	(735,173)	(217,963)	(1,431,252)	(714,586)	(1,685,496)
Class C	(37,245)	(61,785)	(127,353)	(319,827)	(108,509)	(224,664)
Institutional Class	(41,008)	(313,916)	(599,780)	(1,346,002)	(340,101)	(823,168)

	(294,285)	(1,110,874)	(945,096)	(3,097,081)	(1,163,196)	(2,733,328)

Net increase (decrease)	216,377	(36,357)	278,423	(400,629)	936,096	806,070

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19	Six months ended 2/29/20	Year ended 8/31/19
Shares sold:
Class A	471,085	459,129	154,725	591,017	2,803,348	3,832,279
Class C	58,757	86,983	30,531	133,092	273,086	371,898
Institutional Class	553,205	1,875,734	457,123	1,449,261	915,917	2,517,108
Shares issued upon reinvestment of dividends and distributions:
Class A	66,789	143,675	54,917	88,863	1,014,177	1,397,399
Class C	10,795	30,006	11,406	20,484	54,993	81,414
Institutional Class	46,124	69,543	63,181	93,585	135,238	170,595

	1,206,755	2,665,070	771,883	2,376,302	5,196,759	8,370,693

Shares redeemed:
Class A	(359,388)	(1,140,741)	(190,532)	(1,003,925)	(2,859,691)	(7,228,804)
Class C	(185,358)	(581,720)	(168,406)	(337,176)	(583,725)	(742,301)
Institutional Class	(160,191)	(828,173)	(369,645)	(1,133,073)	(340,164)	(2,187,569)

	(704,937)	(2,550,634)	(728,583)	(2,474,174)	(3,783,580)	(10,158,674)

Net increase (decrease)	501,818	114,436	43,300	(97,872)	1,413,179	(1,787,981)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” For the six months ended Feb. 29, 2020 and the year ended Aug. 31, 2019, the Funds had the following exchange transactions:

			Six months ended 2/29/20

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free California Fund	16,667	—	—	16,697	$204,878
Delaware Tax-Free Colorado Fund	934	—	—	934	10,622
Delaware Tax-Free New York Fund	—	403	402	—	4,751
Delaware Tax-Free Pennsylvania Fund	35,091	15,346	15,383	35,117	413,268

			Year ended 8/31/19

	Exchange Redemptions		Exchange Subscriptions

	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free California Fund	94,289	4,281	—	98,582	$1,213,599
Delaware Tax-Free Colorado Fund	10,452	5,036	4,754	10,763	172,380
Delaware Tax-Free Idaho Fund	19,800	—	—	19,815	226,175
Delaware Tax-Free New York Fund	6,590	—	—	6,591	73,949
Delaware Tax-Free Pennsylvania Fund	83,022	15,097	15,121	83,103	778,069

Delaware Tax-Free Arizona Fund and Delaware Tax-Free Idaho Fund did not have any exchange transactions for the six months ended Feb. 29, 2020. Delaware Tax-Free Arizona Fund did not have any exchange transactions for the year ended Aug. 31, 2019.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. On Nov. 4, 2019, the Participants

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

5. Line of Credit (continued)

entered into an amendment to the agreement for a $250,000,000 revolving line of credit (Agreement). The revolving line of credit is to be used as described below and operates in substantially the same manner as the original agreement. The line of credit available under the Agreement expires on Nov. 2, 2020.

Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on Nov. 4, 2019.

The Funds had no amounts outstanding as of Feb. 29, 2020, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Feb. 29, 2020, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
American Capital Access	1.20%	—	—	—	—	—
Assured Guaranty Corporation	—	—	0.98%	—	—	1.08%
Assured Guaranty Municipal Corporation	1.45%	1.42%	4.38%	4.58%	—	2.86%
AMBAC Assurance Corporation	—	—	—	—	1.26%	—
Build America Mutual Assurance	—	0.52%	1.06%	5.75%	—	0.62%
National Public Finance Guarantee Corporation	—	0.91%	—	—	—	—

	2.65%	2.85%	6.42%	10.33%	1.26%	4.56%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow

Notes to financial statements
Delaware Funds® by Macquarie state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material.

In August 2018, the FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Management has determined that no other material events or transactions occurred subsequent to Feb. 29, 2020, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2020